UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22167

Virtus Strategy Trust

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Jennifer Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

One Financial Plaza

Hartford, CT 06103-2608

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: September 30

Date of reporting period: March 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

(b)	Not applicable.

SEMIANNUAL REPORT
VIRTUS STRATEGY TRUST

March 31, 2022
Virtus AllianzGI Convertible Fund*
Virtus AllianzGI Core Plus Bond Fund*
Virtus AllianzGI Global Allocation Fund*
Virtus AllianzGI Global Dynamic Allocation Fund*
Virtus AllianzGI Global Sustainability Fund*
Virtus AllianzGI High Yield Bond Fund*
Virtus AllianzGI International Small-Cap Fund*
Virtus AllianzGI Preferred Securities and Income Fund*
Virtus AllianzGI Short Duration High Income Fund*
Virtus AllianzGI Water Fund*
Virtus NFJ Emerging Markets Value Fund
*Prospectus supplement applicable to this fund appears at the back of this semiannual report.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports like this one will no longer be sent by mail, unless specifically requested from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect at any time to receive not only shareholder reports but also certain other communications from the Fund electronically, or you may elect to receive paper copies of all future shareholder reports free of charge to you. If you own your shares directly with the Fund, you may make such elections by calling the Fund at 1-800-243-1574 or, with respect to requesting electronic delivery, by visiting www.virtus.com. An election made directly with the Fund will apply to all Virtus Mutual Funds in which you own shares directly. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To Virtus Strategy Trust Shareholders:
I am pleased to present this semiannual report, which reviews the performance of your Fund for the six months ended March 31, 2022.
During the six-month period, markets were affected by higher inflation, rising interest rates, and efforts by the Federal Reserve (Fed) to control rising prices. Russia’s invasion of Ukraine in late February added to the uncertainty and led to higher energy and food costs.
Domestic equity indexes posted mixed performance for the six months ended March 31, 2022. While U.S. large-capitalization stocks returned 5.92%, as measured by the S&P 500® Index, small-cap stocks lost 5.55%, as measured by the Russell 2000® Index. Losses were felt more broadly in international equities, with developed markets, as measured by the MSCI EAFE® Index (net), declining 3.38%, while emerging markets, as measured by the MSCI Emerging Markets Index (net), were down 8.20%.
In fixed income markets, the yield on the 10-year Treasury rose to 2.32% on March 31, 2022, from 1.52% on September 30, 2021, as the Fed began to raise interest rates in March to tackle inflation. The broader U.S. fixed income market, as represented by the Bloomberg U.S. Aggregate Bond Index, was down 5.92% for the six-month period, while non-investment grade bonds, as measured by the Bloomberg U.S. Corporate High Yield Bond Index, lost 4.16%.
When markets are volatile, it’s best to focus on your long-term goals rather than the headlines. Your financial advisor can help. Please call our customer service team at 800-243-1574 if you have questions about your account or require assistance. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President, Virtus Strategy Trust
May 2022
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investing involves risk, including the risk of loss of principal invested.

VIRTUS STRATEGY TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF October 1, 2021 TO March 31, 2022
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Strategy Trust Fund (each, a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class P shares, Institutional Class shares, Class R6 shares and Administrative Class shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
		Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Annualized Expense Ratio	Expenses Paid During Period*
AllianzGI Convertible Fund
	Class A	$ 1,000.00	$ 943.70	0.96%	$ 4.65
	Class C	1,000.00	940.10	1.73	8.37
	Class P	1,000.00	944.80	0.71	3.44
	Institutional Class	1,000.00	944.70	0.71	3.44
	Class R6**	1,000.00	1,017.10	0.62	1.01
	Administrative Class	1,000.00	943.80	0.93	4.51
AllianzGI Core Plus Bond Fund
	Class P	1,000.00	944.30	0.35	1.70
	Institutional Class	1,000.00	944.40	0.30	1.45
	Class R6	1,000.00	944.50	0.25	1.21
AllianzGI Global Allocation Fund
	Class A	1,000.00	975.80	0.52	2.56
	Class C	1,000.00	972.10	1.27	6.24
	Class P	1,000.00	977.10	0.32	1.58
	Institutional Class	1,000.00	976.80	0.29	1.43
	Class R6	1,000.00	977.40	0.22	1.08
	Administrative Class	1,000.00	976.00	0.47	2.32
AllianzGI Global Dynamic Allocation Fund
	Class A	1,000.00	938.40	0.82	3.96
	Class C	1,000.00	934.90	1.58	7.62
	Class P	1,000.00	939.00	0.68	3.29
	Institutional Class	1,000.00	939.50	0.54	2.61
	Class R6	1,000.00	940.10	0.54	2.61
	Administrative Class	1,000.00	938.30	0.79	3.82
AllianzGI Global Sustainability Fund
	Class A	1,000.00	989.40	0.94	4.66
	Class P	1,000.00	990.40	0.79	3.92
	Institutional Class	1,000.00	990.60	0.69	3.42
AllianzGI High Yield Bond Fund
	Class A	1,000.00	956.30	1.12	5.46
	Class C	1,000.00	952.80	1.81	8.81
	Class P	1,000.00	957.00	0.80	3.90
	Institutional	1,000.00	958.10	0.83	4.05
	Administrative Class	1,000.00	957.10	1.00	4.88

VIRTUS STRATEGY TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF October 1, 2021 TO March 31, 2022
		Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Annualized Expense Ratio	Expenses Paid During Period*
AllianzGI International Small-Cap Fund
	Class A	$1,000.00	$ 856.80	1.25%	$5.79
	Class C	1,000.00	853.70	2.00	9.24
	Class P	1,000.00	857.40	1.10	5.09
	Institutional Class	1,000.00	857.70	1.04	4.82
	Class R6	1,000.00	858.10	1.00	4.63
AllianzGI Preferred Securities and Income Fund
	Class P	1,000.00	932.40	0.60	2.89
	Institutional Class	1,000.00	932.10	0.55	2.65
	Class R6	1,000.00	932.00	0.50	2.41
AllianzGI Short Duration High Income Fund
	Class A	1,000.00	1,000.00	0.86	4.29
	Class C	1,000.00	999.40	1.11	5.53
	Class P	1,000.00	1,001.00	0.65	3.24
	Institutional Class	1,000.00	1,001.40	0.60	2.99
	Class R6	1,000.00	1,001.50	0.55	2.74
AllianzGI Water Fund
	Class A	1,000.00	953.80	1.22	5.94
	Class C	1,000.00	950.30	1.97	9.58
	Class P	1,000.00	955.10	0.94	4.58
	Institutional Class	1,000.00	955.40	0.93	4.53
NFJ Emerging Markets Value Fund
	Class A	1,000.00	886.00	1.14	5.36
	Class C	1,000.00	882.70	1.89	8.87
	Class P	1,000.00	886.60	0.99	4.66
	Institutional Class	1,000.00	886.80	0.89	4.19

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
**	February 1, 2022, is the date the Class started accruing expenses. Expenses are equal to the Class’ annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (59) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

VIRTUS STRATEGY TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF October 1, 2021 TO March 31, 2022
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
		Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Annualized Expense Ratio	Expenses Paid During Period*
AllianzGI Convertible Fund
	Class A	$ 1,000.00	$ 1,020.14	0.96%	$ 4.84
	Class C	1,000.00	1,016.31	1.73	8.70
	Class P	1,000.00	1,021.39	0.71	3.58
	Institutional Class	1,000.00	1,021.39	0.71	3.58
	Class R6**	1,000.00	1,007.08	0.62	1.01
	Administrative Class	1,000.00	1,020.29	0.93	4.68
AllianzGI Core Plus Bond Fund
	Class P	1,000.00	1,023.19	0.35	1.77
	Institutional Class	1,000.00	1,023.44	0.30	1.51
	Class R6	1,000.00	1,023.68	0.25	1.26
AllianzGI Global Allocation Fund
	Class A	1,000.00	1,022.34	0.52	2.62
	Class C	1,000.00	1,018.60	1.27	6.39
	Class P	1,000.00	1,023.34	0.32	1.61
	Institutional Class	1,000.00	1,023.49	0.29	1.46
	Class R6	1,000.00	1,023.83	0.22	1.11
	Administrative Class	1,000.00	1,022.59	0.47	2.37
AllianzGI Global Dynamic Allocation Fund
	Class A	1,000.00	1,020.84	0.82	4.13
	Class C	1,000.00	1,017.05	1.58	7.95
	Class P	1,000.00	1,021.54	0.68	3.43
	Institutional Class	1,000.00	1,022.24	0.54	2.72
	Class R6	1,000.00	1,022.24	0.54	2.72
	Administrative Class	1,000.00	1,020.99	0.79	3.98
AllianzGI Global Sustainability Fund
	Class A	1,000.00	1,020.24	0.94	4.73
	Class P	1,000.00	1,020.99	0.79	3.98
	Institutional Class	1,000.00	1,021.49	0.69	3.48
AllianzGI High Yield Bond Fund
	Class A	1,000.00	1,019.35	1.12	5.64
	Class C	1,000.00	1,015.91	1.81	9.10
	Class P	1,000.00	1,020.94	0.80	4.03
	Institutional	1,000.00	1,020.79	0.83	4.18
	Administrative Class	1,000.00	1,019.95	1.00	5.04
AllianzGI International Small-Cap Fund
	Class A	1,000.00	1,018.70	1.25	6.29
	Class C	1,000.00	1,014.96	2.00	10.05
	Class P	1,000.00	1,019.45	1.10	5.54
	Institutional Class	1,000.00	1,019.75	1.04	5.24
	Class R6	1,000.00	1,019.95	1.00	5.04
AllianzGI Preferred Securities and Income Fund
	Class P	1,000.00	1,021.94	0.60	3.02
	Institutional Class	1,000.00	1,022.19	0.55	2.77
	Class R6	1,000.00	1,022.44	0.50	2.52

VIRTUS STRATEGY TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF October 1, 2021 TO March 31, 2022
		Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Annualized Expense Ratio	Expenses Paid During Period*
AllianzGI Short Duration High Income Fund
	Class A	$1,000.00	$1,020.64	0.86%	$ 4.33
	Class C	1,000.00	1,019.40	1.11	5.59
	Class P	1,000.00	1,021.69	0.65	3.28
	Institutional Class	1,000.00	1,021.94	0.60	3.02
	Class R6	1,000.00	1,022.19	0.55	2.77
AllianzGI Water Fund
	Class A	1,000.00	1,018.85	1.22	6.14
	Class C	1,000.00	1,015.11	1.97	9.90
	Class P	1,000.00	1,020.24	0.94	4.73
	Institutional Class	1,000.00	1,020.29	0.93	4.68
NFJ Emerging Markets Value Fund
	Class A	1,000.00	1,019.25	1.14	5.74
	Class C	1,000.00	1,015.51	1.89	9.50
	Class P	1,000.00	1,020.00	0.99	4.99
	Institutional Class	1,000.00	1,020.49	0.89	4.48

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
**	February 1, 2022, is the date the Class started accruing expenses. Expenses are equal to the Class’ annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (59) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

VIRTUS STRATEGY TRUST
KEY INVESTMENT TERMS (Unaudited)
March 31, 2022
Alternative Credit Enhancement Securities® (“ACES”)
ACEs, a type of multiclass mortgage-related security in which interest and principal payments from multifamily mortgages are structured into separately traded securities.
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Asset-Backed Securities (“ABS”)
Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card arrangements.
Bloomberg U.S. Aggregate Bond Index
The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg U.S. Corporate High Yield Bond Index
The Bloomberg U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Collateralized Loan Obligation (“CLO”)
A collateralized loan obligation is a type of security backed by a pool of debt, typically low-rated corporate loans, structured so that there are several classes of bondholders with varying maturities, called tranches.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Home Loan Mortgage Corporation (“Freddie Mac”)
A government-owned corporation that buys mortgages and packages them into mortgage-backed securities.
Federal National Mortgage Association (“Fannie Mae”)
A government-sponsored, publicly traded enterprise that makes mortgages available to low- and moderate-income borrowers. It does not provide loans, but backs or guarantees them in the secondary mortgage market.
Federal Reserve (the “Fed”)
The Central Bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.
Financial Times Stock Exchange (“FTSE”)
FTSE Russell provides a comprehensive range of reliable and accurate indexes, giving investors the tools they require to measure and analyze global markets across asset classes, styles or strategies.
FTSE/Johannesburg Stock Exchange (“FTSE/JSE”)
The FTSE/JSE Africa Index Series represents the South African equity market and its market segments. Market capitalization-weighted and alternatively-weighted indexes are available, including equally-weighted, shareholder-weighted, and capped indexes.
FTSE Milano Indice di Borsa (“FTSE MIB”)
The FTSE MIB Italia Series provides investors with a comprehensive and complementary set of market-cap weighted indexes measuring the performance of Italian companies listed on the Italian stock exchange, Borsa Italia. The indexes are designed for use as performance benchmarks and are suitable for the creation of structured products, index-tracking funds, exchange-traded funds and derivatives.
Global Depositary Receipt (“GDR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by an international bank or a trust. Foreign companies use GDRs in order to make it easier for foreign investors to buy their shares.
Government National Mortgage Association (“Ginnie Mae”)
A U.S. government corporation that guarantees the timely payment of principal and interest on mortgage-backed securities (MBSs) issued by approved Ginnie Mae lenders, with the goal of expanding the pool of homeowners by mostly aiding lending to homeowners who are traditionally underserved in the mortgage marketplace such as first-time home buyers and low-income borrowers.

VIRTUS STRATEGY TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued)
March 31, 2022
Intercontinental Exchange (“ICE”)
An American Fortune 500 company formed in 2000 that operates global exchanges and clearing houses, and provides mortgage technology, data and listing services. The company owns exchanges for financial and commodity markets, and operates 12 regulated exchanges and marketplaces. This includes ICE futures exchanges in the United States, Canada and Europe, the Liffe futures exchanges in Europe, the New York Stock Exchange, equity options exchanges and over-the-counter energy, credit and equity markets.
Leveraged Loans
Leveraged loans (also known as bank, senior or floating-rate loans) consists of below investment-grade credit quality loans that are arranged by banks and other financial institutions to help companies finance acquisitions, recapitalizations, or other highly leveraged transactions. Such loans may be especially vulnerable to adverse changes in economic or market conditions, although they are senior in the capital structure which typically provides investors/lenders a degree of potential credit risk protection.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
Markit CDX® North American High Yield Index (“CDX.NA.HY”)
CDX.NA.HY is composed of 100 liquid North American entities with high yield credit ratings as published by Markit® from time to time.
Markit CDX® North American Investment Grade Index (“CDX.NA.IG”)
CDX.NA.IG is comprised of one hundred twenty five (125) of the most liquid North American entities with investment grade credit ratings as published by Markit® from time to time.
Mortgage-Backed Securities (“MBS”)
Mortgage-backed securities represent interests in pools of underlying home loans bought from banks which issue them.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Payment-in-Kind Security (“PIK”)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Secured Overnight Financing Rate (“SOFR”)
SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange (“NYSE”).

VIRTUS STRATEGY TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued)
March 31, 2022
Tokyo Stock Price Index (“TOPIX”)
Tokyo Stock Price Index is a capitalization-weighted index of all companies listed on the First Section of the Tokyo Stock Exchange.
To-Be-Announced (“TBA”)
The TBA market facilitates the forward trading of mortgage-backed securities issued by the Fannie Mae, Freddie Mac and Ginnie Mae. The market creates parameters under which mortgage pools can be considered fungible and thus do not need to be explicitly known at the time a trade is initiated.
Treasury Inflation Protected Securities (“TIPS”)
TIPS are a type of Treasury security issued by the U.S. government. TIPS are indexed to inflation in order to protect investors from a decline in the purchasing power of their money.

VIRTUS STRATEGY TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)
March 31, 2022
For each Fund, the following tables present asset allocations within certain sectors as a percentage of total investments as of March 31, 2022.
AllianzGI Convertible Fund
Convertible Bonds and Notes		84%
Internet	15%
Software	13
Pharmaceuticals	5
All other Convertible Bonds and Notes	51
Convertible Preferred Stocks		12
Short-Term Investment		4
Total		100%
AllianzGI Core Plus Bond Fund
Corporate Bonds and Notes		36%
Financials	11%
Utilities	5
Energy	4
All other Corporate Bonds and Notes	16
Asset-Backed Securities		26
U.S. Government Securities		19
Mortgage-Backed Securities		18
Short-Term Investment		1
Total		100%

AllianzGI Global Allocation Fund
Affiliated Mutual Fund		36%
Corporate Bonds and Notes		16
Banks	4%
Electric Utilities	2
Insurance	1
All other Corporate Bonds and Notes	9
Common Stocks		14
Pharmaceuticals	1
Chemicals	1
Diversified Telecommunication Services	1
All other Common Stocks	11
Mortgage-Backed Securities		10
U.S. Government Securities		9
Asset-Backed Securities		7
Exchange-Traded Funds		5
Other (includes short-term investment)		3
Total		100%
AllianzGI Global Dynamic Allocation Fund
Common Stocks		67%
Hotels, Restaurants & Leisure	4%
Software	4
Semiconductors & Semiconductor Equipment	3
All other Common Stocks	56
Corporate Bonds and Notes		21
Banks	3
Electric Utilities	3
Insurance	2
All other Corporate Bonds and Notes	13
Short-Term Investment		11
U.S. Government Securities		1
Total		100%

AllianzGI Global Sustainability Fund
Software	12%
IT Services	9
Pharmaceuticals	7
Building Products	6
Capital Markets	6
Semiconductors & Semiconductor Equipment	6
Technology Hardware, Storage & Peripherals	5
Healthcare Providers & Services	5
Life Sciences Tools & Services	4
Biotechnology	4
Other (includes short-term investment)	36
Total	100%
AllianzGI High Yield Bond Fund
Corporate Bonds and Notes		88%
Oil, Gas & Consumable Fuels	9%
Media	9
Entertainment	6
All other Corporate Bonds and Notes	64
Short-Term Investment		6
Preferred Stock		4
Common Stocks		2
Total		100%

VIRTUS STRATEGY TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited) (Continued)
March 31, 2022
AllianzGI International Small-Cap Fund
Machinery	10%
Semiconductors & Semiconductor Equipment	8
Commercial Services & Supplies	6
Insurance	5
Electronic Equipment, Instruments & Components	5
IT Services	5
Healthcare Equipment & Supplies	5
Real Estate Management & Development	5
Trading Companies & Distributors	4
Interactive Media & Services	4
Other (includes short-term investment)	43
Total	100%
AllianzGI Preferred Securities and Income Fund
Corporate Bonds and Notes		68%
Financials	40%
Energy	10
Communications	7
All other Corporate Bonds and Notes	11
Preferred Stocks		29
Short-Term Investment		2
U.S. Government Security		1
Total		100%

AllianzGI Short Duration High Income Fund
Corporate Bonds and Notes		90%
Diversified Financial Services	12%
Pipelines	8
Oil, Gas & Consumable Fuels	8
All other Corporate Bonds and Notes	62
Leveraged Loans		9
Short-Term Investment		1
Total		100%
AllianzGI Water Fund
Machinery	34%
Water Utilities	12
Life Sciences Tools & Services	11
Electronic Equipment, Instruments & Components	9
Building Products	9
Multi-Utilities	5
Commercial Services & Supplies	5
Chemicals	4
Construction & Engineering	4
Professional Services	3
Other (includes short-term investment)	4
Total	100%

NFJ Emerging Markets Value Fund
Information Technology	35%
Financials	16
Consumer Discretionary	11
Communication Services	8
Materials	6
Industrials	6
Health Care	5
Other (includes short-term investment)	13
Total	100%

AllianzGI Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Shares	Value
Convertible Preferred Stocks—12.0%
Auto Components—0.5%
Aptiv plc Series A, 5.500%	85,245	$ 11,633
Banks—0.6%
Wells Fargo & Co. Series L, 7.500%(1)	10,205	13,522
Capital Markets—0.5%
KKR & Co., Inc. Series C, 6.000%	174,625	12,976
Commercial Services & Supplies—0.4%
GFL Environmental, Inc., 6.000%	135,965	10,067
Electric Utilities—2.5%
NextEra Energy, Inc., 4.872%	180,965	11,182
NextEra Energy, Inc., 5.279%	696,940	36,346
NextEra Energy, Inc., 6.219%	229,830	12,075
		59,603

Healthcare Equipment & Supplies—1.0%
Boston Scientific Corp. Series A, 5.500%	209,400	24,383
Life Sciences Tools & Services—1.9%
Avantor, Inc. Series A, 6.250%	144,935	15,005
Danaher Corp. Series A, 4.750%	15,570	31,525
		46,530

Machinery—0.5%
RBC Bearings, Inc. Series A, 5.000%	131,735	13,137
Semiconductors & Semiconductor Equipment—2.9%
Broadcom, Inc. Series A, 8.000%	35,330	69,358
	Shares	Value

Telecommunications—1.2%
T-Mobile US 2020 Cash Mandatory Exchangeable Trust 144A, 5.250%(2)	26,385	$ 29,419
Total Convertible Preferred Stocks (Identified Cost $218,171)		290,628

	Par Value
Convertible Bonds and Notes—83.7%
Airlines—1.3%
American Airlines Group, Inc. 6.500%, 7/1/25	$ 2,765	3,782
Southwest Airlines Co. 1.250%, 5/1/25	20,465	27,771
		31,553

Auto Manufacturers—1.7%
Ford Motor Co. 0.000%, 3/15/26	17,370	20,532
Lucid Group, Inc. 144A 1.250%, 12/15/26(2)	11,120	8,526
Tesla, Inc. 2.000%, 5/15/24	675	11,712
		40,770

Biotechnology—2.9%
BioMarin Pharmaceutical, Inc. 1.250%, 5/15/27	17,675	17,698
Global Blood Therapeutics, Inc. 144A 1.875%, 12/15/28(2)	10,335	13,523
Guardant Health, Inc. 0.000%, 11/15/27	9,790	7,853
Halozyme Therapeutics, Inc. 0.250%, 3/1/27	25,720	22,408
Innoviva, Inc. 144A 2.125%, 3/15/28(2)	2,030	2,026
Livongo Health, Inc. 0.875%, 6/1/25	6,200	6,237
		69,745

Commercial Services—5.3%
Block, Inc.
0.125%, 3/1/25	22,165	29,050
0.000%, 5/1/26	6,345	5,865
Chegg, Inc. 0.125%, 3/15/25	16,605	16,713
	Par Value	Value

Commercial Services—continued
Euronet Worldwide, Inc. 0.750%, 3/15/49	$ 11,420	$ 12,705
Repay Holdings Corp. 144A 0.000%, 2/1/26(2)	9,515	7,916
Shift4 Payments, Inc.
0.000%, 12/15/25	17,685	18,516
144A 0.500%, 8/1/27(2)	18,315	15,971
Stride, Inc. 1.125%, 9/1/27	21,500	21,328
		128,064

Computers—4.7%
CyberArk Software Ltd. 0.000%, 11/15/24	13,205	16,366
KBR, Inc. 2.500%, 11/1/23	7,180	15,581
Lumentum Holdings, Inc.
0.500%, 12/15/26	23,635	27,390
144A 0.500%, 6/15/28(2)	7,510	7,345
Pure Storage, Inc. 0.125%, 4/15/23	21,965	30,652
Zscaler, Inc. 0.125%, 7/1/25	9,940	16,913
		114,247

Cosmetics & Personal Care—0.8%
Beauty Health Co. (The) 144A 1.250%, 10/1/26(2)	22,005	19,964
Diversified Financial Services—2.5%
Coinbase Global, Inc. 144A 0.500%, 6/1/26(2)	26,475	24,648
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 0.000%, 8/15/23	12,240	13,403
SoFi Technologies, Inc. 144A 0.000%, 10/15/26(2)	11,645	9,396
Upstart Holdings, Inc. 144A 0.250%, 8/15/26(2)	14,085	11,946
		59,393

Electronics—0.6%
II-VI, Inc. 0.250%, 9/1/22	9,160	14,138
See Notes to Financial Statements

AllianzGI Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Energy-Alternate Sources—2.0%
Enphase Energy, Inc.
0.000%, 3/1/26	$ 28,525	$ 28,967
0.000%, 3/1/28	13,980	14,525
144A 0.250%, 3/1/25(2)	1,975	5,053
		48,545

Entertainment—3.6%
Live Nation Entertainment, Inc. 2.000%, 2/15/25	40,370	52,279
Penn National Gaming, Inc. 2.750%, 5/15/26	5,250	10,558
Vail Resorts, Inc. 0.000%, 1/1/26	24,695	23,917
		86,754

Equity Real Estate Investment Trusts (REITs)—2.4%
Apollo Commercial Real Estate Finance, Inc. 4.750%, 8/23/22	27,005	26,887
Pebblebrook Hotel Trust 1.750%, 12/15/26	27,460	31,483
		58,370

Healthcare-Products—3.8%
CONMED Corp. 2.625%, 2/1/24	9,380	16,120
Envista Holdings Corp. 2.375%, 6/1/25	10,475	24,820
Exact Sciences Corp. 0.375%, 3/15/27	10,035	9,464
Insulet Corp. 0.375%, 9/1/26	14,345	19,014
Natera, Inc. 2.250%, 5/1/27	2,470	3,262
Repligen Corp. 0.375%, 7/15/24	3,710	6,379
Tandem Diabetes Care, Inc. 144A 1.500%, 5/1/25(2)	10,150	12,627
		91,686

Healthcare-Services—0.7%
Anthem, Inc. 2.750%, 10/15/42	2,490	17,376
Internet—15.4%
Airbnb, Inc. 0.000%, 3/15/26	39,115	37,812
Booking Holdings, Inc. 0.750%, 5/1/25	11,285	16,284
Etsy, Inc. 144A 0.250%, 6/15/28(2)	37,205	33,057
Expedia Group, Inc. 0.000%, 2/15/26	31,640	38,484
Lyft, Inc. 1.500%, 5/15/25	10,435	12,924
	Par Value	Value

Internet—continued
Match Group Financeco 2, Inc. 144A 0.875%, 6/15/26(2)	$ 11,760	$ 16,393
Palo Alto Networks, Inc.
0.750%, 7/1/23	8,415	19,695
0.375%, 6/1/25	23,755	50,028
Perficient, Inc. 144A 0.125%, 11/15/26(2)	19,570	17,486
Snap, Inc.
144A 0.000%, 5/1/27(2)	24,205	20,623
144A 0.125%, 3/1/28(2)	34,465	34,241
TechTarget, Inc. 144A 0.000%, 12/15/26(2)	23,250	20,983
Uber Technologies, Inc. 0.000%, 12/15/25	23,250	20,809
Wayfair, Inc. 0.625%, 10/1/25	18,145	14,897
Zillow Group, Inc. 2.750%, 5/15/25	16,625	18,761
		372,477

Leisure Time—2.1%
NCL Corp., Ltd. 144A 1.125%, 2/15/27(2)	34,115	31,352
Royal Caribbean Cruises Ltd. 2.875%, 11/15/23	16,955	20,498
		51,850

Machinery-Diversified—1.3%
Chart Industries, Inc. 144A 1.000%, 11/15/24(2)	6,725	19,788
Middleby Corp. (The) 1.000%, 9/1/25	8,875	12,220
		32,008

Media—4.5%
DISH Network Corp. 0.000%, 12/15/25	24,290	23,564
Liberty Broadband Corp.
144A 1.250%, 9/30/50(2)	28,060	26,867
144A 2.750%, 9/30/50(2)	24,905	24,563
Liberty Media Corp. 1.375%, 10/15/23	15,500	21,847
World Wrestling Entertainment, Inc. 3.375%, 12/15/23	4,500	11,428
		108,269

Mining—1.7%
Lithium Americas Corp. 144A 1.750%, 1/15/27(2)	3,280	3,521
MP Materials Corp. 144A 0.250%, 4/1/26(2)	17,690	25,712
	Par Value	Value

Mining—continued
SSR Mining, Inc. 2.500%, 4/1/39	$ 8,250	$ 11,468
		40,701

Oil, Gas & Consumable Fuels—2.4%
EQT Corp. 1.750%, 5/1/26	8,345	19,778
Helix Energy Solutions Group, Inc. 6.750%, 2/15/26	1,250	1,426
Pioneer Natural Resources Co. 0.250%, 5/15/25	15,055	35,748
		56,952

Pharmaceuticals—5.4%
Dexcom, Inc. 0.250%, 11/15/25	50,345	57,488
Jazz Investments I Ltd. 2.000%, 6/15/26	33,345	40,428
Pacira BioSciences, Inc. 0.750%, 8/1/25	14,055	17,411
Sarepta Therapeutics, Inc. 1.500%, 11/15/24	10,590	13,886
		129,213

Retail—0.3%
Dick’s Sporting Goods, Inc. 3.250%, 4/15/25	2,715	8,449
Semiconductors—4.0%
MACOM Technology Solutions Holdings, Inc. 144A 0.250%, 3/15/26(2)	21,240	21,572
Microchip Technology, Inc. 0.125%, 11/15/24	21,630	24,540
ON Semiconductor Corp. 144A 0.000%, 5/1/27(2)	11,130	15,059
Silicon Laboratories, Inc. 0.625%, 6/15/25	5,400	7,415
Wolfspeed, Inc. 144A 0.250%, 2/15/28(2)	24,185	27,405
		95,991

Software—12.9%
Akamai Technologies, Inc. 0.125%, 5/1/25	16,425	21,583
Bill.com Holdings, Inc.
0.000%, 12/1/25	6,755	10,737
144A 0.000%, 4/1/27(2)	19,165	18,279
Cloudflare, Inc. 144A 0.000%, 8/15/26(2)	35,920	35,740
See Notes to Financial Statements

AllianzGI Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Software—continued
Confluent, Inc. 144A 0.000%, 1/15/27(2)	$ 21,935	$ 18,129
Datadog, Inc. 0.125%, 6/15/25	5,875	10,399
Evolent Health, Inc. 1.500%, 10/15/25	14,110	16,623
Jamf Holding Corp. 144A 0.125%, 9/1/26(2)	18,785	18,608
MongoDB, Inc. 0.250%, 1/15/26	7,960	17,237
Nutanix, Inc. 144A 0.250%, 10/1/27(2)	22,435	18,691
Sailpoint Technologies Holdings, Inc. 0.125%, 9/15/24	1,780	3,291
ServiceNow, Inc. 0.000%, 6/1/22	1,030	4,249
Splunk, Inc.
0.500%, 9/15/23	25,950	29,503
1.125%, 9/15/25	10,230	12,251
1.125%, 6/15/27	4,710	4,498
Tyler Technologies, Inc. 0.250%, 3/15/26	22,835	25,130
Unity Software, Inc. 144A 0.000%, 11/15/26(2)	36,405	29,870
Workday, Inc. 0.250%, 10/1/22	10,115	16,610
		311,428

Telecommunications—0.9%
Viavi Solutions, Inc. 1.000%, 3/1/24	16,535	21,444
	Par Value	Value

Transportation—0.5%
Air Transport Services Group, Inc. 1.125%, 10/15/24	$ 9,275	$ 10,991
Total Convertible Bonds and Notes (Identified Cost $1,871,432)		2,020,378

Total Long-Term Investments—95.7% (Identified Cost $2,089,603)		2,311,006

	Shares
Short-Term Investment—4.2%
Money Market Mutual Fund—4.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(3)	102,622,660	102,623
Total Short-Term Investment (Identified Cost $102,623)		102,623

TOTAL INVESTMENTS—99.9% (Identified Cost $2,192,226)		$2,413,629
Other assets and liabilities, net—0.1%		1,631
NET ASSETS—100.0%		$2,415,260
Abbreviation:
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	No contractual maturity date.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, these securities amounted to a value of $646,299 or 26.8% of net assets.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	94%
Bermuda	3
Canada	1
Liberia	1
Israel	1
Total	100%
† % of total investments as of March 31, 2022.
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Convertible Bonds and Notes	$2,020,378	$ —	$2,020,378
Equity Securities:
Convertible Preferred Stocks	290,628	261,209	29,419
Money Market Mutual Fund	102,623	102,623	—
Total Investments	$2,413,629	$363,832	$2,049,797
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2022.
There were no transfers into or out of Level 3 related to securities held at March 31, 2022.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

AllianzGI Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—20.0%
U.S. Treasury Bonds
2.375%, 2/15/42	$ 1,853	$ 1,787
1.875%, 11/15/51	3,086	2,707
U.S. Treasury Notes
0.125%, 7/31/22(1)(2)	1,250	1,247
1.500%, 2/29/24	400	394
1.500%, 2/15/25	667	648
1.875%, 2/28/27	2,704	2,632
1.875%, 2/15/32	3,075	2,953
Total U.S. Government Securities (Identified Cost $12,590)		12,368

Mortgage-Backed Securities—19.5%
Agency—19.5%
Federal Home Loan Mortgage Corp. Pool #QA6436 3.000%, 1/1/50	514	505
Federal National Mortgage Association
TBA, 2.000%(3)	800	741
TBA, 2.500%(3)	1,405	1,338
TBA, 3.000%(3)	1,090	1,064
TBA, 3.500%(3)	1,450	1,447
Pool #BC9039 2.500%, 11/1/31	213	211
Pool #MA4072 2.500%, 7/1/40	255	246
Pool #FM1923 3.500%, 1/1/46	654	671
Pool #FM4082 3.000%, 7/1/50	101	99
Pool #FM7347 3.000%, 11/1/50	1,429	1,400
Pool #FM5018 2.500%, 12/1/50	1,081	1,035
Pool #FM5982 2.000%, 2/1/51	727	677
Pool #FM6564 2.500%, 3/1/51	723	691
Pool #FM8104 3.000%, 7/1/51	162	159
Pool #FM9174 2.000%, 10/1/51	641	597
Pool #FM9027 2.500%, 10/1/51	145	138
Government National Mortgage Association II Pool #785934 3.000%, 2/20/52	1,098	1,085
Total Mortgage-Backed Securities (Identified Cost $12,429)		12,104

	Par Value	Value

Asset-Backed Securities—27.4%
Agency—4.9%
United States Small Business Administration
2018-20A, 1 2.920%, 1/1/38	$ 170	$ 169
2018-20E, 1 3.500%, 5/1/38	213	216
2018-20G, 1 3.540%, 7/1/38	193	198
2018-20I, 1 3.530%, 9/1/38	261	267
2019-20A, 1 3.370%, 1/1/39	206	209
2019-20B, 1 3.260%, 2/1/39	84	85
2019-20C, 1 3.200%, 3/1/39	93	95
2019-20F, 1 2.600%, 6/1/39	31	30
2019-25G, 1 2.690%, 7/1/44	126	126
2020-25L, 1 1.210%, 12/1/45	143	129
2021-25D, 1 1.660%, 4/1/46	505	474
2021-25I, 1 1.560%, 9/1/46	245	228
2021-25K, 1 1.750%, 11/1/46	660	619
2022-25C, 1 2.750%, 3/1/47	175	172
		3,017

Automobiles—10.6%
Capital One Prime Auto Receivables Trust 2021-1, A3 0.770%, 9/15/26	500	481
Carmax Auto Owner Trust
2019-3, C 2.600%, 6/16/25	400	397
2020-1, A4 2.030%, 6/16/25	585	580
Carvana Auto Receivables Trust 2021-P4, B 1.980%, 2/10/28	650	615
Chesapeake Funding II LLC
2019-2A, C 144A 2.270%, 9/15/31(4)	400	400
2020-1A, D 144A 2.830%, 8/15/32(4)	500	487
Ford Credit Auto Owner Trust
2018-1, A 144A 3.190%, 7/15/31(4)	260	259
2020-1, A 144A 2.040%, 8/15/31(4)	232	224
2021-1, C 144A 1.910%, 10/17/33(4)	475	442
	Par Value	Value

Automobiles—continued
GM Financial Consumer Automobile Receivables Trust 2020-2, A3 1.490%, 12/16/24	$ 48	$ 48
Honda Auto Receivables Owner Trust 2022-1, A3 1.880%, 5/15/26	500	491
Hyundai Auto Lease Securitization Trust 2022-A, A4 144A 1.320%, 12/15/25(4)	500	483
Hyundai Auto Receivables Trust
2019-B, C 2.400%, 6/15/26	600	598
2021-B, A3 0.380%, 1/15/26	145	140
Nissan Auto Receivables Owner Trust 2020-A, A4 1.700%, 5/17/27	500	490
Tesla Auto Lease Trust
2021-A, A2 144A 0.360%, 3/20/25(4)	290	287
2021-A, A3 144A 0.560%, 3/20/25(4)	150	145
		6,567

Collateralized Loan Obligations—3.1%
Bain Capital Credit CLO Ltd.
2018-1A, A1 (3 month LIBOR + 0.960%) 144A 1.219%, 4/23/31(4)(5)	80	79
2021-3A, A (3 month LIBOR + 1.160%, Cap N/A, Floor 1.160%) 144A 1.419%, 7/24/34(4)(5)	500	494
Carlyle U.S. CLO Ltd. 2021-6A, A1 (3 month LIBOR + 1.160%, Cap N/A, Floor 1.160%) 144A 1.401%, 7/15/34(4)(5)	250	247
Flatiron CLO 17 Ltd. 2017-1A, AR (3 month LIBOR + 0.980%, Cap N/A, Floor 0.980%) 144A 1.486%, 5/15/30(4)(5)	440	437
Venture 42 CLO Ltd. 2021-42A, A1A (3 month LIBOR + 1.130%, Cap N/A, Floor 1.130%) 144A 1.371%, 4/15/34(4)(5)	705	696
		1,953

Consumer Loans—0.4%
OneMain Financial Issuance Trust 2021-1A, A1 144A 1.550%, 6/16/36(4)	300	274
See Notes to Financial Statements

AllianzGI Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Credit Card—2.3%
American Express Credit Account Master Trust
2018-3, A (1 month LIBOR + 0.320%) 0.717%, 10/15/25(5)	$ 100	$ 100
2018-5, A (1 month LIBOR + 0.340%) 0.737%, 12/15/25(5)	500	501
Discover Card Execution Note Trust 2017-A7, A7 (1 month LIBOR + 0.360%) 0.757%, 4/15/25(5)	800	801
		1,402

Equipment—1.3%
CNH Equipment Trust 2019-B, A3 2.520%, 8/15/24	24	24
HPEFS Equipment Trust
2019-1A, C 144A 2.490%, 9/20/29(4)	321	322
2021-1A, C 144A 0.750%, 3/20/31(4)	500	480
		826

Other—4.8%
DB Master Finance LLC 2017-1A, A2II 144A 4.030%, 11/20/47(4)	672	674
Dell Equipment Finance Trust 2021-1, A3 144A 0.430%, 5/22/26(4)	550	538
Domino’s Pizza Master Issuer LLC 2021-1A, A2I 144A 2.662%, 4/25/51(4)	496	460
MVW LLC 2019-2A, A 144A 2.220%, 10/20/38(4)	249	242
Vantage Data Centers Issuer LLC 2020-1A, A2 144A 1.645%, 9/15/45(4)	250	233
Verizon Master Trust
2021-1, A 0.500%, 5/20/27	340	324
2022-1, A 1.040%, 1/20/27(5)	500	491
		2,962

Total Asset-Backed Securities (Identified Cost $17,523)		17,001
Corporate Bonds and Notes—38.4%
Basic Materials—0.6%
ArcelorMittal S.A. 7.000%, 10/15/39	85	100
	Par Value	Value

Basic Materials—continued
Braskem Netherlands Finance B.V. 144A 4.500%, 1/10/28(4)	$ 305	$ 301
		401

Communications—3.4%
AT&T, Inc.
5.250%, 3/1/37	90	102
3.100%, 2/1/43	271	234
Charter Communications Operating LLC 5.375%, 4/1/38	200	205
Discovery Communications LLC 5.200%, 9/20/47	70	73
Netflix, Inc.
4.875%, 4/15/28	381	400
5.875%, 11/15/28	133	147
Omnicom Group, Inc. 2.600%, 8/1/31	195	180
Paramount Global 6.375%, 3/30/62	264	266
T-Mobile USA, Inc. 2.875%, 2/15/31	178	160
Verizon Communications, Inc. 4.400%, 11/1/34	90	96
Vodafone Group plc 5.125%, 6/4/81	205	181
Walt Disney Co. (The) 7.300%, 4/30/28	70	85
		2,129

Consumer, Cyclical—4.6%
American Airlines, Inc.
144A 11.750%, 7/15/25(4)	112	131
144A 5.500%, 4/20/26(4)	300	302
Delta Air Lines, Inc.
144A 7.000%, 5/1/25(4)	390	418
144A 4.750%, 10/20/28(4)	195	196
Ford Motor Credit Co. LLC 4.687%, 6/9/25	300	302
General Motors Co. 5.150%, 4/1/38	170	173
Lowe’s Cos., Inc. 4.250%, 4/1/52	110	114
Magallanes, Inc. 144A 5.141%, 3/15/52(4)	307	314
Mileage Plus Holdings LLC 144A 6.500%, 6/20/27(4)	590	615
United Airlines, Inc. 144A 4.625%, 4/15/29(4)	286	272
		2,837

Consumer, Non-cyclical—3.8%
Anheuser-Busch InBev Finance, Inc. 4.000%, 1/17/43	225	221
	Par Value	Value

Consumer, Non-cyclical—continued
Centene Corp. 2.450%, 7/15/28	$ 327	$ 299
CVS Health Corp. 2.700%, 8/21/40	270	230
GSK Consumer Healthcare Capital U.S. LLC 144A 3.375%, 3/24/27(4)	380	380
HCA, Inc. 5.875%, 2/15/26	230	245
PerkinElmer, Inc. 2.250%, 9/15/31	250	221
Pilgrim’s Pride Corp. 144A 3.500%, 3/1/32(4)	82	71
S&P Global, Inc. 144A 2.700%, 3/1/29(4)	239	232
Takeda Pharmaceutical Co. Ltd. 3.175%, 7/9/50	155	135
Trustees of Tufts College 3.099%, 8/15/51	380	337
		2,371

Energy—4.7%
BP Capital Markets plc 4.875%(3)	173	173
Continental Resources, Inc. 144A 2.875%, 4/1/32(4)	235	210
Diamondback Energy, Inc. 4.250%, 3/15/52	88	87
El Paso Natural Gas Co. LLC 8.375%, 6/15/32	105	136
Energy Transfer LP
6.500%, 2/1/42	120	138
Series G 7.125%(3)	136	133
Series H 6.500%(3)	110	108
EQT Corp. 3.900%, 10/1/27	335	334
Hess Corp.
7.125%, 3/15/33	117	144
5.600%, 2/15/41	100	112
NGPL PipeCo LLC
144A 3.250%, 7/15/31(4)	95	89
144A 7.768%, 12/15/37(4)	44	55
Northern Natural Gas Co. 144A 3.400%, 10/16/51(4)	191	167
Occidental Petroleum Corp. 8.000%, 7/15/25	233	262
Petroleos Mexicanos 6.700%, 2/16/32	137	130
Plains All American Pipeline LP Series B 6.125%(3)	287	243
Targa Resources Partners LP 5.500%, 3/1/30	350	364
		2,885

See Notes to Financial Statements

AllianzGI Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Financials—11.7%
AerCap Ireland Capital DAC
3.500%, 1/15/25	$ 365	$ 359
3.000%, 10/29/28	208	192
Alexandria Real Estate Equities, Inc. 3.550%, 3/15/52	250	232
American International Group, Inc. 6.820%, 11/15/37	20	26
Athene Global Funding 144A 2.500%, 3/24/28(4)	195	180
Bank of America Corp.
2.972%, 2/4/33	275	258
Series RR 4.375%(3)	170	160
Berkshire Hathaway Finance Corp. 3.850%, 3/15/52	190	194
Capital One Financial Corp. 3.273%, 3/1/30	350	338
Charles Schwab Corp. (The) (SOFR + 1.050%) 1.284%, 3/3/27(5)	580	583
Chubb INA Holdings, Inc. 3.050%, 12/15/61	129	111
Corebridge Financial, Inc. 144A 3.650%, 4/5/27(4)	170	170
Crown Castle International Corp. 2.250%, 1/15/31	190	167
Deutsche Bank AG 6.000%(3)	400	390
Equinix, Inc. 1.000%, 9/15/25	367	337
First Horizon Corp. 4.000%, 5/26/25	281	285
Global Atlantic Fin Co.
144A 3.125%, 6/15/31(4)	200	179
144A 4.700%, 10/15/51(4)	290	273
GLP Capital LP 3.250%, 1/15/32	74	67
Huntington Capital Trust I (3 month LIBOR + 0.700%) 0.999%, 2/1/27(5)	107	103
Invitation Homes Operating Partnership LP 2.300%, 11/15/28	265	240
JPMorgan Chase & Co. Series U (3 month LIBOR + 0.950%) 1.259%, 2/2/37(5)	259	229
Lincoln National Corp. (3 month LIBOR + 2.358%) 2.826%, 5/17/66(5)	195	161
MetLife, Inc.
10.750%, 8/1/39	154	224
144A 9.250%, 4/8/38(4)	155	201
	Par Value	Value

Financials—continued
New York Life Insurance Co. 144A 4.450%, 5/15/69(4)	$ 135	$ 140
Northwestern Mutual Life Insurance Co. (The) 144A 3.850%, 9/30/47(4)	136	133
Popular, Inc. 6.125%, 9/14/23	245	250
Progressive Corp. (The) 3.000%, 3/15/32	147	143
State Street Corp. (3 month LIBOR + 1.000%) 1.826%, 6/15/47(5)	135	116
SVB Financial Group Series E 4.700%(3)	264	236
Wells Fargo & Co.
3.526%, 3/24/28	230	229
3.350%, 3/2/33	335	326
		7,232

Industrials—1.2%
Boeing Co. (The) 7.950%, 8/15/24	135	151
GE Capital International Funding Co. Unlimited Co. 4.418%, 11/15/35	200	215
Klabin Austria GmbH 144A 3.200%, 1/12/31(4)	240	209
Raytheon Technologies Corp. 3.030%, 3/15/52	170	149
		724

Technology—3.5%
Apple, Inc.
3.450%, 2/9/45	130	129
2.700%, 8/5/51	195	169
Autodesk, Inc. 2.400%, 12/15/31	281	251
Broadcom, Inc. 144A 3.137%, 11/15/35(4)	448	395
Leidos, Inc. 7.125%, 7/1/32	44	52
MSCI, Inc. 144A 3.625%, 11/1/31(4)	370	348
NXP B.V. 144A 2.500%, 5/11/31(4)	530	476
Oracle Corp. 2.950%, 4/1/30	235	217
Workday, Inc. 3.500%, 4/1/27	110	110
		2,147

Utilities—4.9%
American Transmission Systems, Inc. 144A 2.650%, 1/15/32(4)	63	58
	Par Value	Value

Utilities—continued
Boston Gas Co.
144A 3.150%, 8/1/27(4)	$ 299	$ 289
144A 3.757%, 3/16/32(4)	150	150
Dominion Energy, Inc.
Series C 4.350%(3)	151	146
Series C 2.250%, 8/15/31	85	77
Duke Energy Florida LLC 2.400%, 12/15/31	165	152
Edison International Series B 5.000%(3)	160	150
Exelon Corp. 4.050%, 4/15/30	250	258
Jersey Central Power & Light Co.
6.150%, 6/1/37	70	85
144A 2.750%, 3/1/32(4)	63	59
MidAmerican Energy Co. 4.250%, 7/15/49	63	69
Narragansett Electric Co. (The)
144A 3.395%, 4/9/30(4)	250	246
144A 5.638%, 3/15/40(4)	30	34
Niagara Mohawk Power Corp. 144A 1.960%, 6/27/30(4)	173	154
Pacific Gas & Electric Co.
4.500%, 12/15/41	45	40
4.950%, 7/1/50	190	179
PacifiCorp. 2.900%, 6/15/52	60	52
Pennsylvania Electric Co.
6.150%, 10/1/38	125	152
144A 4.150%, 4/15/25(4)	187	188
144A 3.250%, 3/15/28(4)	205	197
Sempra Energy 4.125%, 4/1/52	157	147
Southern California Edison Co.
2.750%, 2/1/32	83	77
3.900%, 12/1/41	121	111
		3,070

Total Corporate Bonds and Notes (Identified Cost $25,271)		23,796

See Notes to Financial Statements

AllianzGI Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Shares	Value
Preferred Stock—0.4%
Financials—0.4%
Citigroup Capital XIII (3 month LIBOR + 6.370%), 6.669%(5)	8,280	$ 227
Total Preferred Stock (Identified Cost $227)		227

Total Long-Term Investments—105.7% (Identified Cost $68,040)		65,496

Short-Term Investment—1.2%
Money Market Mutual Fund—1.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(6)	724,867	725
Total Short-Term Investment (Identified Cost $725)		725

TOTAL INVESTMENTS—106.9% (Identified Cost $68,765)		$66,221
Other assets and liabilities, net—(6.9)%		(4,247)
NET ASSETS—100.0%		$61,974
Abbreviations:
CDX.NA.HY	Credit Default Swap North American High Yield
CLO	Collateralized Loan Obligation
DB	Deutsche Bank AG
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
TBA	To-be-announced

Footnote Legend:
(1)	All or a portion of the security is segregated as collateral for open swap contracts.
(2)	All or a portion of the security is segregated as collateral for open futures contracts.
(3)	No contractual maturity date.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, these securities amounted to a value of $15,735 or 25.4% of net assets.
(5)	Variable rate security. Rate disclosed is as of March 31, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Counterparties:
ICE	Intercontinental Exchange

Country Weightings†
United States	93%
Cayman Islands	3
Ireland	1
Germany	1
United Kingdom	1
Netherlands	1
Total	100%
† % of total investments as of March 31, 2022.
Exchange-Traded Futures contracts as of March 31, 2022 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized (Depreciation)
Long Contracts:
U.S. Treasury Long Bond Future	June 2022	31	$ 4,652	$ —	$ (7)
Short Contracts:
2 Year U.S. Treasury Note Future	June 2022	(69)	(14,623)	102	—
5 Year U.S. Treasury Note Future	June 2022	(23)	(2,638)	6	—
10 Year U.S. Treasury Ultra Note Future	June 2022	(67)	(9,076)	104	—
U.S. Treasury Ultra Bond Future	June 2022	(16)	(2,834)	—	(57)
				212	(57)
Total				$212	$ (64)

For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

AllianzGI Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
Centrally cleared credit default swaps - buy protection(1) outstanding as of March 31, 2022 were as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
CDX.NA.HY.38	Quarterly	ICE	5.000%	06/20/27	$(3,050)	$ (164)	$ (169)	$ 5	$ —
Citigroup, Inc. Senior	Quarterly	ICE	1.000%	12/20/26	(1,000)	(9)	(22)	13	—
Conagra Brands, Inc. Senior	Quarterly	ICE	1.000%	06/20/27	(365)	(1)	1	—	(2)
Darden Restaurants, Inc. Senior	Quarterly	ICE	1.000%	06/20/27	(365)	(3)	—	—	(3)
Hess Corp. Senior	Quarterly	ICE	1.000%	06/20/27	(560)	4	7	—	(3)
International Business Machines Corp. Senior	Quarterly	ICE	1.000%	06/20/27	(1,385)	(37)	(36)	—	(1)
Lincoln National Corp. Senior	Quarterly	ICE	1.000%	06/20/27	(510)	(1)	— (3)	—	(1)
Morgan Stanley Senior	Quarterly	ICE	1.000%	06/20/26	(610)	(6)	(10)	4	—
Sherwin-Williams Co. Senior	Quarterly	ICE	1.000%	06/20/27	(365)	(2)	— (3)	—	(2)
Southwest Airlines Co. Senior	Quarterly	ICE	1.000%	06/20/27	(333)	3	4	—	(1)
Total						$ (216)	$ (225)	$22	$ (13)

Centrally cleared credit default swaps - sell protection(4) outstanding as of March 31, 2022 was as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
Paramount Global Senior	Quarterly	ICE	1.000%	12/20/26	$415	$(1)	$(5)	$4	$—
Total						$(1)	$(5)	$4	$—

Footnote Legend:
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index; or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	Amount is less than $500.
(4)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index; or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
See Notes to Financial Statements

AllianzGI Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$17,001	$ —	$17,001
Corporate Bonds and Notes	23,796	—	23,796
Mortgage-Backed Securities	12,104	—	12,104
U.S. Government Securities	12,368	—	12,368
Equity Securities:
Preferred Stock	227	227	—
Money Market Mutual Fund	725	725	—
Other Financial Instruments:
Futures Contracts	212	212	—
Centrally Cleared Credit Default Swap	7	—	7
Total Assets	66,440	1,164	65,276
Liabilities:
Other Financial Instruments:
Futures Contracts	(64)	(64)	—
Centrally Cleared Credit Default Swap	(224)	—	(224)
Total Liabilities	(288)	(64)	(224)
Total Investments	$66,152	$1,100	$65,052
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2022.
There were no transfers into or out of Level 3 related to securities held at March 31, 2022.
See Notes to Financial Statements

AllianzGI Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—8.9%
Tennessee Valley Authority 1.500%, 9/15/31	$ 2,450	$ 2,201
U.S. Treasury Bonds
2.375%, 2/15/42	2,557	2,466
1.875%, 11/15/51(1)	3,342	2,932
U.S. Treasury Notes
1.750%, 6/15/22	200	200
0.125%, 11/30/22	8,300	8,234
1.500%, 2/29/24	3,989	3,931
0.375%, 4/15/24	400	384
1.875%, 2/28/27(1)	1,249	1,216
1.875%, 2/15/32	1,872	1,798
Total U.S. Government Securities (Identified Cost $23,925)		23,362
Mortgage-Backed Securities—9.4%
Agency—8.5%
Federal Home Loan Mortgage Multiclass Certificates 2021-P009, A2 1.878%, 1/25/31	921	869
Federal National Mortgage Association ACES
2021-M1S, A2 1.383%, 12/25/30(2)	2,000	1,778
2021-M3G, A2 1.250%, 1/25/31(2)	1,000	876
2021-M2G, A2 1.376%, 3/25/31(2)	1,000	884
2021-M2S, A2 1.807%, 10/25/31(2)	1,000	914
Government National Mortgage Association II
Pool #78446 3.000%, 2/20/48	864	855
Pool #784648 3.000%, 11/20/48	1,905	1,878
Pool #BV0838 2.500%, 8/20/50	4,754	4,602
Pool #MA6985 2.000%, 11/20/50	1,121	1,050
Pool #BZ4061 2.000%, 12/20/50	1,837	1,750
Pool #MA7366 2.000%, 5/20/51	2,057	1,964
Pool #CK8204 3.000%, 2/20/52	4,989	4,935
		22,355

Non-Agency—0.9%
Grace Trust 2020-GRCE, A 144A 2.347%, 12/10/40(3)	1,250	1,127
	Par Value	Value

Non-Agency—continued
One Bryant Park Trust 2019-OBP, A 144A 2.516%, 9/15/54(3)	$ 1,500	$ 1,387
		2,514
Total Mortgage-Backed Securities (Identified Cost $26,705)		24,869
Asset-Backed Securities—6.2%
Agency—3.0%
United States Small Business Administration
2017-20E, 1 2.880%, 5/1/37	1,486	1,479
2020-20G, 1 1.030%, 7/1/40	2,021	1,826
2020-25L, 1 1.210%, 12/1/45	1,434	1,292
2021-25A, 1 1.280%, 1/1/46	2,972	2,684
2021-25B, 1 1.340%, 2/1/46	589	538
2021-25I, 1 1.560%, 9/1/46	245	228
		8,047

Automobiles—1.2%
Ally Auto Receivables Trust 2019-4, A3 1.840%, 6/17/24	388	388
CarMax Auto Owner Trust 2020-2, A3 1.700%, 11/15/24	601	601
GM Financial Automobile Leasing Trust 2021-2, A3 0.340%, 5/20/24	500	492
Tesla Auto Lease Trust 2021-A, A3 144A 0.560%, 3/20/25(3)	750	727
Toyota Auto Receivables Owner Trust 2021-B, A3 0.260%, 11/17/25	1,000	967
		3,175

Collateralized Loan Obligations—1.1%
Flatiron CLO 17 Ltd. 2017-1A, AR (3 month LIBOR + 0.980%, Cap N/A, Floor 0.980%) 144A 1.486%, 5/15/30(2)(3)	1,825	1,812
Venture 42 CLO Ltd. 2021-42A, A1A (3 month LIBOR + 1.130%, Cap N/A, Floor 1.130%) 144A 1.371%, 4/15/34(2)(3)	1,220	1,204
		3,016

	Par Value	Value

Consumer Loans—0.2%
OneMain Financial Issuance Trust 2021-1A, A1 144A 1.550%, 6/16/36(3)	$ 500	$ 456
Credit Card—0.4%
Citibank Credit Card Issuance Trust 2018-A2, A2 (1 month LIBOR + 0.330%) 0.779%, 1/20/25(2)	1,000	1,001
Equipment—0.1%
Dell Equipment Finance Trust 2021-2, A3 144A 0.530%, 12/22/26(3)	330	317
Other—0.2%
Verizon Master Trust 2021-1, A 0.500%, 5/20/27	500	476
Total Asset-Backed Securities (Identified Cost $17,517)		16,488
Corporate Bonds and Notes—15.3%
Advertising—0.1%
Omnicom Group, Inc. 2.600%, 8/1/31	255	236
Aerospace & Defense—0.3%
BAE Systems plc
144A 3.400%, 4/15/30(3)	30	30
144A 1.900%, 2/15/31(3)	125	108
Boeing Co. (The) 3.625%, 2/1/31	215	209
Raytheon Technologies Corp.
7.200%, 8/15/27	93	111
7.000%, 11/1/28	75	90
3.030%, 3/15/52	200	175
		723

Airlines—0.5%
American Airlines, Inc.
144A 11.750%, 7/15/25(3)	86	101
144A 5.500%, 4/20/26(3)	150	151
Delta Air Lines, Inc.
144A 7.000%, 5/1/25(3)	255	273
144A 4.750%, 10/20/28(3)	113	114
Mileage Plus Holdings LLC 144A 6.500%, 6/20/27(3)	480	500
United Airlines, Inc. 144A 4.625%, 4/15/29(3)	201	191
		1,330

See Notes to Financial Statements

AllianzGI Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Auto Manufacturers—0.2%
Ford Motor Credit Co. LLC 4.687%, 6/9/25	$ 215	$ 216
General Motors Co. 5.150%, 4/1/38	290	295
		511

Banks—3.7%
Bank of America Corp.
2.456%, 10/22/25	425	418
2.972%, 2/4/33	359	336
Series RR 4.375%(4)	255	240
BNP Paribas S.A. 144A 1.675%, 6/30/27(3)	200	183
Citigroup, Inc. 1.281%, 11/3/25	1,100	1,047
Cooperatieve Rabobank UA 144A 1.106%, 2/24/27(3)	750	686
Deutsche Bank AG 6.000% (4)	400	390
First Horizon Corp. 4.000%, 5/26/25	293	297
Goldman Sachs Group, Inc. (The) 0.855%, 2/12/26	330	307
Huntington Capital Trust I (3 month LIBOR + 0.700%) 0.999%, 2/1/27(2)	220	212
JPMorgan Chase & Co.
0.768%, 8/9/25	555	526
3.328%, 4/22/52	135	125
Series U (3 month LIBOR + 0.950%) 1.259%, 2/2/37(2)	520	460
Kreditanstalt fuer Wiederaufbau 1.000%, 10/1/26	2,000	1,872
NatWest Group plc 2.359%, 5/22/24	435	431
Popular, Inc. 6.125%, 9/14/23	340	348
State Street Corp. (3 month LIBOR + 1.000%) 1.826%, 6/15/47(2)	465	400
Sumitomo Mitsui Financial Group, Inc. 0.508%, 1/12/24	428	412
SVB Financial Group Series E 4.700% (4)	210	187
Truist Financial Corp. 1.267%, 3/2/27	400	370
Wells Fargo & Co.
3.526%, 3/24/28	300	299
	Par Value	Value

Banks—continued
3.350%, 3/2/33	$ 360	$ 350
		9,896

Biotechnology—0.0%
Amgen, Inc. 3.000%, 2/22/29	82	81
Chemicals—0.1%
Air Products & Chemicals, Inc. 2.800%, 5/15/50	141	123
Braskem Netherlands Finance B.V. 144A 4.500%, 1/10/28(3)	245	242
		365

Commercial Services—0.5%
Experian Finance plc 144A 2.750%, 3/8/30(3)	200	190
Massachusetts Institute of Technology 5.600%, 7/1/2111	175	243
President & Fellows of Harvard College 4.875%, 10/15/40	135	161
S&P Global, Inc. 144A 2.700%, 3/1/29(3)	317	307
Trustees of Tufts College 3.099%, 8/15/51	385	341
		1,242

Computers—0.2%
Apple, Inc.
3.450%, 2/9/45	250	248
2.700%, 8/5/51	250	217
Leidos, Inc. 7.125%, 7/1/32	33	40
		505

Containers & Packaging—0.1%
Klabin Austria GmbH 144A 3.200%, 1/12/31(3)	200	174
Cosmetics & Personal Care—0.1%
GSK Consumer Healthcare Capital U.S. LLC 144A 3.375%, 3/24/27(3)	250	250
Diversified Financial Services—1.0%
AerCap Ireland Capital DAC
3.500%, 1/15/25	150	147
3.000%, 10/29/28	467	431
American Express Co. 8.150%, 3/19/38	105	155
Capital One Financial Corp. 3.273%, 3/1/30	530	512
	Par Value	Value

Diversified Financial Services—continued
Charles Schwab Corp. (The) (SOFR + 1.050%) 1.284%, 3/3/27(2)	$ 750	$ 754
Discover Financial Services 4.100%, 2/9/27	190	194
Synchrony Financial 4.375%, 3/19/24	375	382
		2,575

Electric Utilities—1.8%
American Transmission Systems, Inc. 144A 2.650%, 1/15/32(3)	102	94
CMS Energy Corp. 3.600%, 11/15/25	175	176
Dominion Energy, Inc.
Series C 4.350%(4)	199	192
Series C 2.250%, 8/15/31	200	180
DTE Electric Co. Series A 4.050%, 5/15/48	120	127
Duke Energy Florida LLC
2.500%, 12/1/29	143	134
2.400%, 12/15/31	250	231
Duke Energy Progress LLC 3.450%, 3/15/29	330	331
Edison International Series B 5.000% (4)	248	233
Exelon Corp. 4.050%, 4/15/30	435	449
Jersey Central Power & Light Co.
6.150%, 6/1/37	270	326
144A 2.750%, 3/1/32(3)	106	99
MidAmerican Energy Co. 4.250%, 7/15/49	50	55
Narragansett Electric Co. (The) 144A 5.638%, 3/15/40(3)	203	232
New York State Electric & Gas Corp. 144A 2.150%, 10/1/31(3)	255	226
Niagara Mohawk Power Corp. 144A 1.960%, 6/27/30(3)	240	213
Pacific Gas & Electric Co.
4.500%, 12/15/41	25	22
4.950%, 7/1/50	215	203
PacifiCorp. 2.900%, 6/15/52	30	26
Pennsylvania Electric Co.
6.150%, 10/1/38	95	115
144A 4.150%, 4/15/25(3)	327	329
See Notes to Financial Statements

AllianzGI Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Electric Utilities—continued
Sempra Energy 4.125%, 4/1/52	$ 202	$ 189
Southern California Edison Co.
2.750%, 2/1/32	132	123
3.900%, 12/1/41	140	129
Virginia Electric & Power Co. Series A 3.800%, 4/1/28	145	148
Wisconsin Public Service Corp. 2.850%, 12/1/51	133	115
		4,697

Entertainment—0.1%
Magallanes, Inc. 144A 5.141%, 3/15/52(3)	405	414
Equity Real Estate Investment Trusts (REITs)—0.7%
Alexandria Real Estate Equities, Inc.
2.000%, 5/18/32	77	67
3.550%, 3/15/52	270	251
AvalonBay Communities, Inc. 1.900%, 12/1/28	420	382
Crown Castle International Corp. 2.250%, 1/15/31	250	221
Equinix, Inc. 1.000%, 9/15/25	664	610
GLP Capital LP 3.250%, 1/15/32	116	105
Invitation Homes Operating Partnership LP 2.300%, 11/15/28	250	226
		1,862

Food & Beverage—0.2%
Anheuser-Busch InBev Finance, Inc. 4.000%, 1/17/43	380	374
PepsiCo, Inc. 2.875%, 10/15/49	200	185
Pilgrim’s Pride Corp. 144A 3.500%, 3/1/32(3)	39	34
		593

Healthcare-Products—0.1%
PerkinElmer, Inc. 2.250%, 9/15/31	262	232
Healthcare-Services—0.2%
Centene Corp. 2.450%, 7/15/28	308	281
	Par Value	Value

Healthcare-Services—continued
HCA, Inc. 5.875%, 2/15/26	$ 165	$ 176
		457

Insurance—1.2%
American International Group, Inc.
3.400%, 6/30/30	170	170
6.820%, 11/15/37	23	30
Athene Global Funding 144A 2.500%, 3/24/28(3)	135	124
Berkshire Hathaway Finance Corp. 3.850%, 3/15/52	250	256
Chubb INA Holdings, Inc. 3.050%, 12/15/61	149	128
Corebridge Financial, Inc. 144A 3.650%, 4/5/27(3)	160	160
Global Atlantic Fin Co.
144A 3.125%, 6/15/31(3)	205	183
144A 4.700%, 10/15/51(3)	500	471
Lincoln National Corp. (3 month LIBOR + 2.358%) 2.826%, 5/17/66(2)	345	285
Massachusetts Mutual Life Insurance Co. 144A 5.077%, 2/15/69(3)	345	375
MetLife, Inc. 144A 9.250%, 4/8/38(3)	145	188
Metropolitan Life Insurance Co. 144A 7.800%, 11/1/25(3)	215	246
New York Life Insurance Co. 144A 4.450%, 5/15/69(3)	80	83
Northwestern Mutual Life Insurance Co. (The) 144A 3.850%, 9/30/47(3)	188	183
Progressive Corp. (The) 3.000%, 3/15/32	194	189
		3,071

Internet—0.1%
Netflix, Inc.
4.875%, 4/15/28	275	288
5.875%, 11/15/28	87	96
		384

Iron & Steel—0.0%
ArcelorMittal S.A. 7.000%, 10/15/39	75	88
Media—0.4%
Charter Communications Operating LLC 5.375%, 4/1/38	145	149
	Par Value	Value

Media—continued
Discovery Communications LLC 5.200%, 9/20/47	$ 110	$ 114
Paramount Global
3.450%, 10/4/26	180	177
6.375%, 3/30/62	345	348
Walt Disney Co. (The) 3.500%, 5/13/40	160	156
		944

Miscellaneous Manufacturing—0.1%
GE Capital Funding LLC 4.550%, 5/15/32	209	224
Multi-National—0.8%
International Bank for Reconstruction & Development (SOFR + 0.370%) 0.541%, 2/11/31(2)	2,000	2,005
Oil, Gas & Consumable Fuels—0.8%
Boston Gas Co.
144A 3.150%, 8/1/27(3)	480	465
144A 3.757%, 3/16/32(3)	197	197
BP Capital Markets America, Inc. 3.060%, 6/17/41	112	100
Continental Resources, Inc. 144A 2.875%, 4/1/32(3)	310	276
Diamondback Energy, Inc. 4.250%, 3/15/52	116	115
EQT Corp. 3.900%, 10/1/27	365	364
Hess Corp. 7.125%, 3/15/33	180	222
Marathon Petroleum Corp. 5.850%, 12/15/45	85	95
Occidental Petroleum Corp. 8.000%, 7/15/25	180	202
Petroleos Mexicanos 6.700%, 2/16/32	67	64
		2,100

Pharmaceuticals—0.1%
CVS Health Corp.
4.300%, 3/25/28	87	91
2.700%, 8/21/40	285	243
Takeda Pharmaceutical Co. Ltd. 3.175%, 7/9/50	60	53
		387

Pipelines—0.5%
El Paso Natural Gas Co. LLC 8.375%, 6/15/32	205	266
See Notes to Financial Statements

AllianzGI Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Pipelines—continued
Energy Transfer LP
6.500%, 2/1/42	$ 150	$ 173
Series G 7.125%(4)	215	210
Series H 6.500%(4)	100	98
NGPL PipeCo LLC
144A 3.250%, 7/15/31(3)	80	75
144A 7.768%, 12/15/37(3)	60	75
Northern Natural Gas Co. 144A 3.400%, 10/16/51(3)	109	95
Plains All American Pipeline LP Series B 6.125% (4)	175	148
Targa Resources Partners LP 5.500%, 3/1/30	285	296
		1,436

Retail—0.1%
Lowe’s Cos., Inc. 4.250%, 4/1/52	150	155
Semiconductors—0.3%
Broadcom, Inc. 144A 3.137%, 11/15/35(3)	377	332
NXP B.V. 144A 2.500%, 5/11/31(3)	660	593
		925

Software—0.6%
Autodesk, Inc. 2.400%, 12/15/31	442	394
Microsoft Corp.
3.500%, 11/15/42	275	281
2.525%, 6/1/50	170	147
MSCI, Inc. 144A 3.625%, 11/1/31(3)	295	278
Oracle Corp. 2.950%, 4/1/30	370	341
Workday, Inc. 3.500%, 4/1/27	140	140
		1,581

Telecommunications—0.4%
AT&T, Inc.
5.250%, 3/1/37	30	34
3.100%, 2/1/43	594	513
T-Mobile USA, Inc. 2.875%, 2/15/31	148	133
	Par Value	Value

Telecommunications—continued
Verizon Communications, Inc. 4.400%, 11/1/34	$ 205	$ 218
Vodafone Group plc 5.125%, 6/4/81	160	141
		1,039
Total Corporate Bonds and Notes (Identified Cost $43,181)		40,482

	Shares
Preferred Stock—0.0%
Insurance—0.0%
Fubon Financial Holding Co. Ltd.(5)	765	2
Total Preferred Stock (Identified Cost $2)		2
Common Stocks—13.1%
Aerospace & Defense—0.0%
Northrop Grumman Corp.	103	46
Air Freight & Logistics—0.0%
SG Holdings Co. Ltd.	2,600	49
Automobiles—0.0%
Nissan Motor Co. Ltd.(5)	7,200	32
Toyota Motor Corp.	1,100	20
		52

Banks—0.5%
Agricultural Bank of China Ltd. Class H	237,000	91
Banco Santander Chile	382,759	22
Bank of China Ltd. Class H	375,000	150
Bank of Communications Co., Ltd. Class H	143,000	102
Barclays plc	6,164	12
BDO Unibank, Inc.	15,790	40
China CITIC Bank Corp. Ltd. Class H	108,000	54
China Construction Bank Corp. Class H	222,000	166
CTBC Financial Holding Co., Ltd.	70,000	71
E.Sun Financial Holding Co., Ltd.	57,850	66
HarborOne Bancorp, Inc.	1,578	22
HDFC Bank Ltd. ADR	1,584	97
	Shares	Value

Banks—continued
Hong Leong Financial Group Bhd	1,700	$ 8
Industrial & Commercial Bank of China Ltd. Class H	123,000	75
Japan Post Bank Co., Ltd.	13,400	108
Mizuho Financial Group, Inc.	10,400	133
Postal Savings Bank of China Co., Ltd. Class H	146,000	118
RHB Bank Bhd	30,700	44
Tisco Financial Group PCL Foreign Shares	11,100	33
Yapi ve Kredi Bankasi AS	32,197	9
		1,421

Beverages—0.1%
Coca-Cola Co. (The)	2,108	131
PepsiCo, Inc.	919	154
Suntory Beverage & Food Ltd.	1,300	49
		334

Biotechnology—0.5%
Amgen, Inc.	393	95
BioNTech SE ADR(5)	207	35
Gilead Sciences, Inc.	4,955	295
Horizon Therapeutics plc(5)	407	43
Incyte Corp.(5)	630	50
Regeneron Pharmaceuticals, Inc. Registered shares(5)	613	428
Vertex Pharmaceuticals, Inc.(5)	1,288	336
		1,282

Building Products—0.0%
China Lesso Group Holdings Ltd.	4,000	5
Geberit AG Registered Shares	39	24
Nichias Corp.	502	10
Takasago Thermal Engineering Co., Ltd.	1,903	27
		66

Capital Markets—0.1%
China Galaxy Securities Co. Ltd. Class H	38,000	21
China International Capital Corp. Ltd. Class H	18,400	41
CITIC Securities Co. Ltd. Class H	21,850	50
Daiwa Securities Group, Inc.	4,600	26
Haitong Securities Co. Ltd. Class H	32,000	24
See Notes to Financial Statements

AllianzGI Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Shares	Value

Capital Markets—continued
Huatai Securities Co. Ltd. Class H	29,000	$ 44
Nasdaq, Inc.	438	78
Samsung Securities Co. Ltd.	1,311	45
TCG BDC, Inc.	1,224	18
		347

Chemicals—0.7%
Air Products & Chemicals, Inc.	1,599	400
Albemarle Corp.	1,789	396
China Risun Group Ltd.	16,000	8
Givaudan S.A. Registered Shares	29	120
Linde plc	1,239	396
Lintec Corp.	500	10
Mitsubishi Chemical Holdings Corp.	7,600	50
Sociedad Quimica y Minera de Chile S.A. Sponsored ADR	4,861	416
		1,796

Commercial Services & Supplies—0.3%
China Everbright Environment Group Ltd.	37,000	22
Okamura Corp.	700	7
Republic Services, Inc. Class A	2,446	324
Waste Connections, Inc.	1,237	173
Waste Management, Inc.	2,463	390
		916

Communications Equipment—0.2%
Cisco Systems, Inc.	5,068	283
Motorola Solutions, Inc.	823	199
Nokia Oyj(5)	6,109	34
Telefonaktiebolaget LM Ericsson Class B	885	8
		524

Construction & Engineering—0.1%
Greentown Management Holdings Co. Ltd.	26,000	22
Kajima Corp.	3,800	46
Mirait Holdings Corp.	2,300	37
Okumura Corp.	1,600	39
Sumitomo Densetsu Co., Ltd.	700	13
		157

Consumer Finance—0.0%
B2Holding ASA	5,084	5
Samsung Card Co., Ltd.	475	13
		18

	Shares	Value

Containers & Packaging—0.0%
Avery Dennison Corp.	333	$ 58
FP Corp.	300	7
		65

Distributors—0.0%
Pool Corp.	178	75
Diversified Consumer Services—0.0%
Service Corp. International	1,043	69
Diversified Financial Services—0.1%
Berkshire Hathaway, Inc. Class B(5)	337	119
Far East Horizon Ltd.	31,000	28
Yuanta Financial Holding Co., Ltd.	65,000	59
		206

Diversified Telecommunication Services—0.6%
AT&T, Inc.	6,455	152
Deutsche Telekom AG Registered Shares	14,448	269
Elisa Oyj	2,239	135
Itissalat Al-Maghrib	792	11
KT Corp. Sponsored ADR(5)	3,820	55
Magyar Telekom Telecommunications plc ADR	27,834	34
Nippon Telegraph & Telephone Corp.	8,888	258
Orange S.A.	5,288	63
Proximus SADP	2,691	50
Sarana Menara Nusantara Tbk PT	265,200	20
Swisscom AG Registered Shares	132	79
Telefonica Brasil S.A ADR	4,343	49
Telekom Austria AG(5)	2,708	21
Verizon Communications, Inc.	9,991	509
		1,705

Electric Utilities—0.6%
American Electric Power Co., Inc.	2,000	200
BKW AG	111	14
Chubu Electric Power Co., Inc.	5,100	53
CPFL Energia S.A.	9,500	64
Duke Energy Corp.	677	76
FirstEnergy Corp.	987	45
Hawaiian Electric Industries, Inc.	1,228	52
Iberdrola S.A.	3,343	36
NextEra Energy, Inc.	5,794	491
Portland General Electric Co.	1,062	59
Power Assets Holdings Ltd.	14,000	91
	Shares	Value

Electric Utilities—continued
Southern Co. (The)	1,026	$ 74
Xcel Energy, Inc.	3,192	230
		1,485

Electrical Equipment—0.6%
Bloom Energy Corp. Class A(5)	15,608	377
Generac Holdings, Inc.(5)	1,255	373
Plug Power, Inc.(5)	13,843	396
Sunrun, Inc.(5)	12,149	369
		1,515

Electronic Equipment, Instruments & Components—0.1%
ALSO Holding AG Registered Shares(5)	76	19
AU Optronics Corp. Sponsored ADR	3,321	23
Canon Marketing Japan, Inc.	700	14
China Railway Signal & Communication Corp. Ltd. Class H	105,000	33
Hon Hai Precision Industry Co. Ltd. Registered Shares, GDR	8,434	62
Keysight Technologies, Inc.(5)	1,171	185
Kingboard Holdings Ltd.	2,500	12
Zebra Technologies Corp. Class A(5)	22	9
		357

Energy Equipment & Services—0.3%
Baker Hughes Co.	10,920	397
Schlumberger N.V.	9,316	385
		782

Energy-Alternative sources—0.2%
Vestas Wind Systems A/S	14,100	414
Entertainment—0.1%
Activision Blizzard, Inc.	704	56
Capcom Co., Ltd.	2,300	56
CMGE Technology Group Ltd.(5)	16,000	5
Electronic Arts, Inc.	149	19
Endeavor Group Holdings, Inc. Class A (5)	200	6
IGG, Inc.	22,000	11
Koei Tecmo Holdings Co. Ltd.	1,900	62
Take-Two Interactive Software, Inc.(5)	542	83
Warner Music Group Corp. Class A	1,406	53
		351

Equity Real Estate Investment—0.4%
American Tower Corp.	280	70
See Notes to Financial Statements

AllianzGI Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Shares	Value

Equity Real Estate Investment—continued
ARA LOGOS Logistics Trust	11,900	$ 7
Crown Castle International Corp.	932	172
CubeSmart	1,330	69
Dexus	4,516	37
Equity Residential	845	76
Extra Space Storage, Inc.	966	199
Killam Apartment Real Estate Investment Trust	1,203	21
Lar Espana Real Estate Socimi S.A.	1,947	11
Life Storage, Inc. REIT	221	31
Public Storage	848	331
STAG Industrial, Inc.	1,281	53
		1,077

Food & Staples Retailing—0.6%
Albertsons Cos., Inc. Class A	294	10
Carrefour S.A.	581	13
Casey’s General Stores, Inc.	183	36
Costco Wholesale Corp.	289	166
Empire Co., Ltd. Class A	2,214	78
Etablissements Franz Colruyt N.V.	1,397	58
Kesko Oyj Class B	1,788	49
Koninklijke Ahold Delhaize N.V.	6,283	202
Kroger Co. (The)	3,131	180
Lawson, Inc.	1,500	57
Loblaw Cos., Ltd.	1,790	161
Seven & i Holdings Co., Ltd.	1,900	91
Sheng Siong Group Ltd.	25,500	29
Sumber Alfaria Trijaya Tbk PT	660,500	70
Tesco plc	15,498	56
Walmart, Inc.	2,191	326
		1,582

Food Products—0.5%
Astral Foods Ltd.	460	5
China Mengniu Dairy Co., Ltd.(5)	6,000	32
General Mills, Inc.	1,053	71
Hershey Co. (The)	1,365	296
Hormel Foods Corp.	1,718	89
Kewpie Corp.	2,200	42
Kraft Heinz Co. (The)	762	30
MEIJI Holdings Co. Ltd.	1,500	81
Mondelez International, Inc. Class A	587	37
Morinaga Milk Industry Co., Ltd.	900	38
Nestle S.A. Registered Shares	2,067	269
Nissin Foods Holdings Co. Ltd.	700	49
Prima Meat Packers Ltd.	400	7
Sino Grandness Food Industry Group Ltd.(5)(6)	77,400	—
	Shares	Value

Food Products—continued
Thai Union Group PCL Foreign Shares	37,700	$ 21
Toyo Suisan Kaisha Ltd.	1,900	68
Uni-President Enterprises Corp.	20,000	46
Uni-President China Holdings Ltd.	15,000	13
Yakult Honsha Co., Ltd.	200	11
		1,205

Gas Utilities—0.0%
Osaka Gas Co., Ltd.	3,300	57
Tokyo Gas Co. Ltd.	3,300	60
		117

Healthcare Equipment & Supplies—0.2%
Abbott Laboratories	1,449	172
Arjo AB Class B	2,191	19
BioMerieux	166	18
Hogy Medical Co. Ltd.	200	5
IDEXX Laboratories, Inc.(5)	138	75
Nipro Corp.	1,000	8
Ortho Clinical Diagnostics Holdings plc(5)	3,013	56
Quidel Corp.(5)	460	52
ResMed, Inc.	339	82
		487

Healthcare Providers & Services—0.3%
Anthem, Inc.	187	92
CVS Health Corp.	777	79
EBOS Group Ltd.	810	23
Galenica AG	608	47
H.U. Group Holdings, Inc.	1,700	40
Humana, Inc.	150	65
IHH Healthcare Bhd	16,600	24
Laboratory Corp. of America Holdings(5)	280	74
Medipal Holdings Corp.	2,400	39
Premier, Inc. Class A	1,083	39
Quest Diagnostics, Inc.	482	66
Sinopharm Group Co., Ltd. Class H	9,200	21
Summerset Group Holdings Ltd.	6,247	51
UnitedHealth Group, Inc.	348	177
		837

Hotels, Restaurants & Leisure—0.1%
Domino’s Pizza, Inc.	65	26
Ichibanya Co. Ltd.	300	11
MakeMyTrip Ltd.(5)	519	14
McDonald’s Corp.	643	159
McDonald’s Holdings Co. Japan Ltd.	500	21
Starbucks Corp.	304	28
		259

	Shares	Value

Household Durables—0.1%
De’ Longhi SpA	472	$ 12
Rinnai Corp.	800	60
Sekisui House Ltd.	3,200	62
		134

Household Products—0.2%
Church & Dwight Co., Inc.	530	53
Colgate-Palmolive Co.	865	65
Earth Corp.	300	14
Procter & Gamble Co. (The)	2,185	334
		466

Independent Power Producers & Energy Traders—0.2%
China Everbright Greentech Ltd.	23,000	7
Concord New Energy Group Ltd.	150,000	14
eRex Co. Ltd.	2,000	28
Huaneng Power International, Inc. Class H	40,000	17
Sunnova Energy International, Inc.(5)	15,486	357
		423

Industrial Conglomerates—0.0%
DCC plc	637	49
Jardine Matheson Holdings Ltd.	1,400	77
		126

Insurance—0.2%
Assicurazioni Generali SpA	3,074	70
AUB Group Ltd.	1,685	29
Cincinnati Financial Corp.	462	63
Fubon Financial Holding Co., Ltd.	33,557	89
Hyundai Marine & Fire Insurance Co. Ltd.	1,980	52
Intact Financial Corp.	311	46
Japan Post Holdings Co., Ltd.	18,000	132
Marsh & McLennan Cos., Inc.	499	85
Willis Towers Watson plc	202	48
		614

Interactive Media & Services—0.1%
Alphabet, Inc. Class A(5)	49	136
Internet & Direct Marketing Retail—0.1%
Amazon.com, Inc.(5)	45	147
eBay, Inc.	721	41
JD.com, Inc. Class A(5)	23	1
		189

IT Services—0.5%
Accenture plc Class A	323	109
Akamai Technologies, Inc.(5)	261	31
See Notes to Financial Statements

AllianzGI Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Shares	Value

IT Services—continued
Amdocs Ltd.	655	$ 54
Automatic Data Processing, Inc.	552	126
Fidelity National Information Services, Inc.	569	57
Fujitsu Ltd.	100	15
Mastercard, Inc. Class A	503	180
NEC Corp.	1,400	59
NEC Networks & System Integration Corp.	3,200	46
Paychex, Inc.	1,937	264
VeriSign, Inc.(5)	855	190
Visa, Inc. Class A	334	74
		1,205

Life Sciences Tools & Services—0.3%
Bio-Rad Laboratories, Inc. Class A(5)	123	69
Danaher Corp.	719	211
Eurofins Scientific SE	220	22
Tecan Group AG Registered Shares	88	35
Thermo Fisher Scientific, Inc.	184	109
West Pharmaceutical Services, Inc.	532	218
		664

Machinery—0.2%
Chart Industries, Inc.(5)	2,299	395
Fluidra S.A.	1,618	47
		442

Marine—0.0%
Kuehne + Nagel International AG Registered Shares	214	61
Media—0.0%
Digital Holdings, Inc.	600	7
Metals & Mining—0.5%
Agnico Eagle Mines Ltd.	545	33
Dundee Precious Metals, Inc.	3,425	20
First Quantum Minerals, Ltd.	11,988	415
Franco-Nevada Corp.	1,099	175
Jinchuan Group International Resources Co. Ltd.	48,000	7
Maruichi Steel Tube Ltd.	500	11
Newmont Corp.	3,697	294
Norsk Hydro ASA	39,276	382
Tiangong International Co. Ltd.	58,000	24
Vale S.A. Sponsored ADR	411	8
		1,369

Mortgage Real Estate Investment Trusts (REITs)—0.0%
Cherry Hill Mortgage Investment Corp.	16	— (7)
	Shares	Value

Multiline Retail—0.2%
Dollar General Corp.	1,057	$ 236
Target Corp.	1,151	244
		480

Multi-Utilities—0.2%
A2A SpA	27,202	47
CMS Energy Corp.	1,033	72
Consolidated Edison, Inc.	1,764	167
Hera SpA	3,885	14
WEC Energy Group, Inc.	1,632	163
		463

Oil, Gas & Consumable Fuels—0.4%
California Resources Corp.	1,793	80
Cheniere Energy, Inc.	2,839	394
China Aviation Oil Singapore Corp. Ltd.	6,900	5
Cosmo Energy Holdings Co., Ltd.	1,900	41
Iwatani Corp.	700	29
MOL Hungarian Oil & Gas plc	387	3
PTT PCL Foreign Shares	11,800	14
Topaz Energy Corp.	2,177	36
Valero Energy Corp.	4,162	423
		1,025

Paper & Forest Products—0.0%
Hokuetsu Corp.	2,000	11
Pharmaceuticals—0.8%
AstraZeneca plc	614	81
Bristol-Myers Squibb Co.	2,148	157
Dermapharm Holding SE	344	22
Eli Lilly & Co.	982	281
Johnson & Johnson	2,002	355
Merck & Co., Inc.	3,979	327
Merck KGaA	298	62
Novartis AG Registered Shares	1,708	150
Novo Nordisk A/S Class B	1,686	187
Pfizer, Inc.	3,577	185
Richter Gedeon Nyrt	1,401	30
Roche Holding AG	576	228
Sanofi	717	73
Zoetis, Inc. Class A	404	76
		2,214

Professional Services—0.1%
Booz Allen Hamilton Holding Corp. Class A	875	77
Equifax, Inc.	199	47
FTI Consulting, Inc.(5)	350	55
LifeWorks, Inc.	409	7
		186

Real Estate Management & Development—0.1%
Intershop Holding AG	26	18
LEG Immobilien SE	507	58
	Shares	Value

Real Estate Management & Development—continued
Mobimo Holding AG Registered Shares	26	$ 8
PSP Swiss Property AG Registered Shares	107	14
Swiss Prime Site AG Registered Shares	128	13
Vonovia SE	1,706	80
WCM Beteiligungs- und Grundbesitz-AG	4,510	26
Yuzhou Group Holdings Co. Ltd.	59,998	3
		220

Road & Rail—0.0%
Fukuyama Transporting Co., Ltd.	154	5
Senko Group Holdings Co., Ltd.	5,404	39
Tourism Holdings Ltd.(5)	3,878	8
		52

Semiconductors & Semiconductor Equipment—0.5%
ASE Technology Holding Co. Ltd. ADR	16,492	117
Enphase Energy, Inc.(5)	2,028	409
Himax Technologies, Inc. ADR	2,523	27
Intel Corp.	859	43
Megachips Corp.(5)	300	9
Novatek Microelectronics Corp.	1,000	15
QUALCOMM, Inc.	326	50
Silicon Motion Technology Corp. ADR	768	51
SolarEdge Technologies, Inc.(5)	1,230	396
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	2,845	297
Unisem M Bhd	16,200	12
		1,426

Software—0.4%
Adobe, Inc. (5)	263	120
Asseco Poland S.A.	2,183	42
Cadence Design Systems, Inc.(5)	160	26
Check Point Software Technologies Ltd.(5)	78	11
Descartes Systems Group, Inc. (The)(5)	728	53
Intuit, Inc.	212	102
Microsoft Corp.	769	237
Oracle Corp.	1,533	127
ServiceNow, Inc.(5)	174	97
SS&C Technologies Holdings, Inc.	1,013	76
See Notes to Financial Statements

AllianzGI Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Shares	Value

Software—continued
Synopsys, Inc.(5)	309	$ 103
Zoom Video Communications, Inc. Class A(5)	296	34
		1,028

Specialty Retail—0.3%
Aoyama Trading Co., Ltd.	189	1
AutoZone, Inc.(5)	91	186
DCM Holdings Co., Ltd.	4,800	41
EDION Corp.	1,500	14
EEKA Fashion Holdings Ltd.	4,000	7
Home Depot, Inc. (The)	453	135
Hornbach Holding AG & Co. KGaA	197	25
Kohnan Shoji Co. Ltd.	300	8
O’Reilly Automotive, Inc.(5)	270	185
Yamada Holdings Co., Ltd.(5)	15,000	47
Zhongsheng Group Holdings Ltd.	4,500	32
		681

Technology Hardware, Storage & Peripherals—0.3%
Apple, Inc.	995	174
Asustek Computer, Inc.	8,000	104
Canon, Inc.	7,990	195
FUJIFILM Holdings Corp.	1,979	121
Legend Holdings Corp. Class H	6,400	8
Lenovo Group Ltd.	78,000	84
		686

Textiles, Apparel & Luxury Goods—0.0%
Bosideng International Holdings Ltd.	92,000	43
China Dongxiang Group Co., Ltd.	68,883	4
		47

Thrifts & Mortgage Finance—0.0%
Waterstone Financial, Inc.	1,428	28
Trading Companies & Distributors—0.0%
Solar A/S Class B	259	28
Sumitomo Corp.	4,200	73
		101

Transportation Infrastructure—0.0%
Kamigumi Co., Ltd.	2,200	40
	Shares	Value

Transportation Infrastructure—continued
Shenzhen Expressway Corp. Ltd. Class H	8,000	$ 8
		48

Wireless Telecommunication Services—0.2%
Advanced Info Service PCL Foreign Shares	13,700	96
Freenet AG	349	9
KDDI Corp.	3,800	125
SK Telecom Co. Ltd. Sponsored ADR	617	16
SoftBank Corp.	16,300	190
T-Mobile US, Inc.(5)	419	54
Turkcell Iletisim Hizmetleri AS	17,148	26
		516
Total Common Stocks (Identified Cost $32,004)		34,644
Exchange-Traded Funds(8)—5.2%
iShares ESG Aware MSCI USA ETF	72,728	7,371
iShares MSCI USA ESG Select ETF	10,326	1,000
iShares Trust iShares ESG Aware MSCI EAFE ETF	53,959	3,978
iShares, Inc. iShares ESG Aware MSCI EM ETF	36,917	1,356
Total Exchange-Traded Funds (Identified Cost $13,279)		13,705
Total Long-Term Investments—58.1% (Identified Cost $156,613)		153,552
Short-Term Investments—37.9%
Money Market Mutual Fund—3.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(8)	8,294,952	8,295
Total Money Market Mutual Fund (Identified Cost $8,295)		8,295

	Shares	Value

Affiliated Mutual Fund—34.7%
Virtus AllianzGI Global Sustainability Fund Institutional Shares(8)(9)	4,326,843	$ 91,686
Total Affiliated Mutual Fund (Identified Cost $84,569)		91,686
Total Short-Term Investments (Identified Cost $92,864)		99,981
TOTAL INVESTMENTS—96.0% (Identified Cost $249,477)		$253,533
Other assets and liabilities, net—4.0%		10,618
NET ASSETS—100.0%		$264,151

Abbreviations:
ACES	Alternative Credit Enhancements Securities
ADR	American Depositary Receipt
BIST	Borsa Istanbul
BNP	BNP Paribas
BTP	Italian Buonie
CDX.NA.HY	Credit Default Swap North American High Yield
CDX.NA.IG	Credit Default Swap Index North American Investment Grade
CLO	Collateralized Loan Obligation
DAX	Deutsche Boerse AG German Stock Index
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
IBEX	Spanish Stock Exchange
JSE	Johannesburg Stock Exchange Limited
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
MIB	Milano Indice di Borsa
MSCI	Morgan Stanley Capital International
OAT	Obligations Assimilables du Trésor
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
TOPIX	Tokyo Stock Price Index

Footnote Legend:
(1)	All or a portion of the security is segregated as collateral for open swap contracts.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

AllianzGI Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
(2)	Variable rate security. Rate disclosed is as of March 31, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, these securities amounted to a value of $16,570 or 6.3% of net assets.
(4)	No contractual maturity date.
(5)	Non-income producing.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	Amount is less than $500.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(9)	Affiliated Investment. See Note 4H in Notes to Financial Statements.

Counterparties:
ICE	Intercontinental Exchange
Country Weightings†
United States	91%
Japan	2
Cayman Islands	1
Germany	1
Netherlands	1
United Kingdom	1
Canada	1
Other	2
Total	100%
† % of total investments as of March 31, 2022.
Exchange-Traded Futures contracts as of March 31, 2022 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized (Depreciation)
Long Contracts:
BIST 30 Index Future	April 2022	121	$ 208	$ 27	$ —
FTSE Taiwan Index Future	April 2022	3	185	— (1)	—
Mini Bovespa Future	April 2022	16	81	— (1)	—
2 Year U.S. Treasury Note Future	June 2022	28	5,934	—	(79)
5 Year U.S. Treasury Note Future	June 2022	185	21,217	—	(553)
30 Year U.S. Treasury Bond Future	June 2022	18	2,701	—	(52)
Australian Dollar Future	June 2022	6	450	—	(2)
Canadian Dollar Future	June 2022	2	160	1	—
E-Mini 1000 Index Future	June 2022	57	4,649	230	—
FTSE 100 Index Future	June 2022	13	1,278	23	—
FTSE/JSE Top 40 Index Future	June 2022	6	283	15	—
MSCI EAFE Index Future	June 2022	67	7,184	393	—
MSCI Emerging Index Future	June 2022	54	3,039	257	—
S&P 500® E-Mini Index Future	June 2022	25	5,663	365	—
S&P TSX 60 Index Future	June 2022	4	843	18	—
SPI 200 Future	June 2022	2	280	6	—
TOPIX Index Future	June 2022	5	799	—	(7)
U.S. Treasury Ultra Bond Future	June 2022	15	2,657	—	(92)
				$1,335	$ (785)
See Notes to Financial Statements

AllianzGI Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
Exchange-Traded Futures contracts as of March 31, 2022 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized (Depreciation)
Short Contracts:
FTSE China A50 Index Future	April 2022	(15)	$ (206)	$ —	$ (5)
IBEX 35 Index Future	April 2022	(3)	(279)	—	(9)
10 Year U.S. Treasury Note Future	June 2022	(125)	(15,359)	413	—
10 Year Ultra U.S. Treasury Bond Future	June 2022	(117)	(15,850)	505	—
British Pound Future	June 2022	(61)	(5,006)	—	(16)
DAX Mini Index Future	June 2022	(8)	(639)	—	(28)
Euro Currency Future	June 2022	(34)	(4,717)	—	(32)
Euro-BTP Future	June 2022	(9)	(1,377)	68	—
Euro-Bund Future	June 2022	(11)	(1,931)	52	—
Euro-OAT Future	June 2022	(12)	(2,011)	54	—
FTSE MIB Index Future	June 2022	(1)	(135)	—	(9)
Japanese Yen Currency Future	June 2022	(39)	(4,016)	190	—
Long Gilt Future	June 2022	(18)	(2,867)	22	—
				1,304	(99)
Total				$2,639	$ (884)

Centrally cleared credit default swaps - buy protection(2) outstanding as of March 31, 2022 were as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(3)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
CDX.NA.HY.38	Quarterly	ICE	5.000%	06/20/27	$(2,040)	$ (109)	$ (113)	$ 4	$ —
CDX.NA.IG.38	Quarterly	ICE	1.000%	06/20/27	(9,100)	(144)	(124)	—	(20)
Conagra Brands, Inc. Senior	Quarterly	ICE	1.000%	06/20/27	(235)	(1)	1	—	(2)
Darden Restaurants, Inc. Senior	Quarterly	ICE	1.000%	06/20/27	(235)	(2)	— (1)	—	(2)
International Business Machines Corp. Senior	Quarterly	ICE	1.000%	06/20/27	(1,100)	(29)	(28)	—	(1)
Sherwin-Williams Co. Senior	Quarterly	ICE	1.000%	06/20/27	(235)	(1)	— (1)	—	(1)
Southwest Airlines Co. Senior	Quarterly	ICE	1.000%	06/20/27	(263)	2	3	—	(1)
Total						$ (284)	$ (261)	$ 4	$ (27)

Centrally cleared credit default swaps - sell protection(4) outstanding as of March 31, 2022 was as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(3)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
Paramount Global Senior	Quarterly	ICE	1.000%	12/20/26	$455	$(1)	$(5)	$4	$—
Total						$(1)	$(5)	$4	$—

Footnote Legend:
(1)	Amount is less than $500.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index; or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index; or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
See Notes to Financial Statements

AllianzGI Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$ 16,488	$ —	$ 16,488	$—
Corporate Bonds and Notes	40,482	—	40,482	—
Mortgage-Backed Securities	24,869	—	24,869	—
U.S. Government Securities	23,362	—	23,362	—
Equity Securities:
Common Stocks	34,644	24,800	9,844	— (1)
Preferred Stock	2	—	2	—
Affiliated Mutual Fund	91,686	91,686	—	—
Exchange-Traded Funds	13,705	13,705	—	—
Money Market Mutual Fund	8,295	8,295	—	—
Other Financial Instruments:
Futures Contracts	2,639	2,639	—	—
Centrally Cleared Credit Default Swap	2	—	2	—
Total Assets	256,174	141,125	115,049	— (1)
Liabilities:
Other Financial Instruments:
Futures Contracts	(884)	(884)	—	—
Centrally Cleared Credit Default Swap	(287)	—	(287)	—
Total Liabilities	(1,171)	(884)	(287)	—
Total Investments	$255,003	$140,241	$114,762	$—

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at March 31, 2022.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2022.
See Notes to Financial Statements

AllianzGI Global Dynamic Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—0.8%
U.S. Treasury Bonds 1.875%, 11/15/51(1)	$ 221	$ 194
U.S. Treasury Notes
1.875%, 2/28/27	29	28
1.875%, 2/15/32	76	73
Total U.S. Government Securities (Identified Cost $296)		295

Corporate Bonds and Notes—20.0%
Austria—0.0%
Suzano Austria GmbH 3.750%, 1/15/31	20	19
Ireland—0.6%
AerCap Ireland Capital DAC
3.500%, 1/15/25	85	84
3.000%, 10/29/28	150	138
		222

Japan—0.1%
Takeda Pharmaceutical Co., Ltd. 3.025%, 7/9/40	40	36
Luxembourg—0.0%
ArcelorMittal S.A. 7.000%, 10/15/39	15	17
Mexico—0.1%
Petroleos Mexicanos 6.700%, 2/16/32	28	26
Netherlands—0.3%
NXP B.V. 144A 2.500%, 5/11/31(2)	140	126
Puerto Rico—0.4%
Popular, Inc. 6.125%, 9/14/23	165	169
United Kingdom—0.1%
Vodafone Group plc 5.125%, 6/4/81	40	35
United States—18.4%
Air Products & Chemicals, Inc. 2.800%, 5/15/50	37	32
Alexandria Real Estate Equities, Inc.
2.000%, 5/18/32	18	16
3.550%, 3/15/52	60	56
American Airlines, Inc.
144A 11.750%, 7/15/25(2)	20	23
144A 5.500%, 4/20/26(2)	30	30
	Par Value	Value

United States—continued
American Express Co. 8.150%, 3/19/38	$ 45	$ 67
American International Group, Inc. 6.820%, 11/15/37	14	18
American Transmission Systems, Inc. 144A 2.650%, 1/15/32(2)	24	22
Amgen, Inc. 3.000%, 2/22/29	18	18
Anheuser-Busch InBev Finance, Inc. 4.000%, 1/17/43	75	74
Apple, Inc. 3.450%, 2/9/45	110	109
AT&T, Inc.
5.250%, 3/1/37	45	51
3.100%, 2/1/43	113	98
Athene Global Funding 144A 2.500%, 3/24/28(2)	25	23
Autodesk, Inc. 2.400%, 12/15/31	104	93
AvalonBay Communities, Inc. 1.900%, 12/1/28	100	91
Bank of America Corp.
2.456%, 10/22/25	90	88
2.972%, 2/4/33	84	79
Series RR 4.375%(3)	60	56
Berkshire Hathaway Finance Corp. 3.850%, 3/15/52	50	51
Boeing Co. (The) 3.625%, 2/1/31	65	63
Boston Gas Co.
144A 3.150%, 8/1/27(2)	110	106
144A 3.757%, 3/16/32(2)	44	44
BP Capital Markets America, Inc. 3.060%, 6/17/41	23	21
Broadcom, Inc. 144A 3.137%, 11/15/35(2)	88	77
Capital One Financial Corp. 3.273%, 3/1/30	120	116
Centene Corp. 2.450%, 7/15/28	59	54
Charles Schwab Corp. (The) (SOFR + 1.050%) 1.284%, 3/3/27(4)	160	161
Charter Communications Operating LLC 5.375%, 4/1/38	30	31
Chubb INA Holdings, Inc. 3.050%, 12/15/61	35	30
Citigroup, Inc. 1.281%, 11/3/25	200	190
	Par Value	Value

United States—continued
Continental Resources, Inc. 144A 2.875%, 4/1/32(2)	$ 65	$ 58
Corebridge Financial, Inc. 144A 3.650%, 4/5/27(2)	30	30
Crown Castle International Corp. 2.250%, 1/15/31	55	48
CVS Health Corp.
4.300%, 3/25/28	8	8
4.780%, 3/25/38	20	22
2.700%, 8/21/40	50	43
Delta Air Lines, Inc.
144A 7.000%, 5/1/25(2)	60	64
144A 4.750%, 10/20/28(2)	27	27
Diamondback Energy, Inc. 4.250%, 3/15/52	23	23
Discover Financial Services 4.100%, 2/9/27	30	31
Discovery Communications LLC 5.200%, 9/20/47	25	26
Dominion Energy, Inc.
Series C 4.350%(3)	45	43
Series C 2.250%, 8/15/31	65	59
DTE Electric Co. Series A 4.050%, 5/15/48	25	26
Duke Energy Florida LLC 2.400%, 12/15/31	60	55
Duke Energy Progress LLC
3.450%, 3/15/29	85	85
6.125%, 9/15/33	20	24
Edison International Series B 5.000% (3)	48	45
El Paso Natural Gas Co. LLC 8.375%, 6/15/32	52	67
Energy Transfer LP
6.500%, 2/1/42	25	29
Series G 7.125%(3)	40	39
Series H 6.500%(3)	20	20
EQT Corp. 3.900%, 10/1/27	85	85
Equinix, Inc. 1.000%, 9/15/25	140	129
Exelon Corp. 4.050%, 4/15/30	100	103
First Horizon Corp. 4.000%, 5/26/25	69	70
See Notes to Financial Statements

AllianzGI Global Dynamic Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

United States—continued
First Maryland Capital II (3 month LIBOR + 0.850%) 1.167%, 2/1/27(4)	$ 25	$ 24
Ford Motor Credit Co. LLC 4.687%, 6/9/25	200	201
GE Capital Funding LLC 4.550%, 5/15/32	89	96
General Motors Co. 5.150%, 4/1/38	50	51
Global Atlantic Fin Co.
144A 3.125%, 6/15/31(2)	40	36
144A 4.700%, 10/15/51(2)	90	85
GLP Capital LP 3.250%, 1/15/32	27	24
Goldman Sachs Group, Inc. (The) 0.855%, 2/12/26	55	51
HCA, Inc. 5.875%, 2/15/26	60	64
Hess Corp. 7.125%, 3/15/33	30	37
Huntington Capital Trust I (3 month LIBOR + 0.700%) 0.999%, 2/1/27(4)	65	63
Invitation Homes Operating Partnership LP 2.300%, 11/15/28	60	54
Jersey Central Power & Light Co. 6.150%, 6/1/37	65	78
JPMorgan Chase & Co.
0.768%, 8/9/25	110	104
3.328%, 4/22/52	25	23
Series U (3 month LIBOR + 0.950%) 1.259%, 2/2/37(4)	85	75
Leidos, Inc. 7.125%, 7/1/32	8	9
Lincoln National Corp. (3 month LIBOR + 2.358%) 2.826%, 5/17/66(4)	45	37
Lowe’s Cos., Inc. 4.250%, 4/1/52	30	31
Magallanes, Inc. 144A 5.141%, 3/15/52(2)	85	87
Marathon Petroleum Corp. 5.850%, 12/15/45	45	50
Massachusetts Institute of Technology 5.600%, 7/1/2111	15	21
	Par Value	Value

United States—continued
Massachusetts Mutual Life Insurance Co. 144A 5.077%, 2/15/69(2)	$ 100	$ 109
MetLife, Inc. 144A 9.250%, 4/8/38(2)	95	123
Metropolitan Life Insurance Co. 144A 7.800%, 11/1/25(2)	130	149
Microsoft Corp.
3.500%, 11/15/42	65	66
2.525%, 6/1/50	50	43
MidAmerican Energy Co. 4.250%, 7/15/49	17	19
Mileage Plus Holdings LLC 144A 6.500%, 6/20/27(2)	90	94
MSCI, Inc. 144A 3.625%, 11/1/31(2)	75	71
Narragansett Electric Co. (The) 144A 5.638%, 3/15/40(2)	33	38
Netflix, Inc. 4.875%, 4/15/28	81	85
New York Life Insurance Co. 144A 4.450%, 5/15/69(2)	20	21
New York State Electric & Gas Corp. 144A 2.150%, 10/1/31(2)	60	53
NGPL PipeCo LLC
144A 3.250%, 7/15/31(2)	15	14
144A 7.768%, 12/15/37(2)	15	19
Niagara Mohawk Power Corp. 144A 1.960%, 6/27/30(2)	52	46
Northern Natural Gas Co. 144A 3.400%, 10/16/51(2)	22	19
Northwestern Mutual Life Insurance Co. (The) 144A 3.850%, 9/30/47(2)	44	43
Occidental Petroleum Corp. 8.000%, 7/15/25	42	47
Omnicom Group, Inc. 2.600%, 8/1/31	55	51
Oracle Corp. 2.950%, 4/1/30	80	74
Pacific Gas & Electric Co.
4.500%, 12/15/41	10	9
4.950%, 7/1/50	40	38
PacifiCorp. 2.900%, 6/15/52	10	9
	Par Value	Value

United States—continued
Paramount Global
6.250%, 2/28/57	$ 29	$ 29
6.375%, 3/30/62	73	74
Pennsylvania Electric Co.
6.150%, 10/1/38	20	24
144A 4.150%, 4/15/25(2)	35	35
PepsiCo, Inc. 2.875%, 10/15/49	50	46
PerkinElmer, Inc. 2.250%, 9/15/31	62	55
Pilgrim’s Pride Corp. 144A 3.500%, 3/1/32(2)	11	10
Plains All American Pipeline LP Series B 6.125% (3)	35	30
President & Fellows of Harvard College 4.875%, 10/15/40	15	18
Progressive Corp. (The) 3.000%, 3/15/32	43	42
Raytheon Technologies Corp.
7.000%, 11/1/28	100	120
3.030%, 3/15/52	32	28
S&P Global, Inc. 144A 2.700%, 3/1/29(2)	67	65
Sempra Energy 4.125%, 4/1/52	46	43
Southern California Edison Co.
2.750%, 2/1/32	29	27
3.900%, 12/1/41	25	23
State Street Corp. (3 month LIBOR + 1.000%) 1.826%, 6/15/47(4)	100	86
SVB Financial Group Series E 4.700% (3)	50	45
Targa Resources Partners LP 5.500%, 3/1/30	80	83
T-Mobile USA, Inc. 2.875%, 2/15/31	29	26
Trustees of Tufts College 3.099%, 8/15/51	90	80
United Airlines, Inc. 144A 4.625%, 4/15/29(2)	54	51
Verizon Communications, Inc. 4.400%, 11/1/34	35	37
Viatris, Inc. 4.000%, 6/22/50	5	4
Walt Disney Co. (The) 3.500%, 5/13/40	30	29
See Notes to Financial Statements

AllianzGI Global Dynamic Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

United States—continued
Wells Fargo & Co.
3.526%, 3/24/28	$ 60	$ 60
3.350%, 3/2/33	85	83
Wisconsin Public Service Corp. 2.850%, 12/1/51	32	28
Workday, Inc. 3.500%, 4/1/27	30	30
		7,099
Total Corporate Bonds and Notes (Identified Cost $8,300)		7,749

	Shares
Preferred Stocks—0.2%
Brazil—0.1%
Banco Bradesco S.A., 4.190%	1,990	9
Cia de Saneamento do Parana, 5.500%	5,700	5
Cia Energetica de Minas Gerais, 8.070%	2,194	7
Cia Paranaense de Energia, 9.710%	3,600	6
Petroleo Brasileiro S.A., 25.400%	2,000	14
		41

Chile—0.0%
Embotelladora Andina S.A., 6.830%	2,122	5
Germany—0.1%
Porsche Automobil Holding SE, 2.720%	80	8
Volkswagen AG, 3.210%	62	10
		18

South Korea—0.0%
Samsung Electronics Co., Ltd., 1.780%	171	9
Taiwan—0.0%
Fubon Financial Holding Co. Ltd.(5)	301	1
Total Preferred Stocks (Identified Cost $53)		74

Common Stocks—63.7%
Argentina—0.0%
MercadoLibre, Inc.(5)	15	18
Australia—1.8%
Ansell Ltd.	263	5
Bapcor Ltd.	7,560	36
BHP Group Ltd.	513	20
BHP Group Ltd.	456	18
	Shares	Value

Australia—continued
BlueScope Steel Ltd.	370	$ 6
Brambles Ltd.	218	1
Cleanaway Waste Management Ltd.	16,440	38
Commonwealth Bank of Australia	248	19
Corporate Travel Management Ltd.(5)	2,110	37
Crown Resorts Ltd.(5)	3,760	36
CSL Ltd.	280	56
Endeavour Group Ltd.	6,770	37
EVENT Hospitality and Entertainment Ltd.(5)	3,390	37
Flight Centre Travel Group Ltd.(5)	2,480	36
Fortescue Metals Group Ltd.	540	8
Harvey Norman Holdings Ltd.	1,359	5
IDP Education Ltd.	1,570	37
Integral Diagnostics Ltd.	1,025	3
Kelsian Group Ltd.	6,590	34
Medibank Pvt Ltd.	1,178	3
Premier Investments Ltd.	1,700	35
Qantas Airways Ltd.(5)	10,261	40
Rio Tinto Ltd.	164	15
Sonic Healthcare Ltd.	241	6
Star Entertainment Group Ltd. (The)(5)	13,940	34
Tabcorp Holdings Ltd.	9,130	36
Webjet Ltd.(5)	8,320	34
Woolworths Group Ltd.	203	6
		678

Austria—0.2%
ams-OSRAM AG(5)	240	4
BAWAG Group AG(5)	138	7
Flughafen Wien AG(5)	67	2
IMMOFINANZ AG(5)	1,900	48
OMV AG	117	5
Raiffeisen Bank International AG	192	3
Telekom Austria AG(5)	267	2
		71

Belgium—0.1%
Ageas S.A.	58	3
Bekaert S.A.	105	4
Kinepolis Group N.V.(5)	800	48
Proximus SADP	130	3
		58

Bermuda—0.4%
Alpha & Omega Semiconductor Ltd.(5)	114	6
Bunge Ltd.	80	9
Haitong International Securities Group Ltd.	18,000	3
Norwegian Cruise Line Holdings Ltd.(5)	6,600	144
	Shares	Value

Bermuda—continued
PAX Global Technology Ltd.	3,000	$ 3
		165

Brazil—0.1%
B3 S.A. - Brasil Bolsa Balcao	2,500	8
Banco do Brasil S.A.	1,000	7
Porto Seguro S.A.	300	2
Vale S.A.	945	19
WEG S.A.	1,000	7
		43

Canada—0.9%
Agnico Eagle Mines Ltd.	22	1
Alimentation Couche-Tard, Inc.	184	8
B2Gold Corp.	2,601	12
Baytex Energy Corp.(5)	1,077	5
Canadian Tire Corp., Ltd. Class A	70	11
Cascades, Inc.	421	4
Cenovus Energy, Inc.	462	8
Cogeco Communications, Inc.	120	10
Crescent Point Energy Corp.	346	2
Descartes Systems Group, Inc. (The)(5)	51	4
DREAM Unlimited Corp. Class A	420	17
Dundee Precious Metals, Inc.	331	2
Empire Co., Ltd. Class A	203	7
Exchange Income Corp.	164	6
Fairfax Financial Holdings, Ltd.	14	8
Franco-Nevada Corp.	173	28
George Weston, Ltd.	175	22
Hydro One Ltd.	124	3
iA Financial Corp, Inc.	103	6
Killam Apartment Real Estate Investment Trust	74	1
Loblaw Cos., Ltd.	302	27
Manulife Financial Corp.	750	16
Mullen Group Ltd.	694	7
Open Text Corp.	181	8
Power Corp. of Canada	644	20
Restaurant Brands International, Inc.	800	47
Shopify, Inc. Class A(5)	27	18
Sun Life Financial, Inc.	244	14
Thomson Reuters Corp.	32	3
Topaz Energy Corp.	285	5
Torex Gold Resources, Inc.(5)	150	2
Trisura Group Ltd.(5)	49	1
Waste Connections, Inc.	103	14
See Notes to Financial Statements

AllianzGI Global Dynamic Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Shares	Value

Canada—continued
Yamana Gold, Inc.	491	$ 3
		350

Cayman Islands—0.1%
China Risun Group Ltd.	4,000	2
Sands China Ltd.(5)	8,400	20
Tiangong International Co. Ltd.	2,000	1
Uni-President China Holdings Ltd.	3,000	3
Wynn Macau Ltd.(5)	25,600	18
		44

Chile—0.0%
Engie Energia Chile S.A.	3,778	2
China—1.8%
Agricultural Bank of China Ltd. Class H	18,000	7
Alibaba Group Holding Ltd. Sponsored ADR(5)	203	22
Baidu, Inc. Sponsored ADR(5)	46	6
Bank of China Ltd. Class H	49,000	20
Bank of Communications Co., Ltd. Class H	12,000	9
China CITIC Bank Corp. Ltd. Class H	9,000	5
China Construction Bank Corp. Class H	31,812	24
China Dongxiang Group Co., Ltd.	16,117	1
China Everbright Greentech Ltd.	5,000	1
China International Capital Corp. Ltd. Class H	1,600	4
China Life Insurance Co., Ltd. Class H	4,000	6
China Minsheng Banking Corp. Ltd. Class H	9,000	3
China Railway Group Ltd. Class H	4,000	2
China Water Affairs Group Ltd.	2,000	2
Chinasoft International Ltd.(5)	2,000	2
Chongqing Rural Commercial Bank Co., Ltd. Class H	6,488	3
Country Garden Holdings Co., Ltd.	90,000	69
Country Garden Services Holdings Co., Ltd.	2,172	9
CSPC Pharmaceutical Group Ltd.	9,440	11
EVA Precision Industrial Holdings Ltd.	20,236	3
	Shares	Value

China—continued
GF Securities Co. Ltd. Class H	2,400	$ 3
Golden Eagle Retail Group Ltd.	3,000	2
Huatai Securities Co. Ltd. Class H	2,000	3
Industrial & Commercial Bank of China Ltd. Class H	20,000	12
JD.com, Inc. ADR(5)	121	7
JD.com, Inc. Class A(5)	194	5
Jiangsu Expressway Co., Ltd. Class H	3,189	3
Ju Teng International Holdings Ltd.	4,744	1
Lee & Man Paper Manufacturing Ltd.	6,000	3
Lenovo Group Ltd.	16,000	17
Meituan Class B(5)	500	9
NIO, Inc. ADR(5)	283	6
Postal Savings Bank of China Co., Ltd. Class H	23,000	19
Powerlong Real Estate Holdings Ltd.	195,000	51
Seazen Group Ltd.(5)	170,000	91
Shanghai Electric Group Co., Ltd. Class H	18,000	5
Shenzhen Expressway Corp. Ltd. Class H	3,700	4
Shenzhen Investment Holdings Bay Area Development Co., Ltd.	6,000	2
Sinopec Engineering Group Co., Ltd. Class H	12,000	6
Sunac China Holdings Ltd.	58,000	33
Tencent Holdings Ltd.	3,881	179
Tingyi Cayman Islands Holding Corp.	4,000	7
Vipshop Holdings Ltd. ADR(5)	307	3
Xinte Energy Co. Ltd. Class H	800	2
Zhuzhou CRRC Times Electric Co. Class H	1,300	5
		687

Colombia—0.0%
Bancolombia S.A.	752	9
Corp. Financiera Colombiana S.A.(5)	1,112	8
		17

Denmark—1.3%
Ambu A/S Class B	4,350	64
Carlsberg AS Class B	48	6
Coloplast A/S Class B	394	60
D/S Norden A/S	275	10
DSV A/S	948	182
	Shares	Value

Denmark—continued
Novo Nordisk A/S Class B	1,465	$ 162
Scandinavian Tobacco Group A/S	47	1
Solar A/S Class B	22	2
		487

Finland—0.1%
Elisa Oyj	225	14
Kesko Oyj Class B	100	3
Oriola Oyj Class B	700	1
TietoEVRY Oyj	149	4
		22

France—2.2%
Accor S.A.(5)	1,370	44
Aeroports de Paris(5)	400	60
APERAM S.A.	51	2
Atos SE	107	3
AXA S.A.	359	10
BNP Paribas S.A.	188	11
Boiron S.A.	31	1
Bouygues S.A.	149	5
Carrefour S.A.	576	13
Casino Guichard Perrachon S.A.(5)	159	3
Cie de Saint-Gobain	156	9
CNP Assurances	328	8
Coface S.A.(5)	627	8
Credit Agricole S.A.	273	3
Eiffage S.A.	56	6
Elior Group S.A.(5)	8,800	29
Eutelsat Communications S.A.	347	4
Faurecia SE	16	— (6)
ICADE	700	45
IPSOS	108	5
Klepierre S.A.(5)	1,900	51
L’Oreal S.A.	205	82
LVMH Moet Hennessy Louis Vuitton SE	311	222
Orange S.A.	1,745	21
Publicis Groupe S.A.	141	9
Safran S.A.	400	47
Sanofi	196	20
Sartorius Stedim Biotech	6	2
Schneider Electric SE	84	14
Societe Generale S.A.	147	4
Sodexo S.A.	550	45
Teleperformance	25	10
TotalEnergies SE	266	13
Unibail-Rodamco-Westfield (5)	480	36
		845

Germany—2.1%
adidas AG	710	165
Aroundtown S.A.	8,000	46
BASF SE	206	12
See Notes to Financial Statements

AllianzGI Global Dynamic Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Shares	Value

Germany—continued
Bayer AG Registered Shares	169	$ 12
Bayerische Motoren Werke AG	162	14
BioNTech SE ADR(5)	17	3
CTS Eventim AG & Co. KGaA(5)	700	48
Daimler Truck Holding AG(5)	118	3
Deutsche EuroShop AG	2,600	48
Deutsche Post AG Registered Shares	437	21
Deutsche Telekom AG Registered Shares	1,810	34
DWS Group GmbH & Co. KGaA	148	5
Fraport AG Frankfurt Airport Services Worldwide(5)	720	40
HeidelbergCement AG	162	9
Hornbach Holding AG & Co. KGaA	58	7
Infineon Technologies AG	2,253	76
LEG Immobilien SE	30	3
Mercedes-Benz Group AG	236	17
MTU Aero Engines AG	230	53
Nemetschek SE	531	51
SAP SE	131	15
TeamViewer AG(5)	157	2
TUI AG(5)	14,300	45
Vonovia SE	114	5
Zalando SE(5)	1,502	76
		810

Greece—0.0%
National Bank of Greece S.A.(5)	2,428	9
Hong Kong—0.5%
AIA Group Ltd.	11,400	119
Bosideng International Holdings Ltd.	8,000	4
Cathay Pacific Airways Ltd.(5)	1,543	2
China Lumena New Materials Corp.(5)(7)	44	—
CITIC Telecom International Holdings Ltd.	6,000	2
CK Asset Holdings Ltd.	29	— (6)
Fairwood Holdings Ltd.	1,500	3
Global Brands Group Holding Ltd.(5)(7)	61,400	—
Hui Xian Real Estate Investment Trust	6,000	1
Jardine Matheson Holdings Ltd.	200	11
Kerry Properties Ltd.	1,243	3
Kingboard Holdings Ltd.	500	2
Link REIT	34	— (6)
	Shares	Value

Hong Kong—continued
Power Assets Holdings Ltd.	1,000	$ 7
Shanghai Industrial Holdings Ltd.	1,000	1
Shanghai Industrial Urban Development Group Ltd.	17,000	2
Shimao Group Holdings Ltd.	48,000	27
SITC International Holdings Co., Ltd.	2,000	7
Sun Hung Kai Properties Ltd.	500	6
Vinda International Holdings Ltd.	2,000	5
Xinyi Glass Holdings Ltd.	1,000	2
		204

Hungary—0.0%
Magyar Telekom Telecommunications plc ADR	2,065	2
OTP Bank Nyrt(5)	79	3
Richter Gedeon Nyrt	226	5
		10

India—0.3%
HDFC Bank Ltd. ADR	1,660	102
ICICI Bank Ltd. Sponsored ADR	317	6
Infosys Ltd. Sponsored ADR	472	12
Reliance Industries Ltd. Sponsored GDR 144A(2)	162	11
State Bank of India Registered Shares GDR	76	5
		136

Indonesia—0.1%
Astra International Tbk PT	12,900	6
Bank Central Asia Tbk PT	17,100	10
Indofood CBP Sukses Makmur Tbk PT	2,500	1
Kalbe Farma Tbk PT	38,800	4
Media Nusantara Citra Tbk PT	59,000	4
Telkom Indonesia Persero Tbk PT	8,700	3
		28

Ireland—0.4%
Horizon Therapeutics plc(5)	49	5
Irish Residential Properties REIT plc	403	1
Johnson Controls International plc	171	11
Kingspan Group plc	1,236	121
Origin Enterprises plc	320	1
	Shares	Value

Ireland—continued
Seagate Technology Holdings plc	144	$ 13
Trane Technologies plc	53	8
Willis Towers Watson plc	21	5
		165

Isle of Man—0.0%
Entain plc(5)	162	4
Israel—0.1%
Alony Hetz Properties & Investments Ltd.	356	6
B Communications Ltd.(5)	749	3
Check Point Software Technologies Ltd.(5)	28	4
Formula Systems 1985 Ltd.	68	7
Shufersal Ltd.	278	3
		23

Italy—0.5%
Assicurazioni Generali SpA	868	20
Autogrill SpA(5)	6,800	46
De’ Longhi SpA	57	2
Enav SpA(5)	10,500	48
Enel SpA	1,180	8
Intesa Sanpaolo SpA	6,642	15
Sesa SpA	11	2
Technogym SpA	5,700	45
Telecom Italia SpA	8,954	3
Unipol Gruppo SpA	730	4
		193

Japan—4.3%
ABC-Mart, Inc.	900	34
Aeon Co. Ltd.	1,500	32
AGC, Inc.	200	8
Aida Engineering Ltd.	142	1
Ajinomoto Co., Inc.	100	3
ANA Holdings, Inc.(5)	1,800	38
Asahi Kasei Corp.	300	3
Asics Corp.	1,900	37
Canon Marketing Japan, Inc.	200	4
Canon, Inc.	710	17
Capcom Co., Ltd.	300	7
Cawachi Ltd.	300	6
Central Japan Railway Co.	300	39
Chubu Electric Power Co., Inc.	1,100	11
Daiichi Sankyo Co., Ltd.	400	9
Daiwabo Holdings Co., Ltd.	200	3
DCM Holdings Co., Ltd.	425	4
Doutor Nichires Holdings Co., Ltd.	251	3
DyDo Group Holdings, Inc.	126	5
Earth Corp.	100	5
See Notes to Financial Statements

AllianzGI Global Dynamic Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Shares	Value

Japan—continued
East Japan Railway Co.	600	$ 35
ENEOS Holdings, Inc.	1,200	4
Fancl Corp.	1,300	29
Fuji Kyuko Co. Ltd.	1,100	35
FUJIFILM Holdings Corp.	221	13
Fukuyama Transporting Co., Ltd.	145	4
H.U. Group Holdings, Inc.	200	5
Hankyu Hanshin Holdings, Inc.	100	3
HIS Co., Ltd.(5)	2,200	38
Hitachi Ltd.	200	10
Honda Motor Co., Ltd.	400	11
Inpex Corp.	600	7
Internet Initiative Japan, Inc.	100	3
ITOCHU Corp.	477	16
Itoham Yonekyu Holdings, Inc.	300	2
Iwatani Corp.	100	4
J Front Retailing Co. Ltd.	4,500	36
Japan Airlines Co. Ltd.(5)	2,000	37
Japan Hotel REIT Investment Corp. Class A	70	36
Japan Post Bank Co., Ltd.	1,200	10
Japan Post Holdings Co., Ltd.	2,000	15
Japan Wool Textile Co., Ltd. (The)	500	4
Kajima Corp.	400	5
Kakaku.com, Inc.	1,700	38
Kamigumi Co., Ltd.	200	4
Kandenko Co., Ltd.	400	3
Kao Corp.	200	8
KDDI Corp.	700	23
Keyence Corp.	200	93
Koei Tecmo Holdings Co. Ltd.	100	3
Konica Minolta, Inc.	1,200	5
Kose Corp.	300	31
K’s Holdings Corp.	3,300	34
Lawson, Inc.	100	4
Marui Group Co., Ltd.	2,000	37
Maruichi Steel Tube Ltd.	100	2
McDonald’s Holdings Co. Japan Ltd.	100	4
MEIJI Holdings Co. Ltd.	100	5
Mirait Holdings Corp.	300	5
Mitsubishi Corp.	400	15
Mitsubishi Electric Corp.	400	5
Mitsubishi Estate Co., Ltd.	2,700	40
Mitsubishi HC Capital, Inc.	1,700	8
Mitsubishi Research Institute, Inc.	100	3
Mitsuboshi Belting Ltd.	71	1
Mitsui & Co., Ltd.	600	16
Mitsui Fudosan Co. Ltd.	1,600	34
Mizuho Financial Group, Inc.	1,500	19
	Shares	Value

Japan—continued
NEC Corp.	300	$ 13
NGK Insulators Ltd.	400	6
NGK Spark Plug Co., Ltd.	200	3
Nihon Kohden Corp.	100	2
Nihon M&A Center Holdings, Inc.	300	4
Nippon Telegraph & Telephone Corp.	1,116	32
Nippon Yusen KK	200	17
Nomura Holdings, Inc.	2,000	8
Nomura Real Estate Holdings, Inc.	200	5
Obayashi Corp.	900	7
Okumura Corp.	200	5
Osaka Gas Co., Ltd.	300	5
Pan Pacific International Holdings Corp.	2,200	35
Pola Orbis Holdings, Inc.	2,400	31
Raito Kogyo Co., Ltd.	263	4
Renesas Electronics Corp.(5)	400	5
Rengo Co., Ltd.	400	3
Rinnai Corp.	100	7
Rohm Co., Ltd.	100	8
Ryohin Keikaku Co., Ltd.	2,600	30
Sankyo Co., Ltd.	100	3
Sanyo Special Steel Co., Ltd.	182	3
Sawai Group Holdings Co., Ltd.	225	8
Sekisui House Ltd.	600	12
Senko Group Holdings Co., Ltd.	496	4
Seven & i Holdings Co., Ltd.	300	14
Shibaura Electronics Co., Ltd.	100	6
SKY Perfect JSAT Holdings, Inc.	800	3
SoftBank Corp.	800	9
SoftBank Group Corp.	300	13
Sony Group Corp.	200	21
Sugi Holdings Co., Ltd.	100	5
Sumitomo Densetsu Co., Ltd.	200	4
Sumitomo Electric Industries Ltd.	400	5
Sumitomo Heavy Industries Ltd.	300	7
Sumitomo Mitsui Financial Group, Inc.	400	13
Sumitomo Realty & Development Co. Ltd.	1,300	36
Sumitomo Rubber Industries Ltd.	800	7
Takasago Thermal Engineering Co., Ltd.	197	3
Takashimaya Co. Ltd.	3,900	37
Takeda Pharmaceutical Co., Ltd.	400	11
	Shares	Value

Japan—continued
TIS, Inc.	100	$ 2
Tokyo Electron Ltd.	100	51
Tokyo Gas Co. Ltd.	200	4
Towa Pharmaceutical Co., Ltd.	214	5
Toyo Suisan Kaisha Ltd.	200	7
Toyota Motor Corp.	2,255	41
Tv Tokyo Holdings Corp.	166	3
Yakult Honsha Co., Ltd.	200	11
Yamada Holdings Co., Ltd.(5)	1,100	3
Yamaha Corp.	100	4
Yamaha Motor Co., Ltd.	300	7
Yaoko Co., Ltd.	100	5
Yokohama Rubber Co., Ltd. (The)	200	3
Yurtec Corp.	132	1
		1,672

Jersey—0.2%
Aptiv plc(5)	50	6
Ferguson plc	98	13
IWG plc(5)	13,000	45
		64

Luxembourg—0.1%
ArcelorMittal S.A.	353	12
Eurofins Scientific SE	71	7
Globant S.A.(5)	20	5
		24

Malaysia—0.1%
Axis Real Estate Investment Trust	4,100	2
Bermaz Auto Bhd	3,500	1
Hong Leong Bank Bhd	1,100	5
Malaysian Pacific Industries Bhd	200	2
MBM Resources BHD	7,800	6
MISC Bhd	1,600	3
RHB Bank Bhd	2,700	4
TIME dotCom Bhd	4,600	4
		27

Mauritius—0.0%
MakeMyTrip Ltd.(5)	86	2
Mexico—0.1%
Alfa SAB de CV Class A	8,100	6
Alpek SAB de CV Class A	4,600	6
Banco del Bajio S.A.	700	2
Grupo Financiero Banorte SAB de CV Class O	1,300	10
Grupo Financiero Inbursa SAB de CV Class O(5)	800	2
Grupo Lala SAB de CV Class B	4	— (6)
See Notes to Financial Statements

AllianzGI Global Dynamic Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Shares	Value

Mexico—continued
Nemak SAB de CV(5)	19,369	$ 5
		31

Morocco—0.0%
Co. Sucrerie Marocaine et de Raffinage	74	2
Douja Promotion Groupe Addoha S.A.(5)	1,239	1
		3

Netherlands—2.4%
Adyen N.V.(5)	93	184
Aegon N.V.	932	5
AerCap Holdings N.V.(5)	122	6
Airbus SE(5)	492	59
ASM International N.V.	29	11
ASML Holding N.V.	698	466
ASR Nederland N.V.	132	6
Basic-Fit N.V.(5)	1,000	45
Booking Holdings, Inc.(5)	45	106
ForFarmers N.V.	812	3
Koninklijke Ahold Delhaize N.V.	760	24
NN Group N.V.	191	10
Prosus N.V.(5)	101	5
Signify N.V.	98	5
Stellantis N.V.	377	6
		941

New Zealand—0.3%
Arvida Group Ltd.	1,293	2
Fisher & Paykel Healthcare Corp., Ltd.	462	8
Mainfreight Ltd.	1,711	99
Summerset Group Holdings Ltd.	547	4
		113

Norway—0.1%
Frontline, Ltd.(5)	665	6
Orkla ASA	405	3
Sparebanken Vest	568	7
TGS ASA	423	6
Yara International ASA	133	7
		29

Panama—0.4%
Carnival Corp.(5)	6,725	136
Peru—0.0%
Ferreycorp SAA	5,018	3
Philippines—0.0%
BDO Unibank, Inc.	930	2
Globe Telecom, Inc.	50	3
PLDT, Inc.	95	3
		8

	Shares	Value

Poland—0.0%
Asseco Poland S.A.	211	$ 4
Ciech S.A.	206	2
TEN Square Games S.A.	70	3
		9

Singapore—0.7%
BOC Aviation Ltd.	800	6
ComfortDelGro Corp., Ltd.	19,700	21
DBS Group Holdings Ltd.	800	21
Fortune Real Estate Investment Trust	3,000	3
Genting Singapore Ltd.	35,800	21
Parkway Life Real Estate Investment Trust	400	1
Sea Ltd. ADR(5)	1,418	170
Singapore Airlines Ltd.(5)	7,100	29
Sino Grandness Food Industry Group Ltd.(5)(7)	25,900	—
United Overseas Bank Ltd.	500	12
		284

South Africa—0.2%
Anglo American Platinum Ltd.	74	10
Impala Platinum Holdings Ltd.	556	9
MTN Group Ltd.	790	10
Nedbank Group Ltd.	873	14
Old Mutual Ltd.	8,447	8
Sibanye Stillwater Ltd.	2,068	8
Thungela Resources Ltd.(5)	91	1
		60

South Korea—0.9%
CJ CheilJedang Corp.	14	4
CJ Corp.	79	6
DB HiTek Co., Ltd.	72	4
DB Insurance Co., Ltd.	97	6
DGB Financial Group, Inc.	503	4
DL E&C Co., Ltd.	52	6
GS Holdings Corp.	127	5
Hana Financial Group, Inc.	185	7
Hana Tour Service, Inc.(5)	300	21
Hanjin Kal Corp.(5)	470	24
Hankook Tire & Technology Co., Ltd.	103	3
HDC Hyundai Development Co-Engineering & Construction	1	— (6)
JB Financial Group Co., Ltd.	657	5
Kakao Corp.	74	6
Kangwon Land, Inc.(5)	930	21
KB Financial Group, Inc.	108	5
KC Co., Ltd.	70	1
Kia Corp.	106	6
	Shares	Value

South Korea—continued
Korean Air Lines Co. Ltd.(5)	880	$ 22
KT Corp.	320	9
KT Corp. Sponsored ADR(5)	232	3
LG Chem Ltd.	103	45
LG Innotek Co., Ltd.	40	13
LOTTE Fine Chemical Co., Ltd.	100	7
Lotte Tour Development Co. Ltd.(5)	1,400	21
LX Semicon Co., Ltd.	46	5
NCSoft Corp.	14	5
Paradise Co. Ltd.(5)	1,530	21
POSCO Holdings, Inc.	29	7
Posco International Corp.	269	5
Samsung Electronics Co., Ltd. Registered Shares GDR	12	17
Shinhan Financial Group Co., Ltd.	259	9
SK Hynix, Inc.	108	10
SK Square Co., Ltd.(5)	45	2
SK Telecom Co., Ltd.	112	5
Woori Financial Group, Inc.	546	7
		347

Spain—0.8%
Aena SME S.A.(5)	300	50
Banco Bilbao Vizcaya Argentaria S.A.	2,756	16
Banco Santander S.A.	4,924	17
Ebro Foods S.A.	113	2
Iberdrola S.A.	1,649	18
International Consolidated Airlines Group S.A.(5)	1,561	3
International Consolidated Airlines Group S.A.(5)	23,000	43
Lar Espana Real Estate Socimi S.A.	137	1
Mapfre S.A.	5,218	11
Mediaset Espana Comunicacion S.A.(5)	882	4
Melia Hotels International S.A.(5)	6,450	48
Merlin Properties Socimi S.A.	4,300	50
Neinor Homes S.A.(5)	408	5
Repsol S.A.	904	12
Telefonica S.A.	3,722	18
		298

Sweden—0.6%
Annehem Fastigheter AB Class B(5)	42	— (6)
Arjo AB Class B	548	4
Assa Abloy AB Class B	2,001	54
Atlas Copco AB Class A	1,053	55
See Notes to Financial Statements

AllianzGI Global Dynamic Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Shares	Value

Sweden—continued
H & M Hennes & Mauritz AB Class B	2,500	$ 33
Hexagon AB Class B	4,196	59
Peab AB Class B	211	2
Telefonaktiebolaget LM Ericsson Class B	1,062	10
Volvo AB Class B	425	8
		225

Switzerland—1.9%
ALSO Holding AG Registered Shares(5)	10	2
BKW AG	16	2
Chubb Ltd.	107	23
Cie Financiere Richemont S.A. Registered Shares	94	12
Dufry AG Registered Shares(5)	950	40
Flughafen Zurich AG Registered Shares(5)	270	48
Galenica AG	48	4
Holcim Ltd.(5)	137	7
Intershop Holding AG	3	2
Kuehne + Nagel International AG Registered Shares	28	8
Logitech International S.A. Registered Shares	118	9
Lonza Group AG Registered Shares(5)	128	93
Nestle S.A. Registered Shares	334	43
Novartis AG Registered Shares	396	35
Partners Group Holding AG	59	73
Roche Holding AG	149	59
Sika AG Registered Shares	400	132
Swiss Life Holding AG Registered Shares	15	10
Swiss Prime Site AG Registered Shares	56	5
Swisscom AG Registered Shares	18	11
UBS Group AG Registered Shares	735	14
VAT Group AG	161	61
Zurich Insurance Group AG	56	28
		721

Taiwan—1.2%
Acer, Inc.	7,000	7
ASE Technology Holding Co., Ltd.	4,000	14
Asia Cement Corp.	8,000	14
Asustek Computer, Inc.	2,000	26
AU Optronics Corp.	8,000	6
Cathay Financial Holding Co., Ltd.	11,000	25
	Shares	Value

Taiwan—continued
China Development Financial Holding Corp.	27,000	$ 18
China Motor Corp.	2,000	4
Compal Electronics, Inc.	18,000	17
CTBC Financial Holding Co., Ltd.	8,000	8
Evergreen Marine Corp. Taiwan Ltd.	2,000	9
Everlight Electronics Co., Ltd.	3,000	5
Far EasTone Telecommunications Co., Ltd.	2,000	5
Fubon Financial Holding Co., Ltd.	8,795	23
Getac Holdings Corp.	2,000	4
Global Mixed Mode Technology, Inc.	2,000	16
Great Wall Enterprise Co., Ltd.	3,553	7
Hon Hai Precision Industry Co., Ltd.	4,200	16
Hua Nan Financial Holdings Co., Ltd.	7,215	6
Lien Hwa Industrial Holdings Corp.	1,721	4
Pegatron Corp.	4,000	10
Powertech Technology, Inc.	4,000	13
Qisda Corp.	4,000	5
Realtek Semiconductor Corp.	1,500	22
Sinbon Electronics Co., Ltd.	1,000	9
Synnex Technology International Corp.	2,000	5
Taiwan PCB Techvest Co., Ltd.	2,000	4
Taiwan Semiconductor Manufacturing Co., Ltd.	4,000	82
Tripod Technology Corp.	2,000	9
Tung Ho Steel Enterprise Corp.	2,000	5
Uni-President Enterprises Corp.	2,000	5
United Microelectronics Corp.	4,000	7
United Microelectronics Corp. Sponsored ADR	1,246	11
Wisdom Marine Lines Co., Ltd.	2,118	6
Wistron Corp.	7,000	7
WT Microelectronics Co., Ltd.	707	2
Yuanta Financial Holding Co., Ltd.	24,400	22
		458

Thailand—0.3%
Advanced Info Service PCL	300	2
	Shares	Value

Thailand—continued
Airports of Thailand PCL Foreign Shares(5)	10,400	$ 20
Bangchak Corp. PCL Foreign Shares	3,000	3
BTS Group Holdings PCL Foreign Shares	72,000	20
Central Pattana PCL Foreign Shares	12,100	21
Central Retail Corp. PCL Foreign Shares	17,500	21
Kasikornbank PCL	400	2
Krung Thai Bank PCL	2,600	1
Minor International PCL Foreign Shares(5)	21,665	22
Thanachart Capital PCL Foreign Shares	4,000	5
		117

Turkey—0.0%
Dogus Otomotiv Servis ve Ticaret AS	909	4
Turkcell Iletisim Hizmetleri AS	2,677	4
Turkiye Garanti Bankasi AS	7,775	7
Turkiye Petrol Rafinerileri AS(5)	58	1
Yapi ve Kredi Bankasi AS	8,022	2
		18

United Kingdom—2.6%
3i Group plc	362	7
Airtel Africa plc	5,415	10
Alphawave IP Group plc(5)	1,409	3
Anglo American plc	640	33
AstraZeneca plc	26	3
Aviva plc	1,536	9
Barclays plc	4,113	8
BP plc	3,242	16
British Land Co. plc (The)	6,700	46
BT Group plc	3,246	8
Burberry Group plc	10	— (6)
Compass Group plc	2,221	48
Computacenter plc	119	5
Diageo plc	71	4
easyJet plc(5)	5,750	42
Endeavour Mining plc	198	5
Halfords Group plc	1,115	4
Hammerson plc	93,000	40
Hikma Pharmaceuticals plc	222	6
HSBC Holdings plc	3,204	22
Indivior plc(5)	1,808	7
InterContinental Hotels Group plc	750	51
Intertek Group plc	101	7
J D Wetherspoon plc(5)	4,100	42
J Sainsbury plc	3,512	12
JD Sports Fashion plc	1,580	3
Keller Group plc	524	6
See Notes to Financial Statements

AllianzGI Global Dynamic Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Shares	Value

United Kingdom—continued
Kingfisher plc	1,698	$ 6
Land Securities Group plc	4,700	48
Legal & General Group plc	785	3
Linde plc	116	37
M&G plc	1,864	5
Marks & Spencer Group plc(5)	16,900	34
Meggitt plc(5)	5,000	50
Melrose Industries plc	1,258	2
Micro Focus International plc	820	4
Mitchells & Butlers plc(5)	14,500	44
Next plc	500	39
Ortho Clinical Diagnostics Holdings plc(5)	188	3
Persimmon plc	160	4
Premier Foods plc	2,759	4
Reach plc	1,194	3
Rio Tinto plc	335	27
Rolls-Royce Holdings plc(5)	31,900	42
Shell plc	1,200	33
SSE plc	183	4
SSP Group plc(5)	13,400	40
Supermarket Income Reit plc	1,840	3
Virgin Money UK plc	1,098	2
Vodafone Group plc	5,688	9
WH Smith plc(5)	2,220	41
Whitbread plc(5)	1,200	45
Wizz Air Holdings plc(5)	900	34
		1,013

United States—33.5%
3M Co.	75	11
Abbott Laboratories	420	50
AbbVie, Inc.	202	33
ABM Industries, Inc.	132	6
Academy Sports & Outdoors, Inc.	155	6
Accenture plc Class A	126	42
ACCO Brands Corp.	539	4
Activision Blizzard, Inc.	281	23
Adobe, Inc. (5)	818	373
Aflac, Inc.	303	20
AGCO Corp.	40	6
Agilent Technologies, Inc.	167	22
AGNC Investment Corp.	852	11
Air Lease Corp. Class A	121	5
Air Products & Chemicals, Inc.	60	15
Akamai Technologies, Inc.(5)	158	19
Albertsons Cos., Inc. Class A	279	9
Align Technology, Inc.(5)	288	126
Allstate Corp. (The)	127	18
Ally Financial, Inc.	2,300	100
Alphabet, Inc. Class A(5)	101	281
Alphabet, Inc. Class C(5)	42	117
Amazon.com, Inc.(5)	174	567
	Shares	Value

United States—continued
Amdocs Ltd.	58	$ 5
AMERCO	11	7
American Electric Power Co., Inc.	161	16
American Equity Investment Life Holding Co.	159	6
American Express Co.	23	4
American Financial Group, Inc.	74	11
American Tower Corp.	280	70
American Water Works Co., Inc.	75	12
AMETEK, Inc.	25	3
Amgen, Inc.	101	24
Amphenol Corp. Class A	231	17
Analog Devices, Inc.	62	10
Anthem, Inc.	57	28
Apple, Inc.	1,841	321
Applied Materials, Inc.	794	105
ArcBest Corp.	52	4
Arrow Electronics, Inc.(5)	65	8
AT&T, Inc.	1,321	31
Automatic Data Processing, Inc.	141	32
AutoZone, Inc.(5)	9	18
Avery Dennison Corp.	12	2
Bank of America Corp.	1,182	49
Baxter International, Inc.	33	3
Beazer Homes USA, Inc.(5)	257	4
Berkley (W.R.) Corp.	66	4
Berkshire Hathaway, Inc. Class B(5)	43	15
Biogen, Inc.(5)	36	8
Bio-Rad Laboratories, Inc. Class A(5)	12	7
Black Knight, Inc.(5)	25	1
BlackRock, Inc. Class A	20	15
Block, Inc. Class A(5)	889	121
Boeing Co. (The)(5)	546	105
Booz Allen Hamilton Holding Corp. Class A	91	8
Bristol-Myers Squibb Co.	409	30
Broadcom, Inc.	52	33
CACI International, Inc. Class A(5)	12	4
California Resources Corp.	66	3
Camping World Holdings, Inc. Class A	112	3
Capital One Financial Corp.	714	94
Carlyle Group, Inc. (The)	56	3
Carrier Global Corp.	205	9
Casella Waste Systems, Inc. Class A(5)	38	3
Casey’s General Stores, Inc.	7	1
Catalent, Inc.(5)	866	96
Caterpillar, Inc.	553	123
CDW Corp.	19	3
	Shares	Value

United States—continued
Centene Corp.(5)	190	$ 16
Central Garden & Pet Co. Class A(5)	49	2
Century Communities, Inc.	62	3
Charles Schwab Corp. (The)	113	10
Chemed Corp.	9	5
Chevron Corp.	227	37
Chipotle Mexican Grill, Inc. Class A(5)	2	3
Church & Dwight Co., Inc.	73	7
Cigna Corp.	61	15
Cisco Systems, Inc.	591	33
Citigroup, Inc.	238	13
Citizens Financial Group, Inc.	228	10
CMS Energy Corp.	96	7
CNA Financial Corp.	101	5
Coca-Cola Co. (The)	713	44
Colgate-Palmolive Co.	220	17
Comcast Corp. Class A	166	8
Computer Programs & Systems, Inc.(5)	167	6
Conagra Brands, Inc.	207	7
Conduent, Inc.(5)	771	4
ConocoPhillips	187	19
Consolidated Edison, Inc.	83	8
Constellation Energy Corp.	117	7
Cooper Cos., Inc. (The)	368	154
Corning, Inc.	346	13
Costco Wholesale Corp.	92	53
Coterra Energy, Inc.	174	5
Crown Castle International Corp.	417	77
CSX Corp.	168	6
CubeSmart	88	5
Cummins, Inc.	48	10
CVS Health Corp.	388	39
Danaher Corp.	161	47
Deere & Co.	90	37
Dell Technologies, Inc. Class C(5)	87	4
Delta Air Lines, Inc.(5)	172	7
DENTSPLY SIRONA, Inc.	127	6
DiamondRock Hospitality Co.(5)	13,020	132
Digital Realty Trust, Inc.	405	57
Discover Financial Services	835	92
Dollar General Corp.	86	19
Domino’s Pizza, Inc.	13	5
Dover Corp.	108	17
Dow, Inc.	132	8
DR Horton, Inc.	108	8
Duke Energy Corp.	133	15
Duke Realty Corp.	1,040	60
eBay, Inc.	216	12
Edwards Lifesciences Corp.(5)	1,100	130
Electronic Arts, Inc.	61	8
See Notes to Financial Statements

AllianzGI Global Dynamic Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Shares	Value

United States—continued
Eli Lilly & Co.	217	$ 62
Emergent BioSolutions, Inc.(5)	145	6
Emerson Electric Co.	179	18
Encompass Health Corp.	81	6
Enova International, Inc.(5)	123	5
EPAM Systems, Inc.(5)	34	10
Equifax, Inc.	85	20
Equinix, Inc.	85	63
Estee Lauder Cos., Inc. (The) Class A	443	121
Ethan Allen Interiors, Inc.	152	4
Exelon Corp.	283	13
ExlService Holdings, Inc.(5)	34	5
Expedia Group, Inc.(5)	600	117
Expeditors International of Washington, Inc.	50	5
Extra Space Storage, Inc.	413	85
Exxon Mobil Corp.	392	32
FedEx Corp.	41	9
First NBC Bank Holding Co.(7)	1,041	—
FirstEnergy Corp.	152	7
Flowers Foods, Inc.	98	3
Foot Locker, Inc.	2,593	77
Franklin Electric Co., Inc.	48	4
Freeport-McMoRan, Inc.	300	15
Gaming & Leisure Properties, Inc.	1,600	75
Gartner, Inc.(5)	6	2
Genco Shipping & Trading Ltd.	316	7
Generac Holdings, Inc.(5)	36	11
General Electric Co.	193	18
General Mills, Inc.	162	11
General Motors Co.(5)	342	15
Genworth Financial, Inc. Class A(5)	1,059	4
Gilead Sciences, Inc.	347	21
Goodyear Tire & Rubber Co. (The)(5)	226	3
Gray Television, Inc.	233	5
Green Brick Partners, Inc.(5)	169	3
Griffon Corp.	141	3
HarborOne Bancorp, Inc.	205	3
Hartford Financial Services Group, Inc. (The)	234	17
Haverty Furniture Cos., Inc.	103	3
Hawaiian Electric Industries, Inc.	96	4
Heidrick & Struggles International, Inc.	173	7
Hershey Co. (The)	56	12
Hewlett Packard Enterprise Co.	752	13
Hologic, Inc.(5)	147	11
Home Depot, Inc. (The)	58	17
	Shares	Value

United States—continued
Honeywell International, Inc.	135	$ 26
Host Hotels & Resorts, Inc.	7,450	145
HP, Inc.	442	16
Humana, Inc.	32	14
IDACORP, Inc.	44	5
IDEX Corp.	36	7
IDEXX Laboratories, Inc.(5)	23	13
IES Holdings, Inc.(5)	89	4
Illinois Tool Works, Inc.	78	16
Incyte Corp.(5)	42	3
Intel Corp.	443	22
International Paper Co.	143	7
Intuit, Inc.	267	128
Intuitive Surgical, Inc.(5)	489	148
Jack Henry & Associates, Inc.	43	8
Jack in the Box, Inc.	63	6
John Wiley & Sons, Inc. Class A	83	4
Johnson & Johnson	404	72
JPMorgan Chase & Co.	345	47
Kearny Financial Corp.	154	2
Kellogg Co.	34	2
Keysight Technologies, Inc.(5)	88	14
Kinder Morgan, Inc.	394	7
KLA Corp.	34	12
Knight-Swift Transportation Holdings, Inc. Class A	129	7
Kraft Heinz Co. (The)	192	8
Kroger Co. (The)	512	29
Kulicke & Soffa Industries, Inc.	96	5
Laboratory Corp. of America Holdings(5)	38	10
Lam Research Corp.	28	15
Lennar Corp. Class A	101	8
Lennox International, Inc.	247	64
Lowe’s Cos., Inc.	108	22
Lumen Technologies, Inc.	872	10
Macy’s, Inc.	4,020	98
Marathon Petroleum Corp.	64	5
Maravai LifeSciences Holdings, Inc. Class A(5)	101	4
MarketAxess Holdings, Inc.	142	48
Marsh & McLennan Cos., Inc.	22	4
Marten Transport Ltd.	396	7
Mastercard, Inc. Class A	111	40
Matson, Inc.	53	6
Matthews International Corp. Class A	148	5
Maximus, Inc.	57	4
McDonald’s Corp.	218	54
Medtronic plc	174	19
Merchants Bancorp	227	6
	Shares	Value

United States—continued
Merck & Co., Inc.	826	$ 68
Meta Platforms, Inc. Class A(5)	205	46
Methode Electronics, Inc.	128	6
MetLife, Inc.	279	20
Mettler-Toledo International, Inc.(5)	8	11
Micron Technology, Inc.	168	13
Microsoft Corp.	2,175	671
Moderna, Inc.(5)	70	12
Molson Coors Beverage Co. Class B	197	11
Mondelez International, Inc. Class A	274	17
Monolithic Power Systems, Inc.	20	10
Moody’s Corp.	21	7
Mosaic Co. (The)	414	28
Motorola Solutions, Inc.	41	10
MSCI, Inc. Class A	328	165
MYR Group, Inc.(5)	66	6
NetApp, Inc.	176	15
Netflix, Inc.(5)	44	16
Newmont Corp.	521	41
NextEra Energy, Inc.	250	21
NIKE, Inc. Class B	1,065	143
Norfolk Southern Corp.	71	20
Northrop Grumman Corp.	11	5
Nucor Corp.	82	12
NVIDIA Corp.	334	91
Oaktree Specialty Lending Corp.	444	3
Old Republic International Corp.	155	4
OneMain Holdings, Inc. Class A	171	8
Oracle Corp.	299	25
O’Reilly Automotive, Inc.(5)	38	26
Organon & Co.	45	2
Otis Worldwide Corp.	211	16
Owens & Minor, Inc.	124	5
Owens Corning	76	7
Park Hotels & Resorts, Inc.	5,480	107
Paychex, Inc.	57	8
Paycom Software, Inc.(5)	8	3
PayPal Holdings, Inc.(5)	1,312	152
PepsiCo, Inc.	168	28
Pfizer, Inc.	865	45
Pool Corp.	459	194
Popular, Inc.	172	14
Portland General Electric Co.	94	5
Prestige Consumer Healthcare, Inc.(5)	77	4
Procter & Gamble Co. (The)	424	65
Prologis, Inc.	638	103
Prudential Financial, Inc.	152	18
Public Storage	236	92
See Notes to Financial Statements

AllianzGI Global Dynamic Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Shares	Value

United States—continued
PulteGroup, Inc.	251	$ 11
QCR Holdings, Inc.	33	2
Qorvo, Inc.(5)	58	7
QUALCOMM, Inc.	221	34
Quanta Services, Inc.	44	6
Quest Diagnostics, Inc.	56	8
Quidel Corp.(5)	23	3
Redwood Trust, Inc.	486	5
Regeneron Pharmaceuticals, Inc. Registered shares(5)	88	61
Reinsurance Group of America, Inc.	77	8
Rent-A-Center, Inc.	73	2
Republic Services, Inc. Class A	205	27
ResMed, Inc.	27	7
Rimini Street, Inc.(5)	893	5
Roku, Inc. Class A (5)	31	4
Roper Technologies, Inc.	363	171
Ross Stores, Inc.	52	5
Royal Caribbean Cruises Ltd.(5)	1,780	149
S&P Global, Inc.	857	352
Sally Beauty Holdings, Inc.(5)	5,630	88
Sanderson Farms, Inc.	9	2
SBA Communications, Corp. Class A	185	64
Schneider National, Inc. Class B	344	9
Schweitzer-Mauduit International, Inc.	135	4
Sempra Energy	78	13
Service Corp. International	49	3
Service Properties Trust	12,000	106
ServiceNow, Inc.(5)	41	23
Sherwin-Williams Co. (The)	291	73
Simon Property Group, Inc.	660	87
Sixth Street Specialty Lending, Inc.	180	4
Snap-on, Inc.	52	11
Southern Co. (The)	105	8
Southwest Airlines Co.(5)	3,160	145
STAG Industrial, Inc.	107	4
Standard Motor Products, Inc.	54	2
Star Group LP	577	6
Starbucks Corp.	280	25
Steel Dynamics, Inc.	287	24
Stewart Information Services Corp.	99	6
Sunstone Hotel Investors, Inc.(5)	10,760	127
Sylvamo Corp.(5)	16	1
Synchrony Financial	292	10
	Shares	Value

United States—continued
Synopsys, Inc.(5)	71	$ 24
Take-Two Interactive Software, Inc.(5)	23	4
Target Corp.	218	46
TCG BDC, Inc.	234	3
TEGNA, Inc.	363	8
Telephone & Data Systems, Inc.	257	5
Teradyne, Inc.	80	9
Tesla, Inc.(5)	26	28
Texas Instruments, Inc.	220	40
Thermo Fisher Scientific, Inc.	188	111
T-Mobile US, Inc.(5)	39	5
TransDigm Group, Inc.(5)	160	104
Trex Co., Inc.(5)	496	32
TripAdvisor, Inc.(5)	3,700	100
Tyler Technologies, Inc.(5)	316	141
Tyson Foods, Inc. Class A	132	12
U.S. Bancorp	364	19
Uber Technologies, Inc.(5)	2,500	89
Ultra Clean Holdings, Inc.(5)	104	4
United Natural Foods, Inc.(5)	26	1
United Therapeutics Corp.(5)	37	7
UnitedHealth Group, Inc.	292	149
Unum Group	172	5
Valmont Industries, Inc.	16	4
Veeva Systems, Inc. Class A(5)	77	16
VeriSign, Inc.(5)	71	16
Verizon Communications, Inc.	1,471	75
Vertex Pharmaceuticals, Inc.(5)	166	43
Viatris, Inc.	556	6
Virtu Financial, Inc. Class A	42	2
Visa, Inc. Class A	1,944	431
VMware, Inc. Class A	38	4
Vontier Corp.	94	2
Walgreens Boots Alliance, Inc.	333	15
Walmart, Inc.	424	63
Walt Disney Co. (The)(5)	37	5
Warner Music Group Corp. Class A	117	4
Waste Management, Inc.	174	28
Waters Corp.(5)	17	5
Waterstone Financial, Inc.	139	3
WEC Energy Group, Inc.	235	23
West Pharmaceutical Services, Inc.	62	25
Westrock Co.	241	11
Whirlpool Corp.	39	7
Xcel Energy, Inc.	103	7
Xerox Holdings Corp.	429	9
	Shares	Value

United States—continued
Yelp, Inc. Class A(5)	2,970	$ 101
Yum! Brands, Inc.	76	9
Zebra Technologies Corp. Class A(5)	16	7
Zoetis, Inc. Class A	812	153
Zoom Video Communications, Inc. Class A(5)	32	4
		12,948
Total Common Stocks (Identified Cost $21,597)		24,620

Warrants—0.0%
Bermuda—0.0%
Valaris Ltd.(5)	5	— (6)
Canada—0.0%
Cenovus Energy, Inc.(5)	65	1
Thailand—0.0%
BTS Group Holdings PCL(5)	20,000	— (6)
BTS Group Holdings PCL(5)	40,000	1
BTS Group Holdings PCL(5)	80,000	1
		2

Total Warrants (Identified Cost $—)(6)		3

Purchased Options—0.2%
(See open purchased options schedule)
Total Purchased Options (Premiums paid $35)		90

Total Long-Term Investments—84.9% (Identified Cost $30,281)		32,831

See Notes to Financial Statements

AllianzGI Global Dynamic Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Shares	Value
Short-Term Investment—10.0%
Money Market Mutual Fund—10.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)	3,852,403	$ 3,852
Total Short-Term Investment (Identified Cost $3,852)		3,852

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—94.9% (Identified Cost $34,133)		36,683

Written Options—(0.1)%
(See open written options schedule)
Total Written Options (Premiums received $20)		(53)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—94.8% (Identified Cost $34,113)		$36,630
Other assets and liabilities, net—5.2%		2,015
NET ASSETS—100.0%		$38,645

Abbreviations:
ADR	American Depositary Receipt
CDX.NA.HY	Credit Default Swap North American High Yield
GDR	Global Depositary Receipt
GS	Goldman Sachs & Co.
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
Footnote Legend:
(1)	All or a portion of the security is segregated as collateral for open swap contracts.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, these securities amounted to a value of $1,809 or 4.7% of net assets.
(3)	No contractual maturity date.
(4)	Variable rate security. Rate disclosed is as of March 31, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	Non-income producing.
(6)	Amount is less than $500.
(7)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

Counterparties:
ICE	Intercontinental Exchange
Country Weightings†
United States	66%
Japan	5
Netherlands	3
United Kingdom	3
France	2
Germany	2
Switzerland	2
Other	17
Total	100%
† % of total investments, net of written options, as of March 31, 2022.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

AllianzGI Global Dynamic Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
Open Purchased Options contracts as of March 31, 2022 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Option(2)
S&P 500® Index	15	$6,900	$4,600.00	06/17/22	$90
Total Purchased Options					$90

Open Written Options contracts as of March 31, 2022 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Option(2)
S&P 500® Index	(15)	$(7,050)	$4,700.00	06/17/22	$(53)
Total Written Options					$(53)

Footnote Legend:
(1)	Strike price not reported in thousands.
(2)	Exchange-traded options.

Exchange-Traded Futures contracts as of March 31, 2022 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized (Depreciation)
Long Contracts:
5 Year U.S. Treasury Note Future	June 2022	75	$ 8,601	$—	$ (66)
10 Year U.S. Treasury Note Future	June 2022	35	4,300	—	(35)
30 Year U.S. Treasury Bond Future	June 2022	3	450	7	—
Euro Stoxx Bank Future	June 2022	150	728	—	(12)
MSCI Emerging Market Index Future	June 2022	14	788	16	—
U.S. Ultra Bond Future	June 2022	1	177	—	— (1)
				$23	$(113)
Short Contracts:
10 Year Ultra Bond Future	June 2022	(37)	(5,012)	—	(16)
Euro Stoxx 50 Future	June 2022	(32)	(1,353)	—	(64)
Nikkei 225 Stock Average Future	June 2022	(3)	(414)	—	(40)
				—	(120)
Total				$23	$(233)
Footnote Legend:
(1)Amount is less than $500.

Centrally cleared credit default swaps - buy protection(1) outstanding as of March 31, 2022 were as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
CDX.NA.HY.38	Quarterly	ICE	5.000%	06/20/27	$(430)	$ (23)	$ (24)	$ 1	$ —
Conagra Brands, Inc. Senior	Quarterly	ICE	1.000%	06/20/27	(50)	(—) (3)	— (3)	—	— (3)
Darden Restaurants, Inc. Senior	Quarterly	ICE	1.000%	06/20/27	(50)	(1)	— (3)	—	(1)
International Business Machines Corp. Senior	Quarterly	ICE	1.000%	06/20/27	(245)	(7)	(6)	—	(1)
Sherwin-Williams Co. Senior	Quarterly	ICE	1.000%	06/20/27	(50)	(—) (3)	— (3)	—	— (3)
Southwest Airlines Co. Senior	Quarterly	ICE	1.000%	06/20/27	(84)	1	1	—	— (3)
Total						$ (30)	$ (29)	$ 1	$ (2)

See Notes to Financial Statements

AllianzGI Global Dynamic Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
Centrally cleared credit default swaps - sell protection(4) outstanding as of March 31, 2022 was as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
Paramount Global Senior	Quarterly	ICE	1.000%	12/20/26	$95	$— (3)	$(1)	$1	$—
Total						$— (3)	$(1)	$1	$—

Footnote Legend:
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index; or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	Amount is less than $500.
(4)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index; or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

Over-the-counter variance swaps outstanding as of March 31, 2022 were as follows:
Referenced Entity	Pay/Receive Volatility	Volatility Strike	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
S&P 500® Index Intraday	Pay	29.10%	Maturity	Goldman Sachs & Co.	05/20/22	$5	$30	$—	$30	$—
Total							$30	$—	$30	$—
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$ 7,749	$ —	$ 7,749	$—
U.S. Government Securities	295	—	295	—
Equity Securities:
Common Stocks	24,620	14,427	10,193	— (1)
Preferred Stocks	74	46	28	—
Warrants	3	3	—	—
Money Market Mutual Fund	3,852	3,852	—	—
Other Financial Instruments:
Purchased Options	90	90	—	—
Futures Contracts	23	23	—	—
Over-the-Counter Variance Swaps	30	—	30	—
Centrally Cleared Credit Default Swap	1	—	1	—
Total Investments, before Written Options	36,737	18,441	18,296	— (1)
Liabilities:
Other Financial Instruments:
Written Options	(53)	(53)	—	—
Futures Contracts	(233)	(233)	—	—
Centrally Cleared Credit Default Swap	(31)	—	(31)	—
Total Liabilities	(317)	(286)	(31)	—
Total Investments, Net of Written Options	$36,420	$18,155	$18,265	$— (1)
See Notes to Financial Statements

AllianzGI Global Dynamic Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at March 31, 2022.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2022.
See Notes to Financial Statements

AllianzGI Global Sustainability Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—96.2%
Australia—2.2%
CSL Ltd.	13,725	$ 2,740
Denmark—1.2%
Novo Nordisk A/S Class B	12,834	1,423
Finland—3.7%
Stora Enso Oyj Class R	226,440	4,442
France—1.1%
Kering S.A.	2,053	1,296
Germany—4.8%
adidas AG	8,372	1,951
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered Shares	8,346	2,231
SAP SE	14,573	1,615
		5,797

Ireland—2.0%
Kingspan Group plc	24,465	2,391
Japan—3.9%
Daikin Industries Ltd.	14,400	2,615
Keyence Corp.	4,500	2,087
		4,702

Netherlands—2.3%
ASML Holding N.V.	4,284	2,863
Norway—0.9%
Norsk Hydro ASA	114,893	1,116
South Korea—1.5%
Samsung Electronics Co., Ltd. Registered Shares GDR	1,267	1,786
Spain—1.4%
Industria de Diseno Textil S.A.	76,016	1,658
Sweden—5.7%
Assa Abloy AB Class B	92,325	2,482
Atlas Copco AB Class A	40,760	2,116
Sandvik AB	53,065	1,127
SSAB AB Class A(1)	166,081	1,154
		6,879

	Shares	Value

Switzerland—5.3%
Nestle S.A. Registered Shares	16,533	$ 2,150
Roche Holding AG	7,413	2,933
UBS Group AG Registered Shares	67,091	1,311
		6,394

United Kingdom—9.7%
AstraZeneca plc	21,453	2,845
Linde plc	3,937	1,258
Prudential plc	94,390	1,393
Shell plc	149,992	4,111
Tate & Lyle plc	67,845	650
Unilever plc	32,611	1,481
		11,738

United States—50.5%
AbbVie, Inc.	14,898	2,415
Accenture plc Class A	10,580	3,568
Adobe, Inc. (1)	7,010	3,194
Agilent Technologies, Inc.	13,165	1,742
American Express Co.	20,523	3,838
Apple, Inc.	25,600	4,470
Applied Materials, Inc.	29,373	3,871
Avantor, Inc.(1)	101,399	3,429
CME Group, Inc. Class A	8,025	1,909
Estee Lauder Cos., Inc. (The) Class A	8,280	2,255
International Flavors & Fragrances, Inc.	7,227	949
Intuit, Inc.	9,863	4,742
Johnson & Johnson	8,264	1,465
Microsoft Corp.	15,605	4,811
PayPal Holdings, Inc.(1)	19,405	2,244
S&P Global, Inc.	9,654	3,960
UnitedHealth Group, Inc.	11,324	5,775
Visa, Inc. Class A	24,468	5,426
Xylem, Inc.	10,703	913
		60,976
Total Common Stocks (Identified Cost $90,367)		116,201
Total Long-Term Investments—96.2% (Identified Cost $90,367)		116,201
	Shares	Value
Short-Term Investment—3.3%
Money Market Mutual Fund—3.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(2)	3,940,690	$ 3,941
Total Short-Term Investment (Identified Cost $3,941)		3,941
TOTAL INVESTMENTS—99.5% (Identified Cost $94,308)		$120,142
Other assets and liabilities, net—0.5%		581
NET ASSETS—100.0%		$120,723

Abbreviations:
GDR	Global Depositary Receipt
S&P	Standard & Poor’s

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	54%
United Kingdom	10
Sweden	6
Switzerland	5
Germany	5
Japan	4
Finland	4
Other	12
Total	100%
† % of total investments as of March 31, 2022.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

AllianzGI Global Sustainability Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$116,201	$62,234	$53,967
Money Market Mutual Fund	3,941	3,941	—
Total Investments	$120,142	$66,175	$53,967
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2022.
There were no transfers into or out of Level 3 related to securities held at March 31, 2022.
See Notes to Financial Statements

AllianzGI High Yield Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—89.1%
Advertising—1.1%
Clear Channel Outdoor Holdings, Inc.
144A 7.750%, 4/15/28(1)	$ 185	$ 186
144A 7.500%, 6/1/29(1)	350	349
		535

Aerospace & Defense—0.8%
Triumph Group, Inc. 144A 8.875%, 6/1/24(1)	389	411
Airlines—1.2%
American Airlines, Inc. 144A 11.750%, 7/15/25(1)	285	332
Delta Air Lines, Inc. 7.375%, 1/15/26	265	288
		620

Auto Components—2.4%
American Axle & Manufacturing, Inc. 6.500%, 4/1/27	305	302
Clarios Global LP 144A 8.500%, 5/15/27(1)	335	347
Goodyear Tire & Rubber Co. (The)
9.500%, 5/31/25	220	233
144A 5.250%, 7/15/31(1)	145	134
Tenneco, Inc. 144A 7.875%, 1/15/29(1)	150	158
		1,174

Auto Manufacturers—1.2%
Ford Motor Co. 9.625%, 4/22/30	475	619
Building Materials—2.7%
Builders FirstSource, Inc. 144A 5.000%, 3/1/30(1)	230	226
Griffon Corp. 5.750%, 3/1/28	430	414
Koppers, Inc. 144A 6.000%, 2/15/25(1)	250	245
MIWD Holdco II LLC 144A 5.500%, 2/1/30(1)	185	173
Summit Materials LLC 144A 5.250%, 1/15/29(1)	285	281
		1,339

Chemicals—1.7%
Chemours Co. (The) 144A 5.750%, 11/15/28(1)	235	228
Tronox, Inc. 144A 4.625%, 3/15/29(1)	345	323
	Par Value	Value

Chemicals—continued
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	$ 325	$ 304
		855

Commercial Services—3.8%
ADT Security Corp. (The) 144A 4.125%, 8/1/29(1)	245	227
Avis Budget Car Rental LLC 144A 5.375%, 3/1/29(1)	285	281
Deluxe Corp. 144A 8.000%, 6/1/29(1)	380	386
Hertz Corp. (The) 144A 5.000%, 12/1/29(1)	330	299
NESCO Holdings II, Inc. 144A 5.500%, 4/15/29(1)	365	358
United Rentals North America, Inc. 5.250%, 1/15/30	315	325
		1,876

Computers—1.6%
Condor Merger Sub, Inc. 144A 7.375%, 2/15/30(1)	320	307
NCR Corp.
144A 5.125%, 4/15/29(1)	355	341
144A 6.125%, 9/1/29(1)	125	126
		774

Containers & Packaging—2.1%
Berry Global, Inc. 144A 5.625%, 7/15/27(1)	350	354
Owens-Brockway Glass Container, Inc. 144A 6.625%, 5/13/27(1)	360	357
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(1)	350	348
		1,059

Cosmetics & Personal Care—0.7%
Coty, Inc. 144A 6.500%, 4/15/26(1)	350	348
Diversified Financial Services—2.9%
Nationstar Mortgage Holdings, Inc.
144A 5.500%, 8/15/28(1)	295	283
144A 5.750%, 11/15/31(1)	170	162
Navient Corp.
6.750%, 6/15/26	395	403
4.875%, 3/15/28	165	152
OneMain Finance Corp. 6.625%, 1/15/28	440	461
		1,461

	Par Value	Value

Electronic Equipment, Instruments & Components—1.0%
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)	$ 445	$ 473
Electronics—0.7%
II-VI, Inc. 144A 5.000%, 12/15/29(1)	365	357
Entertainment—5.7%
Caesars Entertainment, Inc. 144A 8.125%, 7/1/27(1)	785	841
CDI Escrow Issuer, Inc. 144A 5.750%, 4/1/30(1)	240	242
Cedar Fair LP 5.375%, 4/15/27	230	228
International Game Technology plc 144A 6.250%, 1/15/27(1)	300	316
Lions Gate Capital Holdings LLC 144A 5.500%, 4/15/29(1)	370	357
Live Nation Entertainment, Inc. 144A 4.750%, 10/15/27(1)	480	468
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)	405	386
		2,838

Environmental Services—0.8%
GFL Environmental, Inc. 144A 4.750%, 6/15/29(1)	395	376
Equity Real Estate Investment Trusts (REITs)—2.0%
Iron Mountain, Inc. 144A 5.250%, 7/15/30(1)	390	382
Park Intermediate Holdings LLC 144A 4.875%, 5/15/29(1)	340	319
Service Properties Trust 7.500%, 9/15/25	285	299
		1,000

Food & Beverage—3.1%
Performance Food Group, Inc. 144A 5.500%, 10/15/27(1)	300	299
Post Holdings, Inc. 144A 5.500%, 12/15/29(1)	495	476
Simmons Foods, Inc. 144A 4.625%, 3/1/29(1)	360	337
Triton Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	125	107
See Notes to Financial Statements

AllianzGI High Yield Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Food & Beverage—continued
US Foods, Inc. 144A 4.750%, 2/15/29(1)	$ 325	$ 310
		1,529

Food Service—0.5%
Aramark Services, Inc. 144A 5.000%, 2/1/28(1)	250	242
Healthcare-Products—0.7%
Mozart Debt Merger Sub, Inc. 144A 5.250%, 10/1/29(1)	390	363
Healthcare-Services—3.2%
Community Health Systems, Inc.
144A 6.000%, 1/15/29(1)	315	318
144A 6.875%, 4/15/29(1)	265	260
Select Medical Corp. 144A 6.250%, 8/15/26(1)	345	357
Tenet Healthcare Corp. 144A 6.125%, 10/1/28(1)	655	666
		1,601

Home Builders—1.2%
Picasso Finance Sub, Inc. 144A 6.125%, 6/15/25(1)	360	366
Taylor Morrison Communities, Inc. 144A 5.750%, 1/15/28(1)	225	232
		598

Internet—2.2%
Match Group Holdings II LLC 144A 5.000%, 12/15/27(1)	365	363
Uber Technologies, Inc.
144A 7.500%, 9/15/27(1)	445	474
144A 6.250%, 1/15/28(1)	230	238
		1,075

Investment Companies—0.7%
Compass Group Diversified Holdings LLC 144A 5.250%, 4/15/29(1)	390	367
Iron & Steel—1.1%
Cleveland-Cliffs, Inc.
5.875%, 6/1/27	300	308
144A 6.750%, 3/15/26(1)	225	236
		544

Leisure Time—3.6%
Carnival Corp.
144A 10.500%, 2/1/26(1)	440	490
144A 6.000%, 5/1/29(1)	260	245
NCL Corp., Ltd. 144A 7.750%, 2/15/29(1)	310	312
	Par Value	Value

Leisure Time—continued
Royal Caribbean Cruises Ltd.
144A 11.500%, 6/1/25(1)	$ 589	$ 647
144A 5.500%, 4/1/28(1)	130	124
		1,818

Lodging—1.5%
Boyd Gaming Corp. 144A 8.625%, 6/1/25(1)	214	225
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)	310	296
MGM Resorts International 4.750%, 10/15/28	245	237
		758

Machinery-Construction & Mining—0.6%
Terex Corp. 144A 5.000%, 5/15/29(1)	325	311
Media—8.8%
CCO Holdings LLC
4.500%, 5/1/32	265	242
144A 5.375%, 6/1/29(1)	500	500
CSC Holdings LLC 144A 7.500%, 4/1/28(1)	510	501
Directv Financing LLC 144A 5.875%, 8/15/27(1)	400	394
DISH DBS Corp. 7.375%, 7/1/28	505	478
Gray Escrow II, Inc. 144A 5.375%, 11/15/31(1)	245	234
Gray Television, Inc. 144A 4.750%, 10/15/30(1)	315	293
iHeartCommunications, Inc. 8.375%, 5/1/27	325	336
Nexstar Media, Inc. 144A 5.625%, 7/15/27(1)	260	263
Scripps Escrow II, Inc. 144A 5.375%, 1/15/31(1)	450	431
TEGNA, Inc. 5.000%, 9/15/29	335	336
Virgin Media Secured Finance plc 144A 5.500%, 5/15/29(1)	365	362
		4,370

Metal Fabricate/Hardware—0.2%
Park-Ohio Industries, Inc. 6.625%, 4/15/27	105	88
Mining—0.9%
Hudbay Minerals, Inc. 144A 6.125%, 4/1/29(1)	230	237
Joseph T Ryerson & Son, Inc. 144A 8.500%, 8/1/28(1)	208	225
		462

	Par Value	Value

Oil, Gas & Consumable Fuels—9.4%
Antero Resources Corp.
144A 7.625%, 2/1/29(1)	$ 324	$ 350
144A 5.375%, 3/1/30(1)	175	179
Callon Petroleum Co. 144A 8.000%, 8/1/28(1)	440	464
CITGO Petroleum Corp. 144A 6.375%, 6/15/26(1)	355	357
CNX Resources Corp. 144A 7.250%, 3/14/27(1)	405	429
Comstock Resources, Inc. 144A 6.750%, 3/1/29(1)	475	490
Occidental Petroleum Corp.
8.875%, 7/15/30	150	192
6.625%, 9/1/30	380	436
Range Resources Corp. 144A 4.750%, 2/15/30(1)	305	303
SM Energy Co. 6.500%, 7/15/28	360	372
Southwestern Energy Co. 5.375%, 3/15/30	325	330
Sunoco LP 5.875%, 3/15/28	235	237
USA Compression Partners LP 6.875%, 9/1/27	245	246
Weatherford International Ltd. 144A 8.625%, 4/30/30(1)	325	330
		4,715

Paper & Forest Products—0.7%
Mercer International, Inc. 5.125%, 2/1/29	370	357
Pharmaceuticals—4.3%
Bausch Health Americas, Inc. 144A 8.500%, 1/31/27(1)	500	499
Bausch Health Cos., Inc. 144A 7.250%, 5/30/29(1)	365	311
Horizon Therapeutics USA, Inc. 144A 5.500%, 8/1/27(1)	325	333
Jazz Securities DAC 144A 4.375%, 1/15/29(1)	345	334
Organon & Co. 144A 5.125%, 4/30/31(1)	405	391
Prestige Brands, Inc. 144A 5.125%, 1/15/28(1)	295	293
		2,161

Pipelines—3.1%
Antero Midstream Partners LP 144A 5.375%, 6/15/29(1)	325	325
Crestwood Midstream Partners LP 144A 6.000%, 2/1/29(1)	395	393
See Notes to Financial Statements

AllianzGI High Yield Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Pipelines—continued
EQM Midstream Partners LP 144A 6.500%, 7/1/27(1)	$ 220	$ 230
NGL Energy Operating LLC 144A 7.500%, 2/1/26(1)	405	398
NuStar Logistics LP 6.375%, 10/1/30	205	208
		1,554

Real Estate—0.7%
Kennedy-Wilson, Inc. 5.000%, 3/1/31	370	355
Retail—2.6%
Asbury Automotive Group, Inc.
144A 4.625%, 11/15/29(1)	170	158
144A 5.000%, 2/15/32(1)	170	158
Bath & Body Works, Inc. 144A 6.625%, 10/1/30(1)	295	310
Macy’s Retail Holdings LLC
144A 5.875%, 3/15/30(1)	150	148
144A 6.125%, 3/15/32(1)	235	232
New Red Finance, Inc. 144A 4.000%, 10/15/30(1)	345	311
		1,317

Semiconductors—0.5%
Amkor Technology, Inc. 144A 6.625%, 9/15/27(1)	245	253
Software—1.9%
Clarivate Science Holdings Corp. 144A 4.875%, 7/1/29(1)	340	320
Consensus Cloud Solutions, Inc. 144A 6.500%, 10/15/28(1)	305	303
SS&C Technologies, Inc. 144A 5.500%, 9/30/27(1)	320	322
		945

Telecommunications—4.3%
Avaya, Inc. 144A 6.125%, 9/15/28(1)	245	242
	Par Value	Value

Telecommunications—continued
CommScope, Inc. 144A 8.250%, 3/1/27(1)	$ 395	$ 384
Frontier Communications Holdings LLC
144A 5.000%, 5/1/28(1)	300	288
144A 6.000%, 1/15/30(1)	240	222
Hughes Satellite Systems Corp. 6.625%, 8/1/26	365	378
LogMeIn, Inc. 144A 5.500%, 9/1/27(1)	300	280
Lumen Technologies, Inc. 144A 5.375%, 6/15/29(1)	380	339
		2,133

Transportation—0.9%
Fortress Transportation & Infrastructure Investors LLC
144A 9.750%, 8/1/27(1)	300	313
144A 5.500%, 5/1/28(1)	170	155
		468
Total Corporate Bonds and Notes (Identified Cost $45,056)		44,499

	Shares
Preferred Stock—3.8%
Entertainment—3.8%
LiveStyle, Inc. Series B (2)(3)(4)(5)(6)	18,941	1,894
Total Preferred Stock (Identified Cost $1,857)		1,894
Common Stocks—1.9%
Banks—1.8%
CCF Holdings LLC(4)(5)	1,570,753	738
CCF Holdings LLC Class M(4)(5)	293,320	138
		876

	Shares	Value

Consumer Finance—0.1%
Erickson, Inc.(4)(5)	2,675	$ 66
Entertainment—0.0%
LiveStyle, Inc.(2)(3)(4)(5)(6)	67,983	— (7)
Total Common Stocks (Identified Cost $4,792)		942
Warrants—0.2%
Banks—0.2%
CCF Holdings LLC(4)(5)	485,227	126
Media—0.0%
Affinion Group Holdings(4)(5)(6)	3,898	—
Total Warrants (Identified Cost $770)		126
Total Long-Term Investments—95.0% (Identified Cost $52,475)		47,461
Short-Term Investment—5.8%
Money Market Mutual Fund—5.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(8)	2,866,242	2,866
Total Short-Term Investment (Identified Cost $2,866)		2,866
TOTAL INVESTMENTS—100.8% (Identified Cost $55,341)		$50,327
Other assets and liabilities, net—(0.8)%		(378)
NET ASSETS—100.0%		$49,949

Abbreviations:
EV	Enterprise Value
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust

For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

AllianzGI High Yield Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, these securities amounted to a value of $35,639 or 71.4% of net assets.
(2)	During the reporting period, a member of the Fund’s portfolio management team was a member of the board of directors of LiveStyle, Inc. As of the reporting period end, this is no longer the case.
(3)	Affiliated Investment. See Note 4H in Notes to Financial Statements.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Non-income producing.
(6)	All or a portion of the security is restricted.
(7)	Amount is less than $500.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Country Weightings†
United States	91%
Canada	2
Liberia	2
Panama	1
United Kingdom	1
Bermuda	1
Netherlands	1
Other	1
Total	100%
† % of total investments as of March 31, 2022.
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$44,499	$ —	$44,499	$ —
Equity Securities:
Common Stocks	942	—	—	942
Preferred Stock	1,894	—	—	1,894
Warrants	126	—	—	126 (1)
Money Market Mutual Fund	2,866	2,866	—	—
Total Investments	$50,327	$2,866	$44,499	$2,962 (1)

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at March 31, 2022.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Financial Statements

AllianzGI High Yield Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Common Stocks	Preferred Stocks	Warrants
Investments in Securities
Balance as of September 30, 2021:	$ 3,539	$ 1,417	$ 1,894	$ 228(a)
Sales	— (c)	—	—	— (c)
Change in unrealized appreciation (depreciation)(b)	(577)	(475)	—	(102)
Balance as of March 31, 2022	$ 2,962	$ 942	$ 1,894	$ 126 (a)
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The change in unrealized appreciation (depreciation) on investments still held at March 31, 2022, was $(577).
(c) Amount is less than $500.
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at March 31, 2022:
Investments in Securities – Assets	Ending Balance at March 31, 2022	Valuation Technique Used	Unobservable Inputs	Input Values
Preferred Stock:
LiveStyle, Inc. Series B	$1,894	Market and Company Comparables	EV Multiples	2.84x (0.25x - 7.60x)
			Illiquidity Discount	-20% - 30%

Common Stocks:
CCF Holdings LLC	$ 738	Market and Company Comparables	EV Multiples	1.23x (0.55x - 1.91x) 0.65x (0.33x - 0.91x)
			Illiquidity Discount	20%

CCF Holdings LLC Class M	$ 138	Market and Company Comparables	EV Multiples	1.23x (0.55x - 1.91x) 0.65x (0.33x - 0.91x)
			Illiquidity Discount	20%

Erickson, Inc.	$ 66	Market and Company Comparables	EV Multiples	1.13x (0.82x - 2.59x) 11.32x (8.84x - 16.05x) 1.00x (0.56x - 1.70x)
			M&A Transaction Multiples	0.96x (0.41x - 1.96x)
			Illiquidity Discount	20%

LiveStyle, Inc.	$ —(1)	Market and Company Comparables	EV Multiples	2.84x (0.25x - 7.60x)
			Illiquidity Discount	-20% - 30%

Warrants:
CCF Holdings LLC	$ 126	Market and Company Comparables	EV Multiples	1.23x (0.55x - 1.91x) 0.65x (0.33x - 0.91x)
			Illiquidity Discount	20%
		Black-Scholes Model	Volatility	55.55%

(1) Amount is less than $500.
See Notes to Financial Statements

AllianzGI International Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Shares	Value
Preferred Stock—1.1%
Germany—1.1%
Jungheinrich AG, 1.070%	23,096	$ 669
Total Preferred Stock (Identified Cost $502)		669

Common Stocks—90.7%
Australia—3.4%
ALS Ltd.	60,818	604
Ansell Ltd.	22,474	431
Domino’s Pizza Enterprises Ltd.	6,566	427
IGO Ltd.	23,704	248
PolyNovo Ltd.(1)	88,222	72
Pro Medicus Ltd.	2,826	102
Star Entertainment Group Ltd. (The)(1)	110,014	266
		2,150

Austria—1.2%
Wienerberger AG	25,297	764
Cayman Islands—3.2%
Alchip Technologies Ltd.	27,000	1,020
Legend Biotech Corp. ADR(1)	8,576	312
LK Technology Holdings Ltd.	272,500	406
Uni-President China Holdings Ltd.	339,000	294
		2,032

Denmark—1.4%
Ambu A/S Class B	24,179	356
SimCorp A/S	6,930	508
		864

Finland—3.0%
Huhtamaki Oyj	22,293	776
Kojamo Oyj	45,039	1,082
		1,858

France—6.5%
Elis S.A.(1)	50,907	750
Nexity S.A.	18,376	647
SCOR SE	28,381	913
SOITEC (1)	5,035	944
SPIE S.A.	35,352	836
		4,090

Germany—6.6%
Bechtle AG	14,851	836
CANCOM SE	16,370	1,020
Deutsche Pfandbriefbank AG	21,023	255
Evotec SE(1)	27,500	828
Jenoptik AG	21,760	655
	Shares	Value

Germany—continued
Scout24 SE	9,699	$ 553
		4,147

Hong Kong—1.9%
Chervon Holdings Ltd.(1)	19,600	135
Tam Jai International Co., Ltd.(1)	442,000	149
Techtronic Industries Co., Ltd.	19,000	304
VTech Holdings Ltd.	82,600	600
		1,188

Ireland—2.4%
Dalata Hotel Group plc(1)	193,215	847
Grafton Group plc UTS	53,483	684
		1,531

Italy—1.7%
ERG SpA	33,066	1,097
Japan—25.3%
Asahi Intecc Co., Ltd.	32,200	628
Cosmo Energy Holdings Co., Ltd.	14,700	315
Dai Nippon Printing Co., Ltd.	43,900	1,029
Ebara Corp.	8,000	444
Fuji Electric Co., Ltd.	24,400	1,216
Fujikura Ltd.(1)	63,600	322
Hitachi Zosen Corp.	81,100	492
Jeol Ltd.	13,200	730
Marui Group Co., Ltd.	23,400	428
Mitsubishi HC Capital, Inc.	142,800	664
Mitsui Mining & Smelting Co., Ltd.	14,300	391
Nagoya Railroad Co., Ltd.	46,500	823
Nikon Corp.	55,000	587
Nippon Shinyaku Co., Ltd.	12,100	823
NOF Corp.	8,900	364
Shimamura Co., Ltd.	9,700	862
Ship Healthcare Holdings, Inc.	23,700	384
Sojitz Corp.	75,720	1,245
T&D Holdings, Inc.	40,200	546
TechMatrix Corp.	61,200	1,065
Tess Holdings Co., Ltd.	33,700	431
Tokyu Fudosan Holdings Corp.	206,700	1,134
Toyo Suisan Kaisha Ltd.	4,100	147
ValueCommerce Co., Ltd.	11,000	332
Zeon Corp.	50,800	564
		15,966

Luxembourg—1.1%
APERAM S.A.	15,907	703
Netherlands—2.5%
ASM International N.V.	1,557	567
	Shares	Value

Netherlands—continued
ASR Nederland N.V.	21,025	$ 981
		1,548

New Zealand—0.3%
Eroad Ltd.(1)	61,914	191
Norway—3.3%
Elkem ASA(1)	268,196	1,144
Storebrand ASA	90,565	906
		2,050

South Korea—1.0%
Koh Young Technology, Inc.	41,400	643
Sweden—2.6%
AAK AB	49,436	916
BioGaia AB Class B	1,568	93
Elekta AB Class B	82,324	648
		1,657

Switzerland—4.4%
Bystronic AG	751	774
Georg Fischer AG Registered Shares	625	747
Interroll Holding AG Registered Shares	230	758
Zur Rose Group AG(1)	3,444	505
		2,784

Taiwan—4.5%
ASMedia Technology, Inc.	21,000	1,403
Kinsus Interconnect Technology Corp.	29,000	193
Unimicron Technology Corp.	149,000	1,270
		2,866

Thailand—0.5%
Asiasoft Corp. PCL Foreign Shares	402,700	294
United Kingdom—13.9%
Auto Trader Group plc	103,329	853
Drax Group plc	90,277	928
Genus plc	19,513	719
HomeServe plc	90,819	1,002
Howden Joinery Group plc	67,373	675
Intermediate Capital Group plc	30,192	701
Moneysupermarket.com Group plc	337,134	839
Rotork plc	153,007	652
Spectris plc	24,243	822
Tate & Lyle plc	85,903	823
See Notes to Financial Statements

AllianzGI International Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Shares	Value

United Kingdom—continued
Weir Group plc (The)	34,566	$ 738
		8,752

Total Common Stocks (Identified Cost $50,785)		57,175

Total Long-Term Investments—91.8% (Identified Cost $51,287)		57,844

	Shares	Value
Short-Term Investment—5.2%
Money Market Mutual Fund—5.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(2)	3,298,593	$ 3,299
Total Short-Term Investment (Identified Cost $3,299)		3,299

TOTAL INVESTMENTS—97.0% (Identified Cost $54,586)		$61,143
Other assets and liabilities, net—3.0%		1,865
NET ASSETS—100.0%		$63,008

Abbreviations:
ADR	American Depositary Receipt
UTS	Unit Trust Shares
Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
Japan	26%
United Kingdom	14
Germany	8
France	7
United States	5
Taiwan	5
Switzerland	5
Other	30
Total	100%
† % of total investments as of March 31, 2022.
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$57,175	$ 606	$56,569
Preferred Stock	669	—	669
Money Market Mutual Fund	3,299	3,299	—
Total Investments	$61,143	$3,905	$57,238
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2022.
There were no transfers into or out of Level 3 related to securities held at March 31, 2022.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

AllianzGI Preferred Securities and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Par Value	Value
U.S. Government Security—1.3%
U.S. Treasury Notes 1.750%, 6/15/22(1)(2)	$ 500	$ 501
Total U.S. Government Security (Identified Cost $503)		501

Corporate Bonds and Notes—66.8%
Communications—7.2%
Paramount Global
6.250%, 2/28/57	730	736
6.375%, 3/30/62	750	757
Vodafone Group plc 5.125%, 6/4/81	420	370
Walt Disney Co. (The) 7.300%, 4/30/28	725	876
		2,739

Consumer, Cyclical—6.2%
Delta Air Lines, Inc. 144A 7.000%, 5/1/25(3)	1,705	1,826
General Motors Financial Co., Inc. Series C 5.700%(4)	200	210
United Airlines, Inc. 144A 4.625%, 4/15/29(3)	350	333
		2,369

Energy—9.8%
DCP Midstream LP Series A 7.375%(4)	675	648
Enbridge, Inc. 6.250%, 3/1/78	675	699
Energy Transfer LP Series G 7.125%(4)	470	458
MPLX LP Series B 6.875%(4)	550	539
Murphy Oil Corp. 6.375%, 7/15/28	340	353
Occidental Petroleum Corp. 8.000%, 7/15/25	200	225
Plains All American Pipeline LP Series B 6.125%(4)	151	128
Transcanada Trust 5.500%, 9/15/79	690	689
		3,739

Financials—39.6%
Air Lease Corp. Series C 4.125%(4)	700	595
Ally Financial, Inc. Series B 4.700%(4)	400	376
American Express Co. 3.550%(4)	425	387
	Par Value	Value

Financials—continued
American International Group, Inc. 8.175%, 5/15/58	$ 374	$ 508
Banco Santander S.A. 4.750%(4)	200	184
Bank of America Corp.
Series AA 6.100%(4)	550	574
Series RR 4.375%(4)	500	470
Bank of New York Mellon Corp. (The) Series G 4.700%(4)	250	256
Charles Schwab Corp. (The) 5.000%(4)	700	697
Citigroup, Inc. Series W 4.000%(4)	125	120
Citizens Financial Group, Inc. Series G 4.000%(4)	100	92
Comerica, Inc. 5.625%(4)	250	259
Deutsche Bank AG 6.000%(4)	850	829
Discover Financial Services Series C 5.500%(4)	545	527
Global Atlantic Fin Co. 144A 4.700%, 10/15/51(3)	885	834
Huntington Bancshares, Inc. Series F 5.625%(4)	500	521
ING Groep N.V. 5.750%(4)	650	654
Intesa Sanpaolo SpA 144A 7.700%(3)(4)	450	470
JPMorgan Chase & Co. Series S 6.750%(4)	1,300	1,357
Lloyds Banking Group plc 7.500%(4)	900	957
MetLife, Inc.
10.750%, 8/1/39	1,660	2,414
144A 9.250%, 4/8/38(3)	215	279
SVB Financial Group Series E 4.700%(4)	1,264	1,128
U.S. Bancorp 3.700%(4)	300	271
Wells Fargo & Co. Series S 5.900%(4)	300	302
		15,061

Industrials—0.7%
BNSF Funding Trust I 6.613%, 12/15/55	250	265
Utilities—3.3%
Dominion Energy, Inc. Series C 4.350%(4)	283	274
	Par Value	Value

Utilities—continued
Edison International Series B 5.000%(4)	$ 1,053	$ 988
		1,262

Total Corporate Bonds and Notes (Identified Cost $26,818)		25,435

	Shares
Preferred Stocks—28.1%
Communication Services—3.3%
AT&T, Inc. Series C, 4.750%	42,600	932
United States Cellular Corp. Series C, 6.250%	10,370	260
United States Cellular Corp., 5.500%	3 (5)	67
		1,259

Consumer Discretionary—0.9%
Ford Motor Co., 6.000%	13,500	344
Financials—22.6%
Athene Holding Ltd. Series A, 6.350%	41,968	1,110
Bank of America Corp. Series SS, 4.750%	24,000	556
Bank of Hawaii Corp. Series A, 4.375%	11,000	252
Capital One Financial Corp. Series J, 4.800%	23,000	507
Citigroup Capital XIII (3 month LIBOR + 6.370%), 6.669%(6)	17,095	468
Citigroup, Inc. Series P, 5.950%	975 (5)	994
First Horizon Corp. Series F, 6.500%	31,910	841
First Horizon Corp. Series F, 4.700%	10,000	221
First Republic Bank Series L, 4.250%	6,000	125
JPMorgan Chase & Co. Series LL, 4.625%	18,000	396
M&T Bank Corp. Series F, 5.125%	277 (5)	277
Regions Financial Corp. Series E, 4.450%	18,000	385
Regions Financial Corp. Series C, 5.700%	24,618	642
Synchrony Financial Series A, 5.625%	13,485	329
Truist Financial Corp. Series Q, 5.100%	255 (5)	259
Wells Fargo & Co. Series AA, 4.700%	5,000	110
Wells Fargo & Co. Series CC, 4.375%	28,750	602
See Notes to Financial Statements

AllianzGI Preferred Securities and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Shares	Value

Financials—continued
Wells Fargo & Co. Series DD, 4.250%	26,500	$ 548
		8,622

Industrials—1.3%
General Electric Co. Series D, (3 month LIBOR + 3.330%), 4.156%(6)	500 (5)	479
Total Preferred Stocks (Identified Cost $11,317)		10,704

Total Long-Term Investments—96.2% (Identified Cost $38,638)		36,640

Short-Term Investment—1.9%
Money Market Mutual Fund—1.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(7)	722,146	722
Total Short-Term Investment (Identified Cost $722)		722

TOTAL INVESTMENTS—98.1% (Identified Cost $39,360)		$37,362
Other assets and liabilities, net—1.9%		737
NET ASSETS—100.0%		$38,099
Abbreviations:
CDX.NA.HY	Credit Default Swap North American High Yield
LIBOR	London Interbank Offered Rate
LP	Limited Partnership

Footnote Legend:
(1)	All or a portion of the security is segregated as collateral for open swap contracts.
(2)	All or a portion of the security is segregated as collateral for open futures contracts.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, these securities amounted to a value of $3,742 or 9.8% of net assets.
(4)	No contractual maturity date.
(5)	Value shown as par value.
(6)	Variable rate security. Rate disclosed is as of March 31, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(7)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Counterparties:
ICE	Intercontinental Exchange
Country Weightings†
United States	84%
Canada	4
United Kingdom	4
Bermuda	3
Germany	2
Netherlands	2
Italy	1
Total	100%
† % of total investments as of March 31, 2022.
Exchange-Traded Futures contracts as of March 31, 2022 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized (Depreciation)
Short Contracts:
5 Year U.S. Treasury Note Future	June 2022	(72)	$(8,257)	$97	$ —
U.S. Treasury Ultra Bond Future	June 2022	(12)	(2,126)	—	(4)
Total				$97	$ (4)

Centrally cleared credit default swaps - buy protection(1) outstanding as of March 31, 2022 were as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
CDX.NA.HY.38	Quarterly	ICE	5.000%	06/20/27	$(3,670)	$ (197)	$ (204)	$ 7	$ —
Conagra Brands, Inc. Senior	Quarterly	ICE	1.000%	06/20/27	(95)	(1)	— (3)	—	(1)
Total						$ (198)	$ (204)	$ 7	$ (1)

Footnote Legend:
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

AllianzGI Preferred Securities and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index; or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	Amount is less than $500.
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$25,435	$ —	$25,435
U.S. Government Security	501	—	501
Equity Securities:
Preferred Stocks	10,704	8,695	2,009
Money Market Mutual Fund	722	722	—
Other Financial Instruments:
Futures Contracts	97	97	—
Total Assets	37,459	9,514	27,945
Liabilities:
Other Financial Instruments:
Futures Contracts	(4)	(4)	—
Centrally Cleared Credit Default Swap	(198)	—	(198)
Total Liabilities	(202)	(4)	(198)
Total Investments	$37,257	$9,510	$27,747
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2022.
There were no transfers into or out of Level 3 related to securities held at March 31, 2022.
See Notes to Financial Statements

AllianzGI Short Duration High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—88.6%
Advertising—0.7%
Summer BC Bidco B LLC 144A 5.500%, 10/31/26(1)	$ 5,054	$ 4,865
Airlines—1.1%
Mileage Plus Holdings LLC 144A 6.500%, 6/20/27(1)	6,450	6,724
Spirit Loyalty Cayman Ltd. 144A 8.000%, 9/20/25(1)	1,200	1,278
		8,002

Auto Components—0.8%
Clarios Global LP 144A 6.750%, 5/15/25(1)	720	746
Goodyear Tire & Rubber Co. (The) 9.500%, 5/31/25	4,950	5,241
		5,987

Building Materials—0.3%
Eco Material Technologies, Inc. 144A 7.875%, 1/31/27(1)	2,500	2,486
Chemicals—0.4%
SCIL IV LLC 144A 5.375%, 11/1/26(1)	3,235	2,976
Coal—0.8%
Cloud Peak Energy Resources LLC PIK 12.000%, 5/1/25(2)	6,711	5,865
Commercial Services—6.6%
Albion Financing 1 S.a.r.l. 144A 6.125%, 10/15/26(1)	5,000	4,825
Albion Financing 2 S.a.r.l. 144A 8.750%, 4/15/27(1)	7,000	6,739
APX Group, Inc. 144A 6.750%, 2/15/27(1)	10,000	10,222
Brink’s Co. (The) 144A 5.500%, 7/15/25(1)	5,000	5,039
Prime Security Services Borrower LLC 144A 5.250%, 4/15/24(1)	6,000	6,143
Shift4 Payments LLC 144A 4.625%, 11/1/26(1)	16,250	15,803
		48,771

Computers—0.1%
CA Magnum Holdings 144A 5.375%, 10/31/26(1)	1,000	985
Diversified Financial Services—11.5%
Alliance Data Systems Corp.
144A 4.750%, 12/15/24(1)	19,000	18,673
144A 7.000%, 1/15/26(1)	6,000	6,097
	Par Value	Value

Diversified Financial Services—continued
Castlelake Aviation Finance DAC 144A 5.000%, 4/15/27(1)	$ 7,500	$ 6,694
Global Aircraft Leasing Co. Ltd. PIK 144A 6.500%, 9/15/24(1)(2)	16,045	14,578
LD Holdings Group LLC 144A 6.500%, 11/1/25(1)	15,025	14,086
Oxford Finance LLC 144A 6.375%, 2/1/27(1)	1,750	1,784
PennyMac Financial Services, Inc. 144A 5.375%, 10/15/25(1)	2,750	2,723
SLM Corp.
4.200%, 10/29/25	8,950	8,878
3.125%, 11/2/26	5,000	4,637
United Wholesale Mortgage LLC 144A 5.500%, 11/15/25(1)	7,200	6,984
		85,134

Electric Utilities—0.4%
Calpine Corp. 144A 5.250%, 6/1/26(1)	2,596	2,609
Electronic Equipment, Instruments & Components—1.3%
Energizer Holdings, Inc. 144A 6.500%, 12/31/27(1)	5,500	5,445
WESCO Distribution, Inc. 144A 7.125%, 6/15/25(1)	4,000	4,161
		9,606

Energy-Alternate Sources—2.0%
Sunnova Energy Corp. 144A 5.875%, 9/1/26(1)	15,500	14,832
Engineering & Construction—2.9%
Artera Services LLC 144A 9.033%, 12/4/25(1)	21,053	21,038
Entertainment—3.1%
Banijay Entertainment SASU 144A 5.375%, 3/1/25(1)	6,092	5,962
Scientific Games International, Inc. 144A 5.000%, 10/15/25(1)	4,000	4,100
SeaWorld Parks & Entertainment, Inc. 144A 8.750%, 5/1/25(1)	3,500	3,631
Six Flags Theme Parks, Inc. 144A 7.000%, 7/1/25(1)	7,000	7,307
	Par Value	Value

Entertainment—continued
Wynn Resorts Finance LLC 144A 7.750%, 4/15/25(1)	$ 1,800	$ 1,868
		22,868

Environmental Services—0.2%
Stericycle, Inc. 144A 5.375%, 7/15/24(1)	1,336	1,362
Equity Real Estate Investment Trusts (REITs)—1.0%
Blackstone Mortgage Trust, Inc. 144A 3.750%, 1/15/27(1)	3,000	2,790
HAT Holdings I LLC 144A 3.375%, 6/15/26(1)	2,000	1,900
Starwood Property Trust, Inc. 144A 3.750%, 12/31/24(1)	2,900	2,813
		7,503

Food Service—0.6%
Aramark Services, Inc. 144A 5.000%, 4/1/25(1)	4,586	4,595
Healthcare-Services—3.2%
Akumin, Inc. 144A 7.000%, 11/1/25(1)	10,875	9,026
IQVIA, Inc. 144A 5.000%, 10/15/26(1)	6,750	6,868
RP Escrow Issuer LLC 144A 5.250%, 12/15/25(1)	6,400	6,249
Tenet Healthcare Corp. 4.625%, 7/15/24	1,764	1,772
		23,915

Home Builders—0.6%
Forestar Group, Inc. 144A 3.850%, 5/15/26(1)	4,000	3,730
Picasso Finance Sub, Inc. 144A 6.125%, 6/15/25(1)	729	741
		4,471

Household Products/Wares—0.4%
Spectrum Brands, Inc. 5.750%, 7/15/25	3,099	3,157
Internet—4.0%
Millennium Escrow Corp. 144A 6.625%, 8/1/26(1)	21,450	20,365
NortonLifeLock, Inc. 144A 5.000%, 4/15/25(1)	2,500	2,496
Uber Technologies, Inc.
144A 7.500%, 5/15/25(1)	1,975	2,061
144A 8.000%, 11/1/26(1)	4,000	4,251
		29,173

See Notes to Financial Statements

AllianzGI Short Duration High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Iron & Steel—0.9%
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(1)	$ 6,039	$ 6,341
Lodging—0.4%
Hilton Worldwide Finance LLC 4.875%, 4/1/27	2,965	2,985
Media—7.4%
CCO Holdings LLC 144A 5.500%, 5/1/26(1)	1,750	1,775
Directv Financing LLC 144A 5.875%, 8/15/27(1)	11,250	11,067
DISH DBS Corp. 144A 5.250%, 12/1/26(1)	18,250	17,383
Gannett Holdings LLC 144A 6.000%, 11/1/26(1)	3,000	2,903
Radiate Holdco LLC 144A 4.500%, 9/15/26(1)	7,285	7,030
TEGNA, Inc. 144A 4.750%, 3/15/26(1)	1,500	1,499
Townsquare Media, Inc. 144A 6.875%, 2/1/26(1)	5,334	5,493
Univision Communications, Inc.
144A 5.125%, 2/15/25(1)	2,000	2,002
144A 6.625%, 6/1/27(1)	5,000	5,237
		54,389

Mining—0.3%
Arconic Corp. 144A 6.000%, 5/15/25(1)	2,000	2,046
Miscellaneous Manufacturing—1.9%
LSB Industries, Inc. 144A 6.250%, 10/15/28(1)	13,750	13,943
Oil, Gas & Consumable Fuels—7.9%
AmeriGas Partners LP 5.625%, 5/20/24	2,710	2,764
CVR Energy, Inc. 144A 5.250%, 2/15/25(1)	19,929	19,342
PBF Holding Co. LLC
7.250%, 6/15/25	24,000	21,771
144A 9.250%, 5/15/25(1)	4,000	4,121
TechnipFMC plc 144A 6.500%, 2/1/26(1)	10,075	10,440
		58,438

Pipelines—8.1%
Delek Logistics Partners LP 144A 7.125%, 6/1/28(1)	2,000	1,960
EQM Midstream Partners LP 144A 6.000%, 7/1/25(1)	8,000	8,160
New Fortress Energy, Inc.
144A 6.750%, 9/15/25(1)	17,700	17,805
144A 6.500%, 9/30/26(1)	5,250	5,202
	Par Value	Value

Pipelines—continued
NuStar Logistics LP 5.750%, 10/1/25	$ 5,200	$ 5,297
PBF Logistics LP 6.875%, 5/15/23	11,912	11,878
Rattler Midstream LP 144A 5.625%, 7/15/25(1)	5,000	5,075
Targa Resources Partners LP
5.875%, 4/15/26	1,500	1,547
6.500%, 7/15/27	3,000	3,156
		60,080

Real Estate—1.3%
Newmark Group, Inc. 6.125%, 11/15/23	9,197	9,617
Retail—3.8%
Carvana Co. 144A 5.625%, 10/1/25(1)	6,000	5,658
eG Global Finance plc
144A 6.750%, 2/7/25(1)	6,250	6,234
144A 8.500%, 10/30/25(1)	9,104	9,320
Murphy Oil USA, Inc. 5.625%, 5/1/27	3,163	3,215
Sally Holdings LLC 5.625%, 12/1/25	3,534	3,583
		28,010

Semiconductors—0.7%
ams-OSRAM AG 144A 7.000%, 7/31/25(1)	5,250	5,335
Software—5.3%
ACI Worldwide, Inc. 144A 5.750%, 8/15/26(1)	8,500	8,691
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)	9,250	9,180
144A 6.500%, 10/15/28(1)	5,900	5,863
Nuance Communications, Inc. 5.625%, 12/15/26	500	514
Veritas U.S., Inc. 144A 7.500%, 9/1/25(1)	15,250	14,468
		38,716

Telecommunications—4.9%
CommScope, Inc. 144A 6.000%, 3/1/26(1)	3,500	3,541
Connect Finco S.a.r.l. 144A 6.750%, 10/1/26(1)	18,340	18,659
Level 3 Financing, Inc. 5.375%, 5/1/25	3,000	3,028
LogMeIn, Inc. 144A 5.500%, 9/1/27(1)	2,000	1,867
Lumen Technologies, Inc. 144A 5.125%, 12/15/26(1)	3,000	2,857
	Par Value	Value

Telecommunications—continued
Viasat, Inc. 144A 5.625%, 4/15/27(1)	$ 6,250	$ 6,156
		36,108

Transportation—3.7%
Fly Leasing Ltd. 144A 7.000%, 10/15/24(1)	10,990	9,856
Fortress Transportation and Infrastructure Investors LLC 144A 6.500%, 10/1/25(1)	10,188	10,111
XPO Logistics, Inc. 144A 6.250%, 5/1/25(1)	7,119	7,358
		27,325

Total Corporate Bonds and Notes (Identified Cost $677,636)		653,533

Leveraged Loans—8.5%
Advertising—0.4%
Summer BC Bidco B LLC Tranche B-2 (3 month LIBOR + 4.500%) 5.510%, 12/4/26 (3)	2,985	2,964
Building Materials—0.6%
Hunter Douglas Holding B.V. Tranche B-1 (1 month SOFR + 3.500%) 4.000%, 2/26/29 (3)	5,000	4,894
Commercial Services—1.6%
APX Group, Inc. (3 month LIBOR + 2.500%) 4.000%, 7/10/28 (3)	9,950	9,804
Spin Holdco, Inc. (3 month LIBOR + 4.000%) 4.750%, 3/4/28 (3)	1,980	1,963
		11,767

Electronics—0.4%
Ingram Micro, Inc. (3 month LIBOR + 3.500%) 4.510%, 6/30/28 (3)	2,978	2,948
Insurance—3.2%
Asurion LLC
Tranche B-3, Second Lien (1 month LIBOR + 5.250%) 5.710%, 1/31/28 (3)	16,000	15,664
Tranche B-8 (1 month LIBOR + 3.250%) 3.710%, 12/23/26 (3)	7,988	7,805
		23,469

See Notes to Financial Statements

AllianzGI Short Duration High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Pipelines—2.3%
Prairie ECI Acquiror LP (1 month LIBOR + 4.750%) 5.210%, 3/11/26 (3)	$ 17,200	$ 16,770
Total Leveraged Loans (Identified Cost $63,586)		62,812

	Shares
Common Stocks—0.0%
Oil, Gas & Consumable Fuels—0.0%
Cloud Peak Energy, Inc.(4)(5)(6)(7)	40,020	—
Total Common Stocks (Identified Cost $—)		—

Total Long-Term Investments—97.1% (Identified Cost $741,222)		716,345

Short-Term Investment—0.9%
Money Market Mutual Fund—0.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(8)	6,898,012	6,898
Total Short-Term Investment (Identified Cost $6,898)		6,898

TOTAL INVESTMENTS—98.0% (Identified Cost $748,120)		$723,243
Other assets and liabilities, net—2.0%		14,913
NET ASSETS—100.0%		$738,156
Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, these securities amounted to a value of $554,628 or 75.1% of net assets.
(2)	100% of the income received was in cash.
(3)	Variable rate security. Rate disclosed is as of March 31, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	Affiliated Investment. See Note 4H in Notes to Financial Statements.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Non-income producing.
(7)	All or a portion of the security is restricted.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Country Weightings†
United States	85%
Luxembourg	4
United Kingdom	4
Cayman Islands	2
Bermuda	1
Canada	1
Ireland	1
Other	2
Total	100%
† % of total investments as of March 31, 2022.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

AllianzGI Short Duration High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$653,533	$ —	$653,533	$—
Leveraged Loans	62,812	—	62,812	—
Common Stocks	—	—	—	— (1)
Money Market Mutual Fund	6,898	6,898	—	—
Total Investments	$723,243	$6,898	$716,345	$— (1)

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at March 31, 2022.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended March 31, 2022.
See Notes to Financial Statements

AllianzGI Water Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—97.7%
Australia—1.5%
Reliance Worldwide Corp. Ltd.	4,681,975	$ 14,783
Austria—0.9%
Wienerberger AG	276,018	8,335
Canada—4.6%
Algonquin Power & Utilities Corp.	965,941	14,982
Stantec, Inc.	615,236	30,861
		45,843

France—3.1%
Veolia Environnement S.A.	959,348	30,760
Ireland—3.0%
STERIS plc	52,695	12,740
Trane Technologies plc	107,809	16,462
		29,202

Italy—0.8%
Hera SpA	2,189,318	8,066
Japan—1.7%
Kubota Corp.	903,000	16,926
Netherlands—1.5%
Arcadis N.V.	338,278	15,199
Sweden—4.9%
Alfa Laval AB	1,396,043	48,020
Switzerland—10.1%
Bucher Industries AG Registered Shares	30,862	12,475
Geberit AG Registered Shares	60,554	37,329
Georg Fischer AG Registered Shares	25,072	29,958
Sika AG Registered Shares	61,823	20,454
		100,216

	Shares	Value

United Kingdom—10.9%
CNH Industrial N.V.	1,113,605	$ 17,540
Halma plc	911,208	29,812
Pennon Group plc	1,596,960	22,476
Severn Trent plc	938,768	37,837
		107,665

United States—54.7%
AGCO Corp.	174,073	25,420
Agilent Technologies, Inc.	100,275	13,269
American Water Works Co., Inc.	348,077	57,617
Badger Meter, Inc.	201,223	20,064
Danaher Corp.	128,906	37,812
Deere & Co.	71,057	29,521
Ecolab, Inc.	86,878	15,339
Evoqua Water Technologies Corp.(1)	473,730	22,256
Fortune Brands Home & Security, Inc.	208,127	15,460
Franklin Electric Co., Inc.	343,314	28,509
IDEX Corp.	176,842	33,906
Itron, Inc.(1)	279,115	14,704
Lindsay Corp.	124,905	19,611
Mueller Water Products, Inc. Class A	667,936	8,630
PerkinElmer, Inc.	128,766	22,465
Tetra Tech, Inc.	205,849	33,953
Thermo Fisher Scientific, Inc.	64,707	38,219
Trimble, Inc.(1)	312,545	22,547
Valmont Industries, Inc.	85,897	20,495
Waste Management, Inc.	107,883	17,099
Xylem, Inc.	520,293	44,360
		541,256

Total Common Stocks (Identified Cost $697,718)		966,271

Total Long-Term Investments—97.7% (Identified Cost $697,718)		966,271

	Shares	Value

Short-Term Investment—1.6%
Money Market Mutual Fund—1.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(2)	16,020,372	$ 16,020
Total Short-Term Investment (Identified Cost $16,020)		16,020

TOTAL INVESTMENTS—99.3% (Identified Cost $713,738)		$982,291
Other assets and liabilities, net—0.7%		7,132
NET ASSETS—100.0%		$989,423

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	57%
United Kingdom	11
Switzerland	10
Sweden	5
Canada	5
France	3
Ireland	3
Other	6
Total	100%
† % of total investments as of March 31, 2022.
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$966,271	$616,301	$349,970
Money Market Mutual Fund	16,020	16,020	—
Total Investments	$982,291	$632,321	$349,970
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2022.
There were no transfers into or out of Level 3 related to securities held at March 31, 2022.
See Notes to Financial Statements

NFJ Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Shares	Value
Preferred Stock—4.4%
South Korea—4.4%
Samsung Electronics Co., Ltd., 1.780%	105,081	$ 5,445
Total Preferred Stock (Identified Cost $5,734)		5,445

Common Stocks—95.3%
Argentina—0.9%
MercadoLibre, Inc.(1)	894	1,063
Brazil—5.0%
Ambipar Participacoes e Empreendimentos S.A.	125,700	974
B3 S.A. - Brasil Bolsa Balcao	935,048	3,081
Cia de Locacao das Americas	181,607	1,029
WEG S.A.	151,500	1,110
		6,194

Cayman Islands—0.6%
ZTO Express Cayman, Inc.	31,100	780
China—40.1%
Aier Eye Hospital Group Co. Ltd. Class A	166,893	825
Alibaba Group Holding Ltd.(1)	301,900	4,120
ANTA Sports Products Ltd.	63,000	781
Asymchem Laboratories Tianjin Co., Ltd. Class A	16,500	951
Bank of Ningbo Co., Ltd. Class A	156,354	916
China Lesso Group Holdings Ltd.	181,000	217
China Merchants Bank Co., Ltd. Class A	731,133	5,363
CITIC Securities Co. Ltd. Class A	235,100	771
East Money Information Co., Ltd. Class A	472,466	1,871
ENN Energy Holdings Ltd.	123,600	1,846
ENN Natural Gas Co., Ltd. Class A	341,700	951
GoerTek, Inc. Class A	132,200	712
Hangzhou Tigermed Consulting Co. Ltd. Class A	48,516	818
Hithink RoyalFlush Information Network Co. Ltd. Class A	49,500	743
JD.com, Inc. Class A(1)	56,004	1,591
Jiangsu Hengli Hydraulic Co., Ltd. Class A	87,600	715
Kweichow Moutai Co., Ltd. Class A	3,300	889
Li Ning Co., Ltd.	102,000	866
	Shares	Value

China—continued
Longfor Group Holdings Ltd.	189,000	$ 967
LONGi Green Energy Technology Co., Ltd. Class A	126,940	1,431
Luxshare Precision Industry Co., Ltd. Class A	805,930	3,996
Luzhou Laojiao Co., Ltd. Class A	27,100	788
Meituan Class B(1)	78,400	1,485
Midea Group Co., Ltd. Class A	86,800	774
NetEase, Inc.	32,800	592
Ping An Bank Co., Ltd. Class A	338,171	816
Ping An Insurance Group Co. of China Ltd. Class A	119,000	904
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	20,900	836
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	16,600	802
Tencent Holdings Ltd.	155,500	7,168
Wanhua Chemical Group Co. Ltd. Class A	58,300	739
Will Semiconductor Co. Ltd. Shanghai Class A	36,617	1,106
Wuliangye Yibin Co., Ltd. Class A	26,755	650
Wuxi Biologics Cayman, Inc.(1)	62,000	492
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	134,000	883
		49,375

Hong Kong—2.8%
AIA Group Ltd.	81,400	850
SITC International Holdings Co., Ltd.	205,000	717
SUNeVision Holdings Ltd.	933,000	794
Techtronic Industries Co., Ltd.	64,500	1,033
		3,394

India—11.6%
Aarti Industries Ltd.	68,365	858
Asian Paints Ltd.	19,924	806
Atul Ltd.	5,689	769
Coromandel International Ltd.	83,296	876
HDFC Bank Ltd.	104,534	2,014
Hindustan Unilever Ltd.	12,634	340
Indraprastha Gas Ltd.	166,280	816
Infosys Ltd.	36,240	908
Ipca Laboratories Ltd.	70,572	990
Kotak Mahindra Bank Ltd.	36,396	836
Reliance Industries Ltd.	75,382	2,607
	Shares	Value

India—continued
Tata Consultancy Services Ltd.	17,322	$ 851
UltraTech Cement Ltd.	18,926	1,640
		14,311

Indonesia—0.6%
Bank Central Asia Tbk PT	1,375,500	765
Netherlands—2.9%
ASM International N.V.	2,623	955
ASML Holding N.V.	2,694	1,800
Prosus N.V.(1)	15,088	814
		3,569

Poland—0.9%
Dino Polska S.A.(1)	12,856	1,038
Russia—0.0%
HeadHunter Group plc ADR(2)	24,864	— (3)
LUKOIL PJSC Sponsored ADR(2)	24,847	— (3)
Novatek PJSC Sponsored GDR(2)	6,630	— (3)
Polyus PJSC GDR(2)	4,887	— (3)
		—

Saudi Arabia—0.8%
Saudi Arabian Oil Co.	88,348	1,013
Singapore—0.7%
Sea Ltd. ADR(1)	7,026	842
South Africa—3.1%
Capitec Bank Holdings Ltd.	5,272	840
Clicks Group Ltd.	43,417	919
Gold Fields Ltd. Sponsored ADR	49,747	769
Naspers Ltd. Class N	11,465	1,295
		3,823

South Korea—3.4%
Coupang, Inc. Class A(1)	32,560	576
Kakao Corp.	7,645	664
NAVER Corp.	2,414	671
POSCO Holdings, Inc.	6,010	1,442
Samsung Electronics Co., Ltd.	15,342	878
		4,231

Taiwan—16.0%
Alchip Technologies Ltd.	22,000	831
ASPEED Technology, Inc.	8,000	901
Chailease Holding Co., Ltd.	102,206	896
Lotes Co., Ltd.	34,000	824
MediaTek, Inc.	24,000	747
Micro-Star International Co., Ltd.	93,000	417
Pegavision Corp.	51,000	893
See Notes to Financial Statements

NFJ Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Shares	Value

Taiwan—continued
Realtek Semiconductor Corp.	47,200	$ 701
Taiwan Semiconductor Manufacturing Co., Ltd.	486,000	9,970
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	9,835	1,025
Unimicron Technology Corp.	117,000	997
Vanguard International Semiconductor Corp.	163,000	702
Voltronic Power Technology Corp.	15,350	775
		19,679

United States—5.9%
Advanced Micro Devices, Inc.(1)	7,655	837
Broadcom, Inc.	1,585	998
Fabrinet (1)	7,858	826
Lam Research Corp.	1,550	833
Marvell Technology, Inc.	12,736	913
Monolithic Power Systems, Inc.	2,200	1,069
	Shares	Value

United States—continued
NVIDIA Corp.	6,271	$ 1,711
		7,187

Total Common Stocks (Identified Cost $117,987)		117,264

Total Long-Term Investments—99.7% (Identified Cost $123,721)		122,709

Short-Term Investment—1.4%
Money Market Mutual Fund—1.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(4)	1,665,454	1,665
Total Short-Term Investment (Identified Cost $1,665)		1,665

TOTAL INVESTMENTS—101.1% (Identified Cost $125,386)		$124,374
Other assets and liabilities, net—(1.1)%		(1,304)
NET ASSETS—100.0%		$123,070
Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company

Footnote Legend:
(1)	Non-income producing.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	Amount is less than $500.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
China	40%
Taiwan	16
India	11
South Korea	8
United States	7
Brazil	5
South Africa	3
Other	10
Total	100%
† % of total investments as of March 31, 2022.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

NFJ Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$117,264	$17,656	$ 99,608	$— (1)
Preferred Stock	5,445	—	5,445	—
Money Market Mutual Fund	1,665	1,665	—	—
Total Investments	$124,374	$19,321	$105,053	$— (1)

(1)	Amount is less than $500.
Security held by the Fund with an end of period value of $—(1) were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2022.
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2022
(Reported in thousands except shares and per share amounts)
	AllianzGI Convertible Fund	AllianzGI Core Plus Bond Fund	AllianzGI Global Allocation Fund	AllianzGI Global Dynamic Allocation Fund
Assets
Investment in securities at value(1)	$ 2,413,629	$ 66,221	$ 161,847	$ 36,683
Investment in affiliates at value(2)	—	—	91,686	—
Foreign currency at value(3)	—	—	161	114
Cash	509	50	101	50
Cash pledged as collateral for futures contracts	—	280	2,217	217
Cash pledged as collateral for cleared swaps	—	566	647	103
Due from broker	—	—	8,561	1,303
Variation margin receivable on swap contracts	—	—	53	1
Variation margin receivable on futures contracts	—	—	—	5
Swaps at value	—	—	—	30 (a)
Receivables
Investment securities sold	12,784	5,110	469	109
Fund shares sold	3,836	—	11	— (b)
Receivable from adviser	—	5	2	8
Dividends and interest	3,679	349	575	118
Tax reclaims	—	—	21	42
Prepaid expenses	151	26	55	48
Other assets	185	2	68	38
Total assets	2,434,773	72,609	266,474	38,869
Liabilities
Due to broker	—	345	—	—
Written options at value(4)	—	—	—	53
Variation margin payable on swap contracts	—	8	—	—
Variation margin payable on futures contracts	—	40	378	—
Payables
Fund shares repurchased	3,674	—	587	15
Investment securities purchased	13,924	10,209	1,217	88
Investment advisory fees	1,001	—	—	—
Distribution and service fees	171	—	12	1
Administration and accounting fees	197	6	22	4
Transfer agent and sub-transfer agent fees and expenses	159	1	22	5
Professional fees	52	24	17	20
Trustee deferred compensation plan	185	2	68	38
Other accrued expenses	150	—	—	—
Total liabilities	19,513	10,635	2,323	224
Net Assets	$ 2,415,260	$ 61,974	$ 264,151	$ 38,645
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 2,239,085	$ 65,610	$ 247,858	$ 37,816
Accumulated earnings (loss)	176,175	(3,636)	16,293	829
Net Assets	$ 2,415,260	$ 61,974	$ 264,151	$ 38,645
Net Assets:
Class A	$ 345,138	$ —	$ 45,306	$ 3,305
Class C	$ 118,639	$ —	$ 2,330	$ 887
Class P	$ 574,879	$ 12	$ 4,376	$ 897
Institutional Class	$ 1,352,900	$ 3,653	$ 8,393	$ 13,087
Class R6	$ 101	$ 58,309	$ 203,706	$ 20,440
Administrative Class	$ 23,603	$ —	$ 40	$ 29
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2022
(Reported in thousands except shares and per share amounts)
	AllianzGI Convertible Fund	AllianzGI Core Plus Bond Fund	AllianzGI Global Allocation Fund	AllianzGI Global Dynamic Allocation Fund
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	9,628,694	—	4,211,157	236,258
Class C	3,262,384	—	206,844	65,253
Class P	16,703,667	821	414,033	60,627
Institutional Class	38,694,932	256,275	787,138	914,300
Class R6	2,904	4,084,718	19,647,041	1,436,723
Administrative Class	669,116	—	3,558	2,105
Net Asset Value and Redemption Price Per Share:*
Class A	$ 35.84	$ —	$ 10.76	$ 13.99
Class C	$ 36.37	$ —	$ 11.26	$ 13.59
Class P	$ 34.42	$ 14.29	$ 10.57	$ 14.79
Institutional Class	$ 34.96	$ 14.26	$ 10.66	$ 14.31
Class R6	$ 34.94	$ 14.27	$ 10.37	$ 14.23
Administrative Class	$ 35.27	$ —	$ 11.18	$ 13.94
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 37.93	$ —	$ 11.39	$ 14.80
Maximum Sales Charge - Class A	5.50%	—%	5.50%	5.50%
(1) Investment in securities at cost	$ 2,192,226	$ 68,765	$ 164,908	$ 34,133
(2) Investment in affiliates at cost	$ —	$ —	$ 84,569	$ —
(3) Foreign currency at cost	$ —	$ —	$ 172	$ 108
(4) Premiums paid on written options	$ —	$ —	$ —	$ 20

*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
(a)	There were no upfront premiums paid or received for the open variance swap contracts held.
(b)	Amount is less than $500.
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2022
(Reported in thousands except shares and per share amounts)
	AllianzGI Global Sustainability Fund	AllianzGI High Yield Bond Fund	AllianzGI International Small-Cap Fund	AllianzGI Preferred Securities and Income Fund
Assets
Investment in securities at value(1)	$ 120,142	$ 48,433	$ 61,143	$ 37,362
Investment in affiliates at value(2)	—	1,894	—	—
Foreign currency at value(2)	2	—	1,872	—
Cash	100	50	50	313
Cash pledged as collateral for futures contracts	—	—	—	154
Cash pledged as collateral for cleared swaps	—	—	—	179
Receivables
Investment securities sold	374	128	47	210
Fund shares sold	— (a)	2	25	133
Dividends and interest	53	705	182	397
Tax reclaims	137	3	254	—
Prepaid expenses	19	41	27	32
Other assets	5	48	— (a)	— (a)
Total assets	120,832	51,304	63,600	38,780
Liabilities
Due to broker	— (a)	—	—	67
Variation margin payable on swap contracts	—	—	—	10
Variation margin payable on futures contracts	—	—	—	23
Payables
Fund shares repurchased	— (a)	16	129	50
Investment securities purchased	—	1,235	383	503
Dividend distributions	—	—	—	—
Investment advisory fees	51	16	37	1
Distribution and service fees	1	5	1	—
Administration and accounting fees	11	5	6	4
Transfer agent and sub-transfer agent fees and expenses	11	3	10	—
Professional fees	25	27	26	23
Trustee deferred compensation plan	5	48	— (a)	— (a)
Other accrued expenses	5	—	—	—
Total liabilities	109	1,355	592	681
Net Assets	$ 120,723	$ 49,949	$ 63,008	$ 38,099
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 87,741	$ 93,116	$ 56,469	$ 40,441
Accumulated earnings (loss)	32,982	(43,167)	6,539	(2,342)
Net Assets	$ 120,723	$ 49,949	$ 63,008	$ 38,099
Net Assets:
Class A	$ 5,248	$ 16,259	$ 3,854	$ —
Class C	$ —	$ 1,529	$ 287	$ —
Class P	$ 4,798	$ 3,755	$ 6,990	$ 12
Institutional Class	$ 110,677	$ 28,379	$ 21,677	$ 23,929
Class R6	$ —	$ —	$ 30,200	$ 14,158
Administrative Class	$ —	$ 27	$ —	$ —
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	256,983	1,940,318	128,900	—
Class C	—	182,779	9,911	—
Class P	231,173	471,377	234,804	859
Institutional Class	5,222,777	3,548,994	698,356	1,675,961
Class R6	—	—	985,472	991,835
Administrative Class	—	3,448	—	—
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2022
(Reported in thousands except shares and per share amounts)
	AllianzGI Global Sustainability Fund	AllianzGI High Yield Bond Fund	AllianzGI International Small-Cap Fund	AllianzGI Preferred Securities and Income Fund
Net Asset Value and Redemption Price Per Share:*
Class A	$ 20.42	$ 8.38	$ 29.90	$ —
Class C	$ —	$ 8.36	$ 28.96	$ —
Class P	$ 20.76	$ 7.96	$ 29.77	$ 14.27
Institutional Class	$ 21.19	$ 8.00	$ 31.04	$ 14.28
Class R6	$ —	$ —	$ 30.65	$ 14.27
Administrative Class	$ —	$ 7.95	$ —	$ —
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 21.61	$ 8.71	$ 31.64	$ —
Maximum Sales Charge - Class A	5.50%	3.75%	5.50%	—%
(1) Investment in securities at cost	$ 94,308	$ 53,484	$ 54,586	$ 39,360
(2) Investment in affiliates at cost	$ —	$ 1,857	$ —	$ —
(2) Foreign currency at cost	$ —	$ —	$ 1,920	$ —

*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
(a)	Amount is less than $500.
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2022
(Reported in thousands except shares and per share amounts)
	AllianzGI Short Duration High Income Fund	AllianzGI Water Fund	NFJ Emerging Markets Value Fund
Assets
Investment in securities at value(1)	$ 723,243	$ 982,291	$ 124,374
Foreign currency at value(2)	—	5,946	—
Cash	206	103	101
Receivables
Investment securities sold	3,525	—	—
Fund shares sold	921	1,046	72
Dividends and interest	12,329	756	214
Tax reclaims	—	1,009	9
Prepaid expenses	51	68	33
Other assets	222	110	17
Total assets	740,497	991,329	124,820
Liabilities
Payables
Fund shares repurchased	1,382	710	1,301
Investment securities purchased	—	—	36
Foreign capital gains tax	—	—	268
Investment advisory fees	447	678	57
Distribution and service fees	59	110	4
Administration and accounting fees	62	81	11
Transfer agent and sub-transfer agent fees and expenses	121	129	35
Professional fees	29	31	14
Trustee deferred compensation plan	222	110	17
Other accrued expenses	19	57	7
Total liabilities	2,341	1,906	1,750
Net Assets	$ 738,156	$ 989,423	$ 123,070
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 919,408	$ 725,314	$ 125,188
Accumulated earnings (loss)	(181,252)	264,109	(2,118)
Net Assets	$ 738,156	$ 989,423	$ 123,070
Net Assets:
Class A	$ 137,464	$ 279,129	$ 12,783
Class C	$ 69,420	$ 62,461	$ 718
Class P	$ 205,101	$ 286,612	$ 10,472
Institutional Class	$ 304,734	$ 361,221	$ 99,097
Class R6	$ 21,437	$ —	$ —
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	9,690,821	14,068,461	718,729
Class C	4,879,167	3,338,543	40,442
Class P	14,531,332	14,359,905	592,329
Institutional Class	21,662,361	18,580,551	5,607,566
Class R6	1,521,977	—	—
Net Asset Value and Redemption Price Per Share:*
Class A	$ 14.18	$ 19.84	$ 17.79
Class C	$ 14.23	$ 18.71	$ 17.76
Class P	$ 14.11	$ 19.96	$ 17.68
Institutional Class	$ 14.07	$ 19.44	$ 17.67
Class R6	$ 14.08	$ —	$ —
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2022
(Reported in thousands except shares and per share amounts)
	AllianzGI Short Duration High Income Fund	AllianzGI Water Fund	NFJ Emerging Markets Value Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge:
Class A	$ 14.51	$ 20.99	$ 18.83
Maximum Sales Charge - Class A	2.25%	5.50%	5.50%
(1) Investment in securities at cost	$ 748,120	$ 713,738	$ 125,386
(2) Foreign currency at cost	$ —	$ 6,037	$ —

*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
STATEMENTS OF OPERATIONS (Unaudited)
SIX MONTHS ENDED March 31, 2022
($ reported in thousands)
	AllianzGI Convertible Fund	AllianzGI Core Plus Bond Fund	AllianzGI Global Allocation Fund	AllianzGI Global Dynamic Allocation Fund
Investment Income
Dividends	$ 7,958	$ 8	$ 571	$ 223
Dividends from affiliated	—	—	662	—
Interest	7,566	647	875	157
Foreign taxes withheld	—	—	(15)	(17)
Total investment income	15,524	655	2,093	363
Expenses
Investment advisory fees	8,001	92	986	182
Distribution and service fees, Class A	469	—	61	5
Distribution and service fees, Class C	651	—	13	5
Distribution and service fees, Administrative Class	32	—	— (1)	— (1)
Administration and accounting fees	1,268	34	141	29
Transfer agent fees and expenses	590	13	63	11
Sub-transfer agent fees and expenses, Class A	164	—	16	1
Sub-transfer agent fees and expenses, Class C	45	—	1	— (1)
Sub-transfer agent fees and expenses, Class P	357	—	3	1
Sub-transfer agent fees and expenses, Institutional Class	564	1	4	8
Sub-transfer agent fees and expenses, Administrative Class	12	—	—	—
Custodian fees	7	4	6	8
Printing fees and expenses	105	2	9	2
Professional fees	37	16	11	22
Interest expense and/or commitment fees	21	1	2	— (1)
Registration fees	107	23	47	49
Trustees’ fees and expenses	42	— (1)	3	1
Miscellaneous expenses	84	4	13	5
Total expenses	12,556	190	1,379	329
Less net expenses reimbursed and/or waived by investment adviser(2)	(1,408)	(112)	(975)	(175)
Net expenses	11,148	78	404	154
Net investment income (loss)	4,376	577	1,689	209

See Notes to Financial Statements

VIRTUS STRATEGY TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED March 31, 2022
($ reported in thousands)
	AllianzGI Convertible Fund	AllianzGI Core Plus Bond Fund	AllianzGI Global Allocation Fund	AllianzGI Global Dynamic Allocation Fund
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	$ (8,504)	$(1,026)	$ (848)	$ (172)
Investments in affiliates	—	—	13	—
Foreign currency transactions	—	—	14	(137)
Forward foreign currency transactions	—	—	— (1)	(1)
Written options	—	—	—	3
Futures	—	(74)	(2,829)	(884)
Swaps	—	72	87	302
Net increase from payment by affiliate(3)	—	—	—	24
Capital gain received from investments in underlying funds	—	—	17,830	—
Net change in unrealized appreciation (depreciation) on:
Investments	(169,666)	(3,118)	(5,066)	(2,148)
Investments in affiliates	—	—	(19,384)	—
Foreign currency transactions	—	—	2	8
Written options	—	—	—	(33)
Futures	—	137	2,445	67
Swaps	—	13	(24)	71
Net realized and unrealized gain (loss) on investments	(178,170)	(3,996)	(7,760)	(2,900)
Net increase (decrease) in net assets resulting from operations	$(173,794)	$(3,419)	$ (6,071)	$(2,691)

(1)	Amount is less than $500.
(2)	See Note 4D in Notes to Financial Statements.
(3)	See Note 4G in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED March 31, 2022
($ reported in thousands)
	AllianzGI Global Sustainability Fund	AllianzGI High Yield Bond Fund	AllianzGI International Small-Cap Fund	AllianzGI Preferred Securities and Income Fund
Investment Income
Dividends	$ 836	$ 1	$ 410	$197
Interest	—	1,703	—	526
Foreign taxes withheld	(49)	—	(34)	—
Total investment income	787	1,704	376	723
Expenses
Investment advisory fees	511	156	356	75
Distribution and service fees, Class A	7	25	6	—
Distribution and service fees, Class C	—	9	2	—
Distribution and service fees, Administrative Class	—	— (1)	—	—
Administration and accounting fees	59	32	32	20
Transfer agent fees and expenses	27	15	16	7
Sub-transfer agent fees and expenses, Class A	3	11	2	—
Sub-transfer agent fees and expenses, Class C	—	1	— (1)	—
Sub-transfer agent fees and expenses, Class P	2	2	4	—
Sub-transfer agent fees and expenses, Institutional Class	15	13	14	5
Sub-transfer agent fees and expenses, Administrative Class	—	— (1)	—	—
Custodian fees	2	3	6	3
Printing fees and expenses	4	3	3	1
Professional fees	14	16	14	14
Interest expense and/or commitment fees	1	1	1	— (1)
Registration fees	26	42	42	23
Trustees’ fees and expenses	1	— (1)	1	— (1)
Miscellaneous expenses	6	5	6	3
Total expenses	678	334	505	151
Less net expenses reimbursed and/or waived by investment adviser(2)	(226)	(27)	(131)	(64)
Net expenses	452	307	374	87
Net investment income (loss)	335	1,397	2	636

See Notes to Financial Statements

VIRTUS STRATEGY TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED March 31, 2022
($ reported in thousands)
	AllianzGI Global Sustainability Fund	AllianzGI High Yield Bond Fund	AllianzGI International Small-Cap Fund	AllianzGI Preferred Securities and Income Fund
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	$ 10,062	$ (9)	$ 1,969	$ (221)
Foreign currency transactions	(4)	—	6	—
Forward foreign currency transactions	2	—	(10)	—
Futures	—	—	—	20
Swaps	—	—	—	16
Net change in unrealized appreciation (depreciation) on:
Investments	(11,302)	(4,194)	(12,385)	(3,069)
Foreign currency transactions	(2)	—	(56)	—
Forward foreign currency transactions	—	—	—	—
Futures	—	—	—	95
Swaps	—	—	—	1
Net realized and unrealized gain (loss) on investments	(1,244)	(4,203)	(10,476)	(3,158)
Net increase (decrease) in net assets resulting from operations	$ (909)	$(2,806)	$(10,474)	$(2,522)

(1)	Amount is less than $500.
(2)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED March 31, 2022
($ reported in thousands)
	AllianzGI Short Duration High Income Fund	AllianzGI Water Fund	NFJ Emerging Markets Value Fund
Investment Income
Dividends	$ 6	$ 4,111	$ 937
Interest	19,945	—	—
Foreign taxes withheld	—	(60)	(84)
Total investment income	19,951	4,051	853
Expenses
Investment advisory fees	1,920	4,956	604
Distribution and service fees, Class A	176	366	19
Distribution and service fees, Class C	182	341	4
Administration and accounting fees	177	387	69
Transfer agent fees and expenses	173	221	30
Sub-transfer agent fees and expenses, Class A	44	124	9
Sub-transfer agent fees and expenses, Class C	28	28	— (1)
Sub-transfer agent fees and expenses, Class P	116	162	19
Sub-transfer agent fees and expenses, Institutional Class	123	155	60
Custodian fees	4	6	9
Printing fees and expenses	29	39	6
Professional fees	17	17	21
Interest expense and/or commitment fees	8	8	1
Registration fees	47	48	32
Trustees’ fees and expenses	6	15	2
Miscellaneous expenses	28	31	7
Total expenses	3,078	6,904	892
Less net expenses reimbursed and/or waived by investment adviser(2)	(239)	(1,249)	(230)
Net expenses	2,839	5,655	662
Net investment income (loss)	17,112	(1,604)	191
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(3,297)	204	9,196
Foreign currency transactions	—	(132)	(26)
Foreign capital gains tax	—	—	(83)
Forward foreign currency transactions	—	(2)	—
Net change in unrealized appreciation (depreciation) on:
Investments	(14,235)	(46,801)	(24,958)
Foreign currency transactions	—	63	(1)
Foreign capital gains tax	—	—	225
Net realized and unrealized gain (loss) on investments	(17,532)	(46,668)	(15,647)
Net increase (decrease) in net assets resulting from operations	$ (420)	$(48,272)	$(15,456)

(1)	Amount is less than $500.
(2)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS STRATEGIC TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	AllianzGI Convertible Fund		AllianzGI Core Plus Bond Fund		AllianzGI Global Allocation Fund
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 4,376	$ 11,860	$ 577	$ 1,043	$ 1,689	$ 4,186
Net realized gain (loss)	(8,504)	498,165	(1,028)	421	14,267	21,653
Net increase from payment by affiliate(1)	—	—	—	—	—	19
Net change in unrealized appreciation (depreciation)	(169,666)	40,697	(2,968)	(15)	(22,027)	14,994
Increase (decrease) in net assets resulting from operations	(173,794)	550,722	(3,419)	1,449	(6,071)	40,852
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(65,005)	(22,125)	—	—	(3,993)	(3,153)
Class C	(21,946)	(8,086)	—	—	(187)	(169)
Class R	—	(23)	—	—	—	(1)
Class P	(120,876)	(47,449)	(—) (2)	(1)	(463)	(403)
Institutional Class	(302,345)	(94,311)	(41)	(7)	(1,005)	(739)
Class R6	(—) (2)	—	(848)	(5,032)	(18,789)	(16,125)
Administrative Class	(4,627)	(1,437)	—	—	(3)	(2)
Total dividends and distributions to shareholders	(514,799)	(173,431)	(889)	(5,040)	(24,440)	(20,592)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	35,521	92,170	—	—	729	(571)
Class C	7,577	7,742	—	—	24	(1,274)
Class R	—	(318)	—	—	—	(21)
Class P	(79,411)	158,447	— (2)	1	(1,623)	744
Institutional Class	123,726	393,391	2,229	1,631	(1,246)	431
Class R6	100	—	9,849	5,729	10,377	9,982
Administrative Class	4,144	8,952	—	—	2	13
Increase (decrease) in net assets from capital transactions	91,657	660,384	12,078	7,361	8,263	9,304
Net increase (decrease) in net assets	(596,936)	1,037,675	7,770	3,770	(22,248)	29,564
Net Assets
Beginning of period	3,012,196	1,974,521	54,204	50,434	286,399	256,835
End of Period	$ 2,415,260	$ 3,012,196	$ 61,974	$ 54,204	$ 264,151	$ 286,399

(1)	See Note 4G in Notes to Financial Statements.
(2)	Amount is less than $500.
See Notes to Financial Statements

VIRTUS STRATEGIC TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	AllianzGI Global Dynamic Allocation Fund		AllianzGI Global Sustainability Fund		AllianzGI High Yield Bond Fund
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 209	$ 691	$ 335	$ 1,039	$ 1,397	$ 3,836
Net realized gain (loss)	(889)	10,361	10,060	21,591	(9)	(2,022)
Net increase from payment by affiliate(1)	24	5	—	—	—	—
Net change in unrealized appreciation (depreciation)	(2,035)	79	(11,304)	11,560	(4,194)	7,429
Increase (decrease) in net assets resulting from operations	(2,691)	11,136	(909)	34,190	(2,806)	9,243
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(567)	(410)	(1,195)	(80)	(456)	(1,000)
Class C	(147)	(143)	—	—	(36)	(127)
Class R	—	(6)	—	—	—	(9)
Class P	(164)	(19)	(1,079)	(1,011)	(103)	(326)
Institutional Class	(4,365)	(3,319)	(22,956)	(4,100)	(998)	(2,439)
Class R6	(3,262)	(8,451)	—	—	—	—
Administrative Class	(5)	(7)	—	—	(2)	(5)
Total dividends and distributions to shareholders	(8,510)	(12,355)	(25,230)	(5,191)	(1,595)	(3,906)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	445	2,159	1,192	2,234	(3,180)	(857)
Class C	154	440	—	—	(605)	(1,861)
Class R	—	(68)	—	—	—	(527)
Class P	(15,855)	16,740	581	(26,093)	(172)	(6,426)
Institutional Class	5,708	1,522	19,564	(42,410)	(11,603)	(12,456)
Class R6	2,678	(8,304)	—	—	—	—
Administrative Class	5	7	—	—	(81)	83
Increase (decrease) in net assets from capital transactions	(6,865)	12,496	21,337	(66,269)	(15,641)	(22,044)
Net increase (decrease) in net assets	(18,066)	11,277	(4,802)	(37,270)	(20,042)	(16,707)
Net Assets
Beginning of period	56,711	45,434	125,525	162,795	69,991	86,698
End of Period	$ 38,645	$ 56,711	$ 120,723	$ 125,525	$ 49,949	$ 69,991

(1)	See Note 4G in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS STRATEGIC TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	AllianzGI International Small-Cap Fund		AllianzGI Preferred Securities and Income Fund		AllianzGI Short Duration High Income Fund
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 2	$ 595	$ 636	$ 981	$ 17,112	$ 34,430
Net realized gain (loss)	1,965	11,201	(185)	1,498	(3,297)	(2,872)
Net increase from payment by affiliate	—	—	—	4	—	—
Net change in unrealized appreciation (depreciation)	(12,441)	6,255	(2,973)	1,174	(14,235)	49,267
Increase (decrease) in net assets resulting from operations	(10,474)	18,051	(2,522)	3,657	(420)	80,825
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(791)	(43)	—	—	(3,915)	(8,599)
Class C	(52)	(6)	—	—	(1,919)	(4,603)
Class R	—	(12)	—	—	—	—
Class P	(1,698)	(128)	(1)	(1)	(7,951)	(14,795)
Institutional Class	(4,717)	(499)	(1,113)	(363)	(8,891)	(17,396)
Class R6	(5,137)	(431)	(1,123)	(856)	(562)	(1,606)
Total dividends and distributions to shareholders	(12,395)	(1,119)	(2,237)	(1,220)	(23,238)	(46,999)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	473	458	—	—	(4,026)	3,040
Class C	15	(495)	—	—	(5,610)	(18,088)
Class R	—	(1,032)	—	—	—	—
Class P	(886)	(2,178)	1	1	(34,557)	(28,217)
Institutional Class	1,012	(9,967)	19,503	(1,492)	62,683	(45,650)
Class R6	8,216	(4,443)	141	(3,245)	731	(14,092)
Increase (decrease) in net assets from capital transactions	8,830	(17,657)	19,645	(4,736)	19,221	(103,007)
Net increase (decrease) in net assets	(14,039)	(725)	14,886	(2,299)	(4,437)	(69,181)
Net Assets
Beginning of period	77,047	77,772	23,213	25,512	742,593	811,774
End of Period	$ 63,008	$ 77,047	$ 38,099	$ 23,213	$ 738,156	$ 742,593
See Notes to Financial Statements

VIRTUS STRATEGIC TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	AllianzGI Water Fund		NFJ Emerging Markets Value Fund
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (1,604)	$ 12,242	$ 191	$ 737
Net realized gain (loss)	70	74,216	9,087	15,422
Net change in unrealized appreciation (depreciation)	(46,738)	125,391	(24,734)	1,043
Increase (decrease) in net assets resulting from operations	(48,272)	211,849	(15,456)	17,202
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(22,884)	(3,622)	(23)	(157)
Class C	(5,076)	(945)	—	(1)
Class P	(23,588)	(4,915)	(28)	(129)
Institutional Class	(31,397)	(4,511)	(314)	(1,796)
Total dividends and distributions to shareholders	(82,945)	(13,993)	(365)	(2,083)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	28,987	30,189	(1,092)	(1,008)
Class C	2,124	(4,402)	(102)	(222)
Class P	(18,204)	30,967	1,331	2,702
Institutional Class	88,117	61,479	(10,910)	(5,859)
Increase (decrease) in net assets from capital transactions	101,024	118,233	(10,773)	(4,387)
Net increase (decrease) in net assets	(30,193)	316,089	(26,594)	10,732
Net Assets
Beginning of period	1,019,616	703,527	149,664	138,932
End of Period	$ 989,423	$ 1,019,616	$ 123,070	$ 149,664
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

AllianzGI Convertible Fund
Class A
10/1/21 to 3/31/22(6)	$45.74	0.03	—	(2.34)	(2.31)	(0.09)	(7.50)	(7.59)	—	(9.90)	$35.84	(5.63) %	$ 345,138	0.96%	1.08%	0.15%	65%
10/1/20 to 9/30/21	38.77	0.11	—	9.73	9.84	(0.20)	(2.67)	(2.87)	—	6.97	45.74	25.71	396,378	0.95 (7)	1.02	0.25	130
10/1/19 to 9/30/20	29.25	0.27	—	10.59	10.86	(0.43)	(0.91)	(1.34)	—	9.52	38.77	38.44	254,762	0.96	0.98	0.83	145
10/1/18 to 9/30/19	32.78	0.29	—	0.63	0.92	(0.90)	(3.55)	(4.45)	—	(3.53)	29.25	5.29	69,611	1.02	1.02	0.99	143
10/1/17 to 9/30/18	34.27	0.32	—	4.58	4.90	(1.30)	(5.09)	(6.39)	—	(1.49)	32.78	16.83	61,385	0.96	0.96	1.02	133
10/1/16 to 9/30/17	31.02	0.38	—	3.64	4.02	(0.77)	—	(0.77)	—	3.25	34.27	13.14	76,586	1.02	1.02	1.19	124 (8)
Class C
10/1/21 to 3/31/22(6)	$46.36	(0.13)	—	(2.36)	(2.49)	—	(7.50)	(7.50)	—	(9.99)	$36.37	(5.99) %	$ 118,639	1.73%	1.81%	(0.62) %	65%
10/1/20 to 9/30/21	39.39	(0.24)	—	9.88	9.64	— (9)	(2.67)	(2.67)	—	6.97	46.36	24.75	141,138	1.72 (7)	1.77	(0.52)	130
10/1/19 to 9/30/20	29.61	0.02	—	10.77	10.79	(0.10)	(0.91)	(1.01)	—	9.78	39.39	37.40	112,523	1.73	1.74	0.06	145
10/1/18 to 9/30/19	32.95	0.08	—	0.67	0.75	(0.54)	(3.55)	(4.09)	—	(3.34)	29.61	4.53	60,434	1.75	1.75	0.26	143
10/1/17 to 9/30/18	34.36	0.08	—	4.59	4.67	(0.99)	(5.09)	(6.08)	—	(1.41)	32.95	15.90	53,461	1.73	1.73	0.24	133
10/1/16 to 9/30/17	31.19	0.17	—	3.65	3.82	(0.65)	—	(0.65)	—	3.17	34.36	12.41	48,905	1.69	1.69	0.51	124 (8)
Class P
10/1/21 to 3/31/22(6)	$44.23	0.07	—	(2.24)	(2.17)	(0.14)	(7.50)	(7.64)	—	(9.81)	$34.42	(5.52) %	$ 574,879	0.71%	0.81%	0.38%	65%
10/1/20 to 9/30/21	37.57	0.22	—	9.42	9.64	(0.31)	(2.67)	(2.98)	—	6.66	44.23	26.03	808,844	0.69 (10)	0.81	0.51	130
10/1/19 to 9/30/20	28.45	0.34	—	10.27	10.61	(0.58)	(0.91)	(1.49)	—	9.12	37.57	38.78	547,783	0.71	0.71	1.08	145
10/1/18 to 9/30/19	32.12	0.35	—	0.60	0.95	(1.07)	(3.55)	(4.62)	—	(3.67)	28.45	5.59	155,601	0.75	0.75	1.26	143
10/1/17 to 9/30/18	33.95	0.38	—	4.50	4.88	(1.62)	(5.09)	(6.71)	—	(1.83)	32.12	17.08	102,412	0.74	0.74	1.24	133
10/1/16 to 9/30/17	30.84	0.48	—	3.61	4.09	(0.98)	—	(0.98)	—	3.11	33.95	13.52	80,392	0.72	0.72	1.49	124 (8)
Institutional Class
10/1/21 to 3/31/22(6)	$44.81	0.08	—	(2.29)	(2.21)	(0.14)	(7.50)	(7.64)	—	(9.85)	$34.96	(5.53) %	$1,352,900	0.71%	0.81%	0.40%	65%
10/1/20 to 9/30/21	38.04	0.23	—	9.53	9.76	(0.32)	(2.67)	(2.99)	—	6.77	44.81	26.02	1,640,171	0.69	0.77	0.51	130
10/1/19 to 9/30/20	28.76	0.34	—	10.40	10.74	(0.55)	(0.91)	(1.46)	—	9.28	38.04	38.80	1,045,769	0.71	0.71	1.07	145
10/1/18 to 9/30/19	32.41	0.37	—	0.61	0.98	(1.08)	(3.55)	(4.63)	—	(3.65)	28.76	5.62	370,111	0.72	0.72	1.29	143
10/1/17 to 9/30/18	33.89	0.40	—	4.52	4.92	(1.31)	(5.09)	(6.40)	—	(1.48)	32.41	17.10	332,874	0.71	0.71	1.27	133
10/1/16 to 9/30/17	30.76	0.49	—	3.61	4.10	(0.97)	—	(0.97)	—	3.13	33.89	13.58	322,732	0.68	0.68	1.54	124 (8)
Class R6
1/31/22 (11) to 3/31/22(6)	$13.22	0.05	—	29.25	29.30	(0.08)	(7.50)	(7.58)	—	21.72	$34.94	1.71%	$ 101	0.62%	0.74%	0.82%	65% (12)
Administrative Class
10/1/21 to 3/31/22(6)	$45.15	0.04	—	(2.32)	(2.28)	(0.10)	(7.50)	(7.60)	—	(9.88)	$35.27	(5.62) %	$ 23,603	0.93%	1.08%	0.18%	65%
10/1/20 to 9/30/21	38.36	0.14	—	9.62	9.76	(0.30)	(2.67)	(2.97)	—	6.79	45.15	25.79	25,665	0.91	0.97	0.31	130
10/1/19 to 9/30/20	28.95	0.35	—	10.42	10.77	(0.45)	(0.91)	(1.36)	—	9.41	38.36	38.50	13,386	0.93	0.93	0.99	145
10/1/18 to 9/30/19	32.46	0.30	—	0.61	0.91	(0.87)	(3.55)	(4.42)	—	(3.51)	28.95	5.29	550	0.97	0.97	1.03	143
10/1/17 to 9/30/18	34.08	0.33	—	4.54	4.87	(1.40)	(5.09)	(6.49)	—	(1.62)	32.46	16.88	997	0.93	0.93	1.05	133
10/1/16 to 9/30/17	30.96	0.42	—	3.62	4.04	(0.92)	—	(0.92)	—	3.12	34.08	13.30	1,240	0.89	0.89	1.32	124 (8)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

AllianzGI Core Plus Bond Fund
Class P
10/1/21 to 3/31/22(6)	$15.35	0.13	—	(0.98)	(0.85)	(0.14)	(0.07)	(0.21)	—	(1.06)	$14.29	(5.57) %	$ 12	0.35%	0.68%	1.78%	218%
10/1/20 to 9/30/21	16.41	0.29	—	0.18	0.47	(0.45)	(1.08)	(1.53)	—	(1.06)	15.35	2.89	12	0.35	0.67	1.83	361
10/1/19 to 9/30/20	16.00	0.39	—	1.00	1.39	(0.41)	(0.57)	(0.98)	—	0.41	16.41	9.18	12	0.35	0.73	2.46	552
10/1/18 to 9/30/19	14.92	0.46	—	1.06	1.52	(0.44)	—	(0.44)	—	1.08	16.00	10.39	11	0.35	0.93	3.01	864
5/30/18 (11) to 9/30/18	15.00	0.14	—	(0.11)	0.03	(0.11)	—	(0.11)	—	(0.08)	14.92	0.18	10	0.35	1.19 (13)	2.81 (13)	302
Institutional Class
10/1/21 to 3/31/22(6)	$15.32	0.14	—	(0.98)	(0.84)	(0.15)	(0.07)	(0.22)	—	(1.06)	$14.26	(5.56) %	$ 3,653	0.30%	0.66%	1.87%	218%
10/1/20 to 9/30/21	16.41	0.04	—	0.43	0.47	(0.48)	(1.08)	(1.56)	—	(1.09)	15.32	2.92	1,650	0.32	0.61	0.26	361
10/1/19 to 9/30/20	16.00	0.40	—	1.00	1.40	(0.42)	(0.57)	(0.99)	—	0.41	16.41	9.25	39	0.30	0.74	2.49	552
10/1/18 to 9/30/19	14.92	0.47	—	1.06	1.53	(0.45)	—	(0.45)	—	1.08	16.00	10.47	11	0.30	21.03	3.06	864
5/30/18 (11) to 9/30/18	15.00	0.14	—	(0.11)	0.03	(0.11)	—	(0.11)	—	(0.08)	14.92	0.20	10	0.30	1.19 (13)	2.86 (13)	302
Class R6
10/1/21 to 3/31/22(6)	$15.33	0.14	—	(0.98)	(0.84)	(0.15)	(0.07)	(0.22)	—	(1.06)	$14.27	(5.55) %	$ 58,309	0.25%	0.62%	1.88%	218%
10/1/20 to 9/30/21	16.41	0.30	—	0.17	0.47	(0.47)	(1.08)	(1.55)	—	(1.08)	15.33	2.90	52,542	0.26 (7)	0.67	1.93	361
10/1/19 to 9/30/20	16.00	0.41	—	1.00	1.41	(0.43)	(0.57)	(1.00)	—	0.41	16.41	9.28	50,383	0.25	0.76	2.56	552
10/1/18 to 9/30/19	14.92	0.48	—	1.07	1.55	(0.47)	—	(0.47)	—	1.08	16.00	10.56	59,419	0.25	0.94	3.11	864
5/30/18 (11) to 9/30/18	15.00	0.15	—	(0.12)	0.03	(0.11)	—	(0.11)	—	(0.08)	14.92	0.22	40,075	0.25	1.19 (13)	2.91 (13)	302

AllianzGI Global Allocation Fund
Class A
10/1/21 to 3/31/22(6)	$11.99	0.05	0.73	(1.01)	(0.23)	(0.17)	(0.83)	(1.00)	—	(1.23)	$10.76	(2.42) %	$ 45,306	0.52%	1.24%	0.82%	61%
10/1/20 to 9/30/21	11.11	0.14	0.16	1.33	1.63	(0.22)	(0.53)	(0.75)	— (9)	0.88	11.99	15.16 (14)	49,743	0.56 (10)	1.22	1.19	168
10/1/19 to 9/30/20	11.05	0.13	—	0.94	1.07	(0.12)	(0.89)	(1.01)	—	0.06	11.11	10.21	46,506	0.52	1.14	1.18	141
10/1/18 to 9/30/19	11.47	0.21	—	0.06	0.27	(0.25)	(0.44)	(0.69)	—	(0.42)	11.05 (15)	3.05 (15)	49,259	0.61	1.14	1.95	29
10/1/17 to 9/30/18	12.34	0.26	—	0.07	0.33	(0.55)	(0.65)	(1.20)	—	(0.87)	11.47	2.62	40,974	0.59	1.12	2.24	17
10/1/16 to 9/30/17	11.23	0.20	—	1.11	1.31	(0.20)	—	(0.20)	—	1.11	12.34	11.88	47,170	0.60	1.12	1.73	15
Class C
10/1/21 to 3/31/22(6)	$12.50	0.05	0.74	(1.08)	(0.29)	(0.12)	(0.83)	(0.95)	—	(1.24)	$11.26	(2.79) %	$ 2,330	1.27%	2.00%	0.75%	61%
10/1/20 to 9/30/21	11.47	0.07	0.21	1.32	1.60	(0.04)	(0.53)	(0.57)	— (9)	1.03	12.50	14.29 (14)	2,558	1.31 (10)	1.94	0.59	168
10/1/19 to 9/30/20	11.37	0.06	—	0.95	1.01	(0.02)	(0.89)	(0.91)	—	0.10	11.47	9.28	3,549	1.27	1.83	0.55	141
10/1/18 to 9/30/19	11.67	0.13	—	0.08	0.21	(0.07)	(0.44)	(0.51)	—	(0.30)	11.37 (15)	2.29 (15)	6,393	1.34	1.91	1.14	29
10/1/17 to 9/30/18	12.47	0.19	—	0.06	0.25	(0.40)	(0.65)	(1.05)	—	(0.80)	11.67	1.90	26,220	1.33	1.86	1.56	17
10/1/16 to 9/30/17	11.32	0.13	—	1.12	1.25	(0.10)	—	(0.10)	—	1.15	12.47	11.09	34,670	1.35	1.87	1.12	15
Class P
10/1/21 to 3/31/22(6)	$11.79	0.16	0.61	(0.98)	(0.21)	(0.18)	(0.83)	(1.01)	—	(1.22)	$10.57	(2.29) %	$ 4,376	0.32%	0.94%	2.86%	61%
10/1/20 to 9/30/21	10.96	0.16	0.16	1.30	1.62	(0.26)	(0.53)	(0.79)	— (9)	0.83	11.79	15.30 (14)	6,536	0.36 (10)	1.03	1.38	168
10/1/19 to 9/30/20	10.94	0.17	—	0.90	1.07	(0.16)	(0.89)	(1.05)	—	0.02	10.96	10.39	5,371	0.32	0.90	1.63	141
10/1/18 to 9/30/19	11.38	0.18	—	0.12	0.30	(0.30)	(0.44)	(0.74)	—	(0.44)	10.94 (15)	3.30 (15)	6,173	0.37	0.91	1.68	29
10/1/17 to 9/30/18	12.28	0.27	—	0.09	0.36	(0.61)	(0.65)	(1.26)	—	(0.90)	11.38	2.92	4,292	0.35	0.88	2.30	17
10/1/16 to 9/30/17	11.24	0.24	—	1.11	1.35	(0.31)	—	(0.31)	—	1.04	12.28	12.31	3,563	0.32	0.85	2.05	15
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
AllianzGI Global Allocation Fund (Continued)
Institutional Class
10/1/21 to 3/31/22(6)	$11.89	0.27	0.64	(1.13)	(0.22)	(0.18)	(0.83)	(1.01)	—	(1.23)	$10.66	(2.32) %	$ 8,393	0.29%	0.98%	4.69%	61%
10/1/20 to 9/30/21	11.05	0.17	0.16	1.32	1.65	(0.28)	(0.53)	(0.81)	— (9)	0.84	11.89	15.46 (14)	10,820	0.31 (10)	0.86	1.43	168
10/1/19 to 9/30/20	11.02	0.14	—	0.94	1.08	(0.16)	(0.89)	(1.05)	—	0.03	11.05	10.40	9,609	0.29	0.88	1.28	141
10/1/18 to 9/30/19	11.45	0.24	—	0.06	0.30	(0.29)	(0.44)	(0.73)	—	(0.43)	11.02 (15)	3.34 (15)	6,026	0.36	0.89	2.25	29
10/1/17 to 9/30/18	12.15	0.28	—	0.08	0.36	(0.41)	(0.65)	(1.06)	—	(0.70)	11.45	2.92	6,652	0.33	0.86	2.43	17
10/1/16 to 9/30/17	11.11	0.26	—	1.05	1.31	(0.27)	—	(0.27)	—	1.04	12.15	12.08	6,871	0.40	0.95	2.35	15
Class R6
10/1/21 to 3/31/22(6)	$11.59	0.06	0.72	(0.99)	(0.21)	(0.18)	(0.83)	(1.01)	—	(1.22)	$10.37	(2.26) %	$ 203,706	0.22%	0.91%	1.08%	61%
10/1/20 to 9/30/21	10.79	0.17	0.16	1.28	1.61	(0.28)	(0.53)	(0.81)	— (9)	0.80	11.59	15.46 (14)	216,700	0.26 (10)	0.91	1.50	168
10/1/19 to 9/30/20	10.78	0.16	—	0.92	1.08	(0.18)	(0.89)	(1.07)	—	0.01	10.79	10.57	191,750	0.22	0.83	1.52	141
10/1/18 to 9/30/19	11.23	0.23	—	0.06	0.29	(0.30)	(0.44)	(0.74)	—	(0.45)	10.78 (15)	3.34 (15)	249,269	0.28	0.82	2.23	29
10/1/17 to 9/30/18	12.13	0.29	—	0.07	0.36	(0.61)	(0.65)	(1.26)	—	(0.90)	11.23	2.95	252,313	0.28	0.81	2.48	17
10/1/16 to 9/30/17	11.10	0.23	—	1.11	1.34	(0.31)	—	(0.31)	—	1.03	12.13	12.40	264,255	0.28	0.80	1.99	15
Administrative Class
10/1/21 to 3/31/22(6)	$12.42	0.05	0.77	(1.06)	(0.24)	(0.17)	(0.83)	(1.00)	—	(1.24)	$11.18	(2.40) %	$ 40	0.47%	1.21%	0.88%	61%
10/1/20 to 9/30/21	11.46	0.33	0.16	1.37	1.86	(0.37)	(0.53)	(0.90)	— (9)	0.96	12.42	16.73 (14)	42	0.47 (10)	2.34	2.68	168
10/1/19 to 9/30/20	11.38	0.13	—	0.98	1.11	(0.14)	(0.89)	(1.03)	—	0.08	11.46	10.24	27	0.47	1.08	1.17	141
10/1/18 to 9/30/19	11.77	0.22	—	0.08	0.30	(0.25)	(0.44)	(0.69)	—	(0.39)	11.38 (15)	3.17 (15)	23	0.53	1.07	1.97	29
10/1/17 to 9/30/18	12.64	0.28	—	0.07	0.35	(0.57)	(0.65)	(1.22)	—	(0.87)	11.77	2.68	22	0.53	1.06	2.28	17
10/1/16 to 9/30/17	11.52	0.22	—	1.15	1.37	(0.25)	—	(0.25)	—	1.12	12.64	12.07	26	0.53	1.06	1.86	15

AllianzGI Global Dynamic Allocation Fund
Class A
10/1/21 to 3/31/22(6)	$17.46	0.05	—	(0.89)	(0.84)	(0.25)	(2.38)	(2.63)	— (9)	(3.47)	$13.99	(6.16) % (14)	$ 3,305	0.82%	1.51%	0.61%	108%
10/1/20 to 9/30/21	18.74	0.19	0.96	2.86	4.01	(1.74)	(3.55)	(5.29)	— (9)	(1.28)	17.46	25.22 (14)	3,648	0.84 (10)	1.75	1.06	206
10/1/19 to 9/30/20	19.21	0.21	—	1.34	1.55	(0.72)	(1.30)	(2.02)	—	(0.47)	18.74	8.20	1,491	0.82	1.62	1.17	221
10/1/18 to 9/30/19	20.19	0.34	—	(0.48)	(0.14)	(0.36)	(0.48)	(0.84)	—	(0.98)	19.21	(0.25)	1,812	0.97	1.32	1.78	222
10/1/17 to 9/30/18	20.52	0.28	—	0.32	0.60	(0.21)	(0.72)	(0.93)	—	(0.33)	20.19	2.93	2,015	0.97	1.25	1.37	152
10/1/16 to 9/30/17	18.32	0.20	—	2.00	2.20	—	—	—	—	2.20	20.52	12.01	2,421	1.02	1.35	1.05	192
Class C
10/1/21 to 3/31/22(6)	$17.00	(0.01) (9)	—	(0.86)	(0.87)	(0.16)	(2.38)	(2.54)	— (9)	(3.41)	$13.59	(6.51) % (14)	$ 887	1.58%	2.28%	(0.15) %	108%
10/1/20 to 9/30/21	18.32	0.05	1.22	2.52	3.79	(1.56)	(3.55)	(5.11)	— (9)	(1.32)	17.00	24.29 (14)	944	1.61 (10)	2.52	0.31	206
10/1/19 to 9/30/20	18.84	0.07	—	1.30	1.37	(0.59)	(1.30)	(1.89)	—	(0.52)	18.32	7.37	525	1.58	2.38	0.40	221
10/1/18 to 9/30/19	19.56	0.19	—	(0.43)	(0.24)	—	(0.48)	(0.48)	—	(0.72)	18.84	(1.00)	588	1.74	2.08	1.00	222
10/1/17 to 9/30/18	20.05	0.12	—	0.31	0.43	(0.20)	(0.72)	(0.92)	—	(0.49)	19.56	2.09	1,195	1.74	2.01	0.61	152
10/1/16 to 9/30/17	18.05	0.08	—	1.92	2.00	—	—	—	—	2.00	20.05	11.08	1,325	1.77	2.08	0.42	192
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
AllianzGI Global Dynamic Allocation Fund (Continued)
Class P
10/1/21 to 3/31/22(6)	$18.08	0.05	—	(0.95)	(0.90)	(0.01)	(2.38)	(2.39)	— (9)	(3.29)	$14.79	(6.10) % (14)	$ 897	0.68%	1.23%	0.55%	108%
10/1/20 to 9/30/21	19.61	0.19	0.08	3.93	4.20	(2.18)	(3.55)	(5.73)	— (9)	(1.53)	18.08	25.45 (14)	16,310	0.66 (10)	1.52	1.01	206
10/1/19 to 9/30/20	19.09	0.21	—	1.61	1.82	—	(1.30)	(1.30)	—	0.52	19.61	9.73	59	0.68	1.19	1.05	221
10/1/18 to 9/30/19	20.07	0.36	—	(0.46)	(0.10)	(0.40)	(0.48)	(0.88)	—	(0.98)	19.09	(0.05)	11,456	0.80	1.12	1.95	222
10/1/17 to 9/30/18	20.48	0.32	—	0.31	0.63	(0.32)	(0.72)	(1.04)	—	(0.41)	20.07	3.08	13,436	0.80	1.03	1.58	152
10/1/16 to 9/30/17	18.36	0.28	—	1.94	2.22	(0.10)	—	(0.10)	—	2.12	20.48	12.18	12,730	0.82	1.11	1.44	192
Institutional Class
10/1/21 to 3/31/22(6)	$17.85	0.07	—	(0.91)	(0.84)	(0.32)	(2.38)	(2.70)	— (9)	(3.54)	$14.31	(6.05) % (14)	$ 13,087	0.54%	1.27%	0.86%	108%
10/1/20 to 9/30/21	19.05	0.25	1.51	2.37	4.13	(1.78)	(3.55)	(5.33)	— (9)	(1.20)	17.85	25.59 (14)	13,464	0.58 (10)	1.56	1.39	206
10/1/19 to 9/30/20	19.50	0.26	—	1.37	1.63	(0.78)	(1.30)	(2.08)	—	(0.45)	19.05	8.52	12,294	0.54	1.40	1.42	221
10/1/18 to 9/30/19	20.22	0.39	—	(0.45)	(0.06)	(0.18)	(0.48)	(0.66)	—	(0.72)	19.50	0.03	9,330	0.70	1.12	2.05	222
10/1/17 to 9/30/18	20.61	0.34	—	0.32	0.66	(0.33)	(0.72)	(1.05)	—	(0.39)	20.22	3.18	13,225	0.70	0.94	1.65	152
10/1/16 to 9/30/17	18.37	0.27	—	1.98	2.25	(0.01)	—	(0.01)	—	2.24	20.61	12.27	31,783	0.75	1.03	1.42	192
Class R6
10/1/21 to 3/31/22(6)	$17.65	0.07	—	(0.91)	(0.84)	(0.20)	(2.38)	(2.58)	— (9)	(3.42)	$14.23	(5.99) % (14)	$ 20,440	0.54%	1.19%	0.89%	108%
10/1/20 to 9/30/21	18.75	0.25	1.50	2.33	4.08	(1.63)	(3.55)	(5.18)	— (9)	(1.10)	17.65	25.61 (14)	22,314	0.58 (7)(10)	1.48	1.40	206
10/1/19 to 9/30/20	19.18	0.27	—	1.33	1.60	(0.73)	(1.30)	(2.03)	—	(0.43)	18.75	8.54	30,996	0.54	1.28	1.45	221
10/1/18 to 9/30/19	20.15	0.39	—	(0.48)	(0.09)	(0.40)	(0.48)	(0.88)	—	(0.97)	19.18	(0.01)	127,285	0.70	1.01	2.08	222
10/1/17 to 9/30/18	20.56	0.34	—	0.32	0.66	(0.35)	(0.72)	(1.07)	—	(0.41)	20.15	3.19	192,375	0.70	0.91	1.67	152
10/1/16 to 9/30/17	18.38	0.28	—	1.99	2.27	(0.09)	—	(0.09)	—	2.18	20.56	12.39	231,584	0.70	0.99	1.49	192
Administrative Class
10/1/21 to 3/31/22(6)	$17.38	0.05	—	(0.89)	(0.84)	(0.22)	(2.38)	(2.60)	— (9)	(3.44)	$13.94	(6.17) % (14)	$ 29	0.79%	1.47%	0.64%	108%
10/1/20 to 9/30/21	18.67	0.20	1.37	2.43	4.00	(1.74)	(3.55)	(5.29)	— (9)	(1.29)	17.38	25.27 (14)	31	0.82 (10)	1.71	1.13	206
10/1/19 to 9/30/20	19.16	0.21	—	1.34	1.55	(0.74)	(1.30)	(2.04)	—	(0.49)	18.67	8.24	25	0.79	1.57	1.18	221
10/1/18 to 9/30/19	20.15	0.34	—	(0.48)	(0.14)	(0.37)	(0.48)	(0.85)	—	(0.99)	19.16	(0.26)	23	0.95	1.27	1.80	222
10/1/17 to 9/30/18	20.55	0.29	—	0.32	0.61	(0.29)	(0.72)	(1.01)	—	(0.40)	20.15	2.93	23	0.96	1.17	1.42	152
10/1/16 to 9/30/17	18.35	0.23	—	1.97	2.20	—	—	—	—	2.20	20.55	11.99	23	1.00	1.25	1.18	192

AllianzGI Global Sustainability Fund
Class A
10/1/21 to 3/31/22(6)	$25.50	0.03	—	0.10	0.13	(0.15)	(5.06)	(5.21)	—	(5.08)	$20.42	(1.06) %	$ 5,248	0.94%	1.38%	0.30%	20%
10/1/20 to 9/30/21	21.06	0.13	—	4.97	5.10	(0.16)	(0.50)	(0.66)	—	4.44	25.50	24.61	5,305	0.94	1.37	0.54	30
10/1/19 to 9/30/20	18.27	0.11	—	3.03	3.14	(0.02)	(0.33)	(0.35)	—	2.79	21.06	17.35	2,350	0.98	1.44	0.58	31
10/1/18 to 9/30/19	19.46	0.14	—	0.04	0.18	(0.30)	(1.07)	(1.37)	—	(1.19)	18.27	2.43	1,444	1.09	1.84	0.77	49
10/1/17 to 9/30/18	17.96	0.17	—	1.98	2.15	(0.21)	(0.44)	(0.65)	—	1.50	19.46	12.23	614	1.09	1.70	0.92	20
10/1/16 to 9/30/17	15.80	0.13	—	2.20	2.33	(0.14)	(0.03)	(0.17)	—	2.16	17.96	14.94	402	1.12	7.55	0.79	27
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
AllianzGI Global Sustainability Fund (Continued)
Class P
10/1/21 to 3/31/22(6)	$25.72	0.05	—	0.09	0.14	(0.04)	(5.06)	(5.10)	—	(4.96)	$20.76	(0.96) %	$ 4,798	0.79%	0.85%	0.43%	20%
10/1/20 to 9/30/21	21.22	0.10	—	5.07	5.17	(0.17)	(0.50)	(0.67)	—	4.50	25.72	24.78	5,336	0.79	1.17	0.44	30
10/1/19 to 9/30/20	18.39	0.14	—	3.05	3.19	(0.03)	(0.33)	(0.36)	—	2.83	21.22	17.52	28,372	0.84	1.13	0.74	31
10/1/18 to 9/30/19	19.68	0.21	—	(0.02)	0.19	(0.41)	(1.07)	(1.48)	—	(1.29)	18.39	2.56	21,582	0.94	1.65	1.17	49
10/1/17 to 9/30/18	18.13	0.16	—	2.05	2.21	(0.22)	(0.44)	(0.66)	—	1.55	19.68	12.44	11,362	0.94	1.25	0.84	20
10/1/16 to 9/30/17	15.91	0.15	—	2.23	2.38	(0.13)	(0.03)	(0.16)	—	2.22	18.13	15.13	64	0.96	1.62	0.88	27
Institutional Class
10/1/21 to 3/31/22(6)	$26.28	0.06	—	0.09	0.15	(0.18)	(5.06)	(5.24)	—	(5.09)	$21.19	(0.94) %	$ 110,677	0.69%	1.05%	0.54%	20%
10/1/20 to 9/30/21	21.64	0.18	—	5.13	5.31	(0.17)	(0.50)	(0.67)	—	4.64	26.28	24.95	114,884	0.69	1.09	0.72	30
10/1/19 to 9/30/20	18.75	0.17	—	3.10	3.27	(0.05)	(0.33)	(0.38)	—	2.89	21.64	17.59	132,073	0.74	1.03	0.88	31
10/1/18 to 9/30/19	19.72	0.19	—	0.06	0.25	(0.15)	(1.07)	(1.22)	—	(0.97)	18.75	2.63	2,072	0.84	1.66	1.05	49
10/1/17 to 9/30/18	18.13	0.22	—	2.00	2.22	(0.19)	(0.44)	(0.63)	—	1.59	19.72	12.52	28,237	0.84	1.43	1.18	20
10/1/16 to 9/30/17	15.92	0.19	—	2.20	2.39	(0.15)	(0.03)	(0.18)	—	2.21	18.13	15.25	26,615	0.89	1.63	1.16	27

AllianzGI High Yield Bond Fund
Class A
10/1/21 to 3/31/22(6)	$ 8.97	0.18	—	(0.57)	(0.39)	(0.20)	—	(0.20)	—	(0.59)	$ 8.38	(4.37) %	$ 16,259	1.12%	1.22%	4.13%	23%
10/1/20 to 9/30/21	8.39	0.43	—	0.58	1.01	(0.43)	—	(0.43)	—	0.58	8.97	12.20	20,763	1.13 (7)	1.14	4.93	153
10/1/19 to 9/30/20	8.91	0.42	—	(0.50)	(0.08)	(0.44)	—	(0.44)	—	(0.52)	8.39	(0.82)	20,251	1.12	1.12	4.96	143
10/1/18 to 9/30/19	8.91	0.43	—	0.01	0.44	(0.44)	—	(0.44)	—	—	8.91	5.18	26,937	1.07	1.07	4.98	70
10/1/17 to 9/30/18	9.31	0.45	—	(0.39)	0.06	(0.46)	—	(0.46)	—	(0.40)	8.91	0.67	33,768	1.05	1.05	4.93	40
10/1/16 to 9/30/17	9.14	0.48	—	0.18	0.66	(0.49)	—	(0.49)	—	0.17	9.31	7.42	58,525	1.09	1.09	5.19	37
Class C
10/1/21 to 3/31/22(6)	$ 8.95	0.15	—	(0.57)	(0.42)	(0.17)	—	(0.17)	—	(0.59)	$ 8.36	(4.72) %	$ 1,529	1.81%	1.89%	3.44%	23%
10/1/20 to 9/30/21	8.38	0.37	—	0.56	0.93	(0.36)	—	(0.36)	—	0.57	8.95	11.32	2,255	1.86 (7)	1.89	4.21	153
10/1/19 to 9/30/20	8.89	0.36	—	(0.49)	(0.13)	(0.38)	—	(0.38)	—	(0.51)	8.38	(1.41)	3,880	1.81	1.81	4.26	143
10/1/18 to 9/30/19	8.90	0.37	—	—	0.37	(0.38)	—	(0.38)	—	(0.01)	8.89	4.33	4,880	1.76	1.76	4.28	70
10/1/17 to 9/30/18	9.30	0.39	—	(0.39)	—	(0.40)	—	(0.40)	—	(0.40)	8.90	0.02	8,544	1.71	1.71	4.27	40
10/1/16 to 9/30/17	9.12	0.42	—	0.20	0.62	(0.44)	—	(0.44)	—	0.18	9.30	6.90	11,723	1.70	1.70	4.59	37
Class P
10/1/21 to 3/31/22(6)	$ 8.54	0.18	—	(0.54)	(0.36)	(0.22)	—	(0.22)	—	(0.58)	$ 7.96	(4.30) %	$ 3,755	0.80% (7)(16)	0.76%	4.46%	23%
10/1/20 to 9/30/21	8.01	0.44	—	0.54	0.98	(0.45)	—	(0.45)	—	0.53	8.54	12.47	4,196	0.85	0.95	5.20	153
10/1/19 to 9/30/20	8.53	0.43	—	(0.48)	(0.05)	(0.47)	—	(0.47)	—	(0.52)	8.01	(0.46)	10,113	0.80	0.80	5.28	143
10/1/18 to 9/30/19	8.55	0.44	—	0.01	0.45	(0.47)	—	(0.47)	—	(0.02)	8.53	5.56	12,128	0.73	0.73	5.31	70
10/1/17 to 9/30/18	8.96	0.46	—	(0.38)	0.08	(0.49)	—	(0.49)	—	(0.41)	8.55	0.94	17,535	0.70	0.70	5.26	40
10/1/16 to 9/30/17	8.80	0.50	—	0.19	0.69	(0.53)	—	(0.53)	—	0.16	8.96	8.07	35,931	0.67	0.67	5.62	37
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
AllianzGI High Yield Bond Fund (Continued)
Institutional
10/1/21 to 3/31/22(6)	$ 8.57	0.18	—	(0.53)	(0.35)	(0.22)	—	(0.22)	—	(0.57)	$ 8.00	(4.19) %	$ 28,379	0.83%	0.92%	4.42%	23%
10/1/20 to 9/30/21	8.04	0.44	—	0.54	0.98	(0.45)	—	(0.45)	—	0.53	8.57	12.43	42,666	0.87	0.88	5.19	153
10/1/19 to 9/30/20	8.56	0.43	—	(0.48)	(0.05)	(0.47)	—	(0.47)	—	(0.52)	8.04	(0.50)	51,920	0.83	0.83	5.22	143
10/1/18 to 9/30/19	8.58	0.44	—	0.01	0.45	(0.47)	—	(0.47)	—	(0.02)	8.56	5.48	77,365	0.79	0.79	5.25	70
10/1/17 to 9/30/18	8.98	0.46	—	(0.37)	0.09	(0.49)	—	(0.49)	—	(0.40)	8.58	1.03	122,078	0.73	0.73	5.26	40
10/1/16 to 9/30/17	8.83	0.50	—	0.18	0.68	(0.53)	—	(0.53)	—	0.15	8.98	7.91	155,022	0.69	0.69	5.61	37
Administrative Class
10/1/21 to 3/31/22(6)	$ 8.52	0.17	—	(0.53)	(0.36)	(0.21)	—	(0.21)	—	(0.57)	$ 7.95	(4.29) %	$ 27	1.00%	1.16%	4.18%	23%
10/1/20 to 9/30/21	8.02	0.74	—	0.40	1.14	(0.64)	—	(0.64)	—	0.50	8.52	14.60	111	1.00	2.16	8.73	153
10/1/19 to 9/30/20	8.54	0.42	—	(0.48)	(0.06)	(0.46)	—	(0.46)	—	(0.52)	8.02	(0.63)	26	1.00	1.00	5.14	143
10/1/18 to 9/30/19	8.44	0.43	—	0.03	0.46	(0.36)	—	(0.36)	—	0.10	8.54	5.60	24	0.94	0.94	5.10	70
10/1/17 to 9/30/18	8.84	0.44	—	(0.37)	0.07	(0.47)	—	(0.47)	—	(0.40)	8.44	0.83	20	0.88	0.88	4.93	40
10/1/16 to 9/30/17	8.70	0.48	—	0.17	0.65	(0.51)	—	(0.51)	—	0.14	8.84	7.75	1,490	0.86	0.86	5.45	37

AllianzGI International Small-Cap Fund
Class A
10/1/21 to 3/31/22(6)	$41.91	(0.04)	—	(5.05)	(5.09)	(0.86)	(6.06)	(6.92)	—	(12.01)	$29.90	(14.32) %	$ 3,854	1.25%	1.75%	(0.21) %	27%
10/1/20 to 9/30/21	34.36	0.22	—	7.76	7.98	(0.30)	(0.13)	(0.43)	—	7.55	41.91	23.32	4,853	1.25	1.77	0.54	51
10/1/19 to 9/30/20	32.15	0.15	—	2.54	2.69	(0.48)	—	(0.48)	—	2.21	34.36	8.37	3,619	1.25	1.75	0.47	60
10/1/18 to 9/30/19	43.09	0.34	—	(6.28)	(5.94)	(0.10)	(4.90)	(5.00)	—	(10.94)	32.15	(12.05)	4,826	1.25	1.94	1.05	55
10/1/17 to 9/30/18	41.19	0.42	—	2.41	2.83	(0.25)	(0.68)	(0.93)	—	1.90	43.09	6.88	9,108	1.25	1.50	0.95	62
10/1/16 to 9/30/17	34.57	—	—	6.93	6.93	(0.31)	—	(0.31)	—	6.62	41.19 (15)	20.34 (15)	6,068	1.36	1.93	0.01	67
Class C
10/1/21 to 3/31/22(6)	$40.12	(0.17)	—	(4.88)	(5.05)	(0.05)	(6.06)	(6.11)	—	(11.16)	$28.96	(14.63) %	$ 287	2.00%	2.51%	(0.96) %	27%
10/1/20 to 9/30/21	33.00	(0.24)	—	7.60	7.36	(0.11)	(0.13)	(0.24)	—	7.12	40.12	22.36	373	2.00	2.47	(0.62)	51
10/1/19 to 9/30/20	30.72	(0.08)	—	2.40	2.32	(0.04)	—	(0.04)	—	2.28	33.00	7.56	722	2.00	2.49	(0.27)	60
10/1/18 to 9/30/19	41.63	0.05	—	(6.06)	(6.01)	—	(4.90)	(4.90)	—	(10.91)	30.72	(12.75)	963	2.04	2.59	0.16	55
10/1/17 to 9/30/18	40.01	(0.15)	—	2.55	2.40	(0.10)	(0.68)	(0.78)	—	1.62	41.63	5.99	2,610	2.08	2.27	(0.35)	62
10/1/16 to 9/30/17	33.78	(0.19)	—	6.67	6.48	(0.25)	—	(0.25)	—	6.23	40.01 (15)	19.39 (15)	2,829	2.14	2.50	(0.56)	67
Class P
10/1/21 to 3/31/22(6)	$41.77	(0.02)	—	(5.01)	(5.03)	(0.91)	(6.06)	(6.97)	—	(12.00)	$29.77	(14.26) %	$ 6,990	1.10%	1.30%	(0.12) %	27%
10/1/20 to 9/30/21	34.20	0.27	—	7.72	7.99	(0.29)	(0.13)	(0.42)	—	7.57	41.77	23.45	10,911	1.10	1.53	0.65	51
10/1/19 to 9/30/20	31.91	0.17	—	2.56	2.73	(0.44)	—	(0.44)	—	2.29	34.20	8.55	10,751	1.10	1.49	0.53	60
10/1/18 to 9/30/19	43.06	0.33	—	(6.25)	(5.92)	(0.33)	(4.90)	(5.23)	—	(11.15)	31.91	(11.92)	19,740	1.10	1.58	1.01	55
10/1/17 to 9/30/18	41.33	0.22	—	2.68	2.90	(0.49)	(0.68)	(1.17)	—	1.73	43.06	7.02	48,830	1.10	1.29	0.51	62
10/1/16 to 9/30/17	34.66	0.19	—	6.82	7.01	(0.34)	—	(0.34)	—	6.67	41.33 (15)	20.55 (15)	55,843	1.17	1.42	0.55	67
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
AllianzGI International Small-Cap Fund (Continued)
Institutional Class
10/1/21 to 3/31/22(6)	$43.24	— (9)	—	(5.24)	(5.24)	(0.90)	(6.06)	(6.96)	—	(12.20)	$31.04	(14.23) %	$ 21,677	1.04%	1.46%	(0.02) %	27%
10/1/20 to 9/30/21	35.49	0.29	—	8.03	8.32	(0.44)	(0.13)	(0.57)	—	7.75	43.24	23.55	29,125	1.04	1.50	0.69	51
10/1/19 to 9/30/20	33.21	0.23	—	2.63	2.86	(0.58)	—	(0.58)	—	2.28	35.49	8.61	31,942	1.04	1.51	0.69	60
10/1/18 to 9/30/19	44.65	0.47	—	(6.58)	(6.11)	(0.43)	(4.90)	(5.33)	—	(11.44)	33.21	(11.88)	40,477	1.04	1.61	1.39	55
10/1/17 to 9/30/18	42.85	0.32	—	2.71	3.03	(0.55)	(0.68)	(1.23)	—	1.80	44.65	7.09	49,443	1.05	1.28	0.70	62
10/1/16 to 9/30/17	35.91	0.36	—	6.92	7.28	(0.34)	—	(0.34)	—	6.94	42.85 (15)	20.58 (15)	67,921	1.11	1.43	0.94	67
Class R6
10/1/21 to 3/31/22(6)	$42.86	0.02	—	(5.18)	(5.16)	(0.99)	(6.06)	(7.05)	—	(12.21)	$30.65	(14.19) %	$ 30,200	1.00%	1.35%	0.10%	27%
10/1/20 to 9/30/21	35.17	0.32	—	7.94	8.26	(0.44)	(0.13)	(0.57)	—	7.69	42.86	23.60	31,785	1.00	1.41	0.77	51
10/1/19 to 9/30/20	33.03	0.26	—	2.59	2.85	(0.71)	—	(0.71)	—	2.14	35.17	8.63	29,889	1.00	1.43	0.80	60
10/1/18 to 9/30/19	44.64	0.48	—	(6.59)	(6.11)	(0.60)	(4.90)	(5.50)	—	(11.61)	33.03	(11.82)	28,630	1.00	1.49	1.44	55
10/1/17 to 9/30/18	42.90	0.40	—	2.66	3.06	(0.64)	(0.68)	(1.32)	—	1.74	44.64	7.14	33,876	1.00	1.22	0.87	62
10/1/16 to 9/30/17	35.94	0.22	—	7.09	7.31	(0.35)	—	(0.35)	—	6.96	42.90 (15)	20.66 (15)	17,804	1.05	1.42	0.60	67

AllianzGI Preferred Securities and Income Fund
Class P
10/1/21 to 3/31/22(6)	$16.35	0.28	—	(1.33)	(1.05)	(0.43)	(0.60)	(1.03)	—	(2.08)	$14.27	(6.76) %	$ 12	0.60%	0.94%	3.71%	44%
10/1/20 to 9/30/21	14.73	0.68	—	1.80	2.48	(0.77)	(0.09)	(0.86)	— (9)	1.62	16.35	17.18 (14)	13	0.60	1.08	4.29	132
10/1/19 to 9/30/20	15.65	0.63	—	(0.48)	0.15	(0.68)	(0.39)	(1.07)	—	(0.92)	14.73	1.01	11	0.60	1.36	4.27	166
10/1/18 to 9/30/19	15.06	0.68	—	0.64	1.32	(0.71)	(0.02)	(0.73)	—	0.59	15.65	9.14	11	0.60	2.04	4.55	98
5/30/18 (11) to 9/30/18	15.00	0.23	—	0.03	0.26	(0.20)	—	(0.20)	—	0.06	15.06	1.74	10	0.60 (13)	3.21 (13)	4.62 (13)	39
Institutional Class
10/1/21 to 3/31/22(6)	$16.36	0.29	—	(1.34)	(1.05)	(0.43)	(0.60)	(1.03)	—	(2.08)	$14.28	(6.79) %	$ 23,929	0.55%	0.94%	3.86%	44%
10/1/20 to 9/30/21	14.74	0.69	—	1.79	2.48	(0.77)	(0.09)	(0.86)	— (9)	1.62	16.36	17.13 (14)	6,904	0.55	1.21	4.36	132
10/1/19 to 9/30/20	15.65	0.66	—	(0.50)	0.16	(0.68)	(0.39)	(1.07)	—	(0.91)	14.74	1.13	7,662	0.55	1.34	4.52	166
10/1/18 to 9/30/19	15.06	0.69	—	0.64	1.33	(0.72)	(0.02)	(0.74)	—	0.59	15.65	9.21	3,035	0.55	2.09	4.62	98
5/30/18 (11) to 9/30/18	15.00	0.26	—	—	0.26	(0.20)	—	(0.20)	—	0.06	15.06	1.76	1,548	0.56 (13)	4.22 (13)	5.28 (13)	39
Class R6
10/1/21 to 3/31/22(6)	$16.36	0.29	—	(1.35)	(1.06)	(0.43)	(0.60)	(1.03)	—	(2.09)	$14.27	(6.80) %	$ 14,158	0.50%	0.88%	3.79%	44%
10/1/20 to 9/30/21	14.73	0.70	—	1.80	2.50	(0.78)	(0.09)	(0.87)	— (9)	1.63	16.36	17.32 (14)	16,296	0.50	1.08	4.39	132
10/1/19 to 9/30/20	15.65	0.65	—	(0.49)	0.16	(0.69)	(0.39)	(1.08)	—	(0.92)	14.73	1.10	17,839	0.50	1.35	4.41	166
10/1/18 to 9/30/19	15.06	0.70	—	0.64	1.34	(0.73)	(0.02)	(0.75)	—	0.59	15.65	9.26	14,646	0.50	2.00	4.66	98
5/30/18 (11) to 9/30/18	15.00	0.24	—	0.03	0.27	(0.21)	—	(0.21)	—	0.06	15.06	1.78	10,157	0.50 (13)	3.22 (13)	4.71 (13)	39
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

AllianzGI Short Duration High Income Fund
Class A
10/1/21 to 3/31/22(6)	$14.59	0.30	—	(0.31)	(0.01)	(0.40)	—	(0.40)	—	(0.41)	$14.18	0.00% (17)	$ 137,464	0.86%	0.97%	4.13%	36%
10/1/20 to 9/30/21	13.99	0.62	—	0.84	1.46	(0.86)	—	(0.86)	—	0.60	14.59	10.65	145,424	0.86	0.93	4.24	69
10/1/19 to 9/30/20	14.62	0.58	—	(0.54)	0.04	(0.67)	—	(0.67)	—	(0.63)	13.99	0.37	136,690	0.86	0.87	4.13	81
10/1/18 to 9/30/19	14.93	0.51	—	(0.11)	0.40	(0.71)	—	(0.71)	—	(0.31)	14.62	2.85	136,086	0.88	0.88	3.52	47
10/1/17 to 9/30/18	15.18	0.59	—	(0.16)	0.43	(0.68)	—	(0.68)	—	(0.25)	14.93	2.95	150,899	0.89	0.89	3.92	60
10/1/16 to 9/30/17	15.29	0.60	—	0.04	0.64	(0.75)	—	(0.75)	—	(0.11)	15.18	4.27	218,312	0.89	0.89	3.94	88
Class C
10/1/21 to 3/31/22(6)	$14.63	0.28	—	(0.30)	(0.02)	(0.38)	—	(0.38)	—	(0.40)	$14.23	(0.06) %	$ 69,420	1.11%	1.24%	3.88%	36%
10/1/20 to 9/30/21	13.98	0.58	—	0.84	1.42	(0.77)	—	(0.77)	—	0.65	14.63	10.34	77,032	1.11	1.20	4.00	69
10/1/19 to 9/30/20	14.61	0.54	—	(0.54)	—	(0.63)	—	(0.63)	—	(0.63)	13.98	0.12	90,863	1.12	1.13	3.86	81
10/1/18 to 9/30/19	14.90	0.47	—	(0.10)	0.37	(0.66)	—	(0.66)	—	(0.29)	14.61	2.58	117,058	1.14	1.14	3.25	47
10/1/17 to 9/30/18	15.15	0.55	—	(0.15)	0.40	(0.65)	—	(0.65)	—	(0.25)	14.90	2.74	135,483	1.11	1.11	3.70	60
10/1/16 to 9/30/17	15.27	0.56	—	0.03	0.59	(0.71)	—	(0.71)	—	(0.12)	15.15	4.00	148,587	1.12	1.12	3.70	88
Class P
10/1/21 to 3/31/22(6)	$14.52	0.31	—	(0.30)	0.01	(0.42)	—	(0.42)	—	(0.41)	$14.11	0.10%	$ 205,101	0.65% (7)(16)	0.58%	4.32%	36%
10/1/20 to 9/30/21	13.90	0.65	—	0.83	1.48	(0.86)	—	(0.86)	—	0.62	14.52	10.81	247,819	0.65	0.76	4.45	69
10/1/19 to 9/30/20	14.51	0.59	—	(0.51)	0.08	(0.69)	—	(0.69)	—	(0.61)	13.90	0.69	264,908	0.63	0.67	4.16	81
10/1/18 to 9/30/19	14.88	0.53	—	(0.10)	0.43	(0.80)	—	(0.80)	—	(0.37)	14.51	3.05	501,138	0.65	0.65	3.70	47
10/1/17 to 9/30/18	15.13	0.62	—	(0.15)	0.47	(0.72)	—	(0.72)	—	(0.25)	14.88	3.21	411,367	0.65	0.65	4.14	60
10/1/16 to 9/30/17	15.24	0.63	—	0.05	0.68	(0.79)	—	(0.79)	—	(0.11)	15.13	4.56	700,376	0.63	0.63	4.19	88
Institutional Class
10/1/21 to 3/31/22(6)	$14.47	0.31	—	(0.29)	0.02	(0.42)	—	(0.42)	—	(0.40)	$14.07	0.14%	$ 304,734	0.60%	0.74%	4.40%	36%
10/1/20 to 9/30/21	13.89	0.65	—	0.84	1.49	(0.91)	—	(0.91)	—	0.58	14.47	10.91	251,201	0.60	0.70	4.50	69
10/1/19 to 9/30/20	14.52	0.61	—	(0.54)	0.07	(0.70)	—	(0.70)	—	(0.63)	13.89	0.63	285,572	0.61	0.64	4.35	81
10/1/18 to 9/30/19	14.89	0.54	—	(0.11)	0.43	(0.80)	—	(0.80)	—	(0.37)	14.52	3.06	388,672	0.63	0.63	3.74	47
10/1/17 to 9/30/18	15.14	0.63	—	(0.15)	0.48	(0.73)	—	(0.73)	—	(0.25)	14.89	3.26	388,443	0.60	0.60	4.20	60
10/1/16 to 9/30/17	15.25	0.64	—	0.04	0.68	(0.79)	—	(0.79)	—	(0.11)	15.14	4.61	539,078	0.59	0.59	4.22	88
Class R6
10/1/21 to 3/31/22(6)	$14.48	0.32	—	(0.30)	0.02	(0.42)	—	(0.42)	—	(0.40)	$14.08	0.15%	$ 21,437	0.55%	0.66%	4.43%	36%
10/1/20 to 9/30/21	13.89	0.66	—	0.83	1.49	(0.90)	—	(0.90)	—	0.59	14.48	10.95	21,117	0.55	0.63	4.59	69
10/1/19 to 9/30/20	14.52	0.62	—	(0.54)	0.08	(0.71)	—	(0.71)	—	(0.63)	13.89	0.70	33,741	0.55	0.56	4.49	81
10/1/18 to 9/30/19	14.89	0.56	—	(0.11)	0.45	(0.82)	—	(0.82)	—	(0.37)	14.52	3.20	39,234	0.57	0.57	3.89	47
10/1/17 to 9/30/18	15.14	0.64	—	(0.16)	0.48	(0.73)	—	(0.73)	—	(0.25)	14.89	3.29	52,922	0.55	0.55	4.27	60
2/1/17 (11) to 9/30/17	15.18	0.42	—	0.03	0.45	(0.49)	—	(0.49)	—	(0.04)	15.14	3.04	70,595	0.56	0.56	4.25	88
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

AllianzGI Water Fund
Class A
10/1/21 to 3/31/22(6)	$22.45	(0.05)	—	(0.80)	(0.85)	(0.25)	(1.51)	(1.76)	—	(2.61)	$19.84	(4.62) %	$ 279,129	1.22%	1.46%	(0.44) %	0% (18)
10/1/20 to 9/30/21	17.63	0.26	—	4.87	5.13	(0.04)	(0.27)	(0.31)	—	4.82	22.45	29.41	286,453	1.22	1.45	1.23	32
10/1/19 to 9/30/20	16.31	0.06	—	1.77	1.83	(0.11)	(0.40)	(0.51)	—	1.32	17.63	11.35	200,384	1.22	1.40	0.37	28
10/1/18 to 9/30/19	15.54	0.11	—	1.15	1.26	(0.13)	(0.36)	(0.49)	—	0.77	16.31	8.88	177,463	1.23	1.40	0.76	33
10/1/17 to 9/30/18	15.49	0.13	—	0.34	0.47	(0.04)	(0.38)	(0.42)	—	0.05	15.54	3.05	172,374	1.19	1.41	0.84	34
10/1/16 to 9/30/17	14.46	0.08	—	1.08	1.16	(0.05)	(0.08)	(0.13)	—	1.03	15.49	8.18	190,693	1.33	1.44	0.59	29
Class C
10/1/21 to 3/31/22(6)	$21.18	(0.12)	—	(0.76)	(0.88)	(0.08)	(1.51)	(1.59)	—	(2.47)	$18.71	(4.97) %	$ 62,461	1.97%	2.20%	(1.20) %	0% (18)
10/1/20 to 9/30/21	16.73	0.09	—	4.63	4.72	— (9)	(0.27)	(0.27)	—	4.45	21.18	28.48	68,805	1.97	2.20	0.43	32
10/1/19 to 9/30/20	15.52	(0.06)	—	1.67	1.61	—	(0.40)	(0.40)	—	1.21	16.73	10.48	57,901	1.97	2.16	(0.38)	28
10/1/18 to 9/30/19	14.79	—	—	1.10	1.10	(0.01)	(0.36)	(0.37)	—	0.73	15.52	8.02	70,175	1.98	2.15	0.01	33
10/1/17 to 9/30/18	14.82	0.01	—	0.34	0.35	—	(0.38)	(0.38)	—	(0.03)	14.79	2.35	83,156	1.94	2.16	0.07	34
10/1/16 to 9/30/17	13.90	(0.01)	—	1.01	1.00	—	(0.08)	(0.08)	—	0.92	14.82	7.32	89,250	2.07	2.19	(0.07)	29
Class P
10/1/21 to 3/31/22(6)	$22.53	(0.02)	—	(0.81)	(0.83)	(0.23)	(1.51)	(1.74)	—	(2.57)	$19.96	(4.49) %	$ 286,612	0.94%	1.14%	(0.18) %	0% (18)
10/1/20 to 9/30/21	17.68	0.32	—	4.88	5.20	(0.08)	(0.27)	(0.35)	—	4.85	22.53	29.77	339,111	0.94	1.25	1.51	32
10/1/19 to 9/30/20	16.33	0.11	—	1.77	1.88	(0.13)	(0.40)	(0.53)	—	1.35	17.68	11.67	240,922	0.94	1.16	0.66	28
10/1/18 to 9/30/19	15.59	0.15	—	1.14	1.29	(0.19)	(0.36)	(0.55)	—	0.74	16.33	9.14	210,425	0.95	1.17	1.03	33
10/1/17 to 9/30/18	15.57	0.17	—	0.36	0.53	(0.13)	(0.38)	(0.51)	—	0.02	15.59	3.40	243,338	0.93	1.15	1.12	34
10/1/16 to 9/30/17	14.54	0.15	—	1.04	1.19	(0.08)	(0.08)	(0.16)	—	1.03	15.57	8.40	210,746	1.04	1.16	1.02	29
Institutional Class
10/1/21 to 3/31/22(6)	$22.06	(0.02)	—	(0.77)	(0.79)	(0.32)	(1.51)	(1.83)	—	(2.62)	$19.44	(4.46) %	$ 361,221	0.93%	1.21%	(0.15) %	0% (18)
10/1/20 to 9/30/21	17.33	0.33	—	4.77	5.10	(0.10)	(0.27)	(0.37)	—	4.73	22.06	29.76	325,247	0.93	1.21	1.57	32
10/1/19 to 9/30/20	16.03	0.11	—	1.74	1.85	(0.15)	(0.40)	(0.55)	—	1.30	17.33	11.71	204,320	0.93	1.13	0.68	28
10/1/18 to 9/30/19	15.31	0.15	—	1.11	1.26	(0.18)	(0.36)	(0.54)	—	0.72	16.03	9.12	152,496	0.94	1.18	1.04	33
10/1/17 to 9/30/18	15.32	0.17	—	0.34	0.51	(0.14)	(0.38)	(0.52)	—	(0.01)	15.31	3.36	164,322	0.92	1.14	1.13	34
10/1/16 to 9/30/17	14.33	0.16	—	1.02	1.18	(0.11)	(0.08)	(0.19)	—	0.99	15.32	8.49	142,353	1.01	1.15	1.13	29

NFJ Emerging Markets Value Fund
Class A
10/1/21 to 3/31/22(6)	$20.11	0.01	—	(2.30)	(2.29)	(0.03)	—	(0.03)	—	(2.32)	$17.79	(11.40) %	$ 12,783	1.14%	1.48%	0.07%	43%
10/1/20 to 9/30/21	18.09	0.05	—	2.17	2.22	(0.20)	—	(0.20)	—	2.02	20.11	12.24	15,565	1.14	1.50	0.26	56
10/1/19 to 9/30/20	15.55	0.15	—	2.58	2.73	(0.19)	—	(0.19)	—	2.54	18.09	17.63	14,907	1.14	1.64	0.89	105
10/1/18 to 9/30/19	16.18	0.42	—	(0.68)	(0.26)	(0.37)	—	(0.37)	—	(0.63)	15.55	(1.68)	14,395	1.15	1.65	2.69	101
10/1/17 to 9/30/18	17.24	0.41	—	(1.14)	(0.73)	(0.26)	(0.07)	(0.33)	—	(1.06)	16.18	4.36	22,590	1.14	1.65	2.31	116
10/1/16 to 9/30/17	14.31	0.40	—	2.85	3.25	(0.32)	—	(0.32)	—	2.93	17.24 (19)	23.07 (15)	11,026	1.22	3.32	2.58	120
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
NFJ Emerging Markets Value Fund (Continued)
Class C
10/1/21 to 3/31/22(6)	$20.12	(0.07)	—	(2.29)	(2.36)	—	—	—	—	(2.36)	$17.76	(11.73) %	$ 718	1.89%	2.20%	(0.70) %	43%
10/1/20 to 9/30/21	18.07	(0.11)	—	2.17	2.06	(0.01)	—	(0.01)	—	2.05	20.12	11.40	914	1.89	2.25	(0.51)	56
10/1/19 to 9/30/20	15.56	0.03	—	2.57	2.60	(0.09)	—	(0.09)	—	2.51	18.07	16.75	1,016	1.89	2.37	0.16	105
10/1/18 to 9/30/19	16.23	0.35	—	(0.73)	(0.38)	(0.29)	—	(0.29)	—	(0.67)	15.56	(2.38)	1,006	1.90	2.40	2.24	101
10/1/17 to 9/30/18	17.33	0.24	—	(1.11)	(0.87)	(0.16)	(0.07)	(0.23)	—	(1.10)	16.23	(5.08)	1,196	1.90	2.38	1.35	116
10/1/16 to 9/30/17	14.29	0.34	—	2.81	3.15	(0.11)	—	(0.11)	—	3.04	17.33 (19)	22.06 (15)	527	1.95	4.00	2.16	120
Class P
10/1/21 to 3/31/22(6)	$19.99	0.02	—	(2.28)	(2.26)	(0.05)	—	(0.05)	—	(2.31)	$17.68	(11.34) %	$ 10,472	0.99%	1.37%	0.22%	43%
10/1/20 to 9/30/21	18.05	0.09	—	2.15	2.24	(0.30)	—	(0.30)	—	1.94	19.99	12.40	10,449	0.99 (10)	1.47	0.44	56
10/1/19 to 9/30/20	15.53	0.22	—	2.53	2.75	(0.23)	—	(0.23)	—	2.52	18.05	17.85	7,192	0.99	1.27	1.33	105
10/1/18 to 9/30/19	16.16	0.45	—	(0.69)	(0.24)	(0.39)	—	(0.39)	—	(0.63)	15.53	(1.53)	2,022	0.99	1.32	2.90	101
10/1/17 to 9/30/18	17.13	0.36	—	(1.08)	(0.72)	(0.18)	(0.07)	(0.25)	—	(0.97)	16.16	(4.30)	3,312	0.98	1.48	2.03	116
10/1/16 to 9/30/17	14.31	0.46	—	2.78	3.24	(0.42)	—	(0.42)	—	2.82	17.13 (19)	23.22 (15)	19,899	1.05	3.00	2.99	120
Institutional Class
10/1/21 to 3/31/22(6)	$19.98	0.03	—	(2.28)	(2.25)	(0.06)	—	(0.06)	—	(2.31)	$17.67	(11.32) %	$ 99,097	0.89%	1.21%	0.31%	43%
10/1/20 to 9/30/21	18.01	0.11	—	2.15	2.26	(0.29)	—	(0.29)	—	1.97	19.98	12.50	122,736	0.89	1.27	0.50	56
10/1/19 to 9/30/20	15.48	0.19	—	2.57	2.76	(0.23)	—	(0.23)	—	2.53	18.01	17.95	115,817	0.89	1.34	1.18	105
10/1/18 to 9/30/19	16.29	0.49	—	(0.73)	(0.24)	(0.57)	—	(0.57)	—	(0.81)	15.48	(1.45)	90,711	0.90	1.37	3.13	101
10/1/17 to 9/30/18	17.49	0.42	—	(1.11)	(0.69)	(0.44)	(0.07)	(0.51)	—	(1.20)	16.29	(4.12)	111,161	0.90	1.39	2.41	116
10/1/16 to 9/30/17	14.46	0.44	—	2.91	3.35	(0.32)	—	(0.32)	—	3.03	17.49 (19)	23.33 (15)	34,444	0.95	2.87	2.71	120

Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(6)	Unaudited.
(7)	See Note 4D in Notes to Financial Statements for information on recapture of expenses previously reimbursed and/or waived.
(8)	Portfolio turnover rate excludes securities received or delivered from in-kind fund share transactions.
(9)	Amount is less than $0.005 per share.
(10)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(11)	Inception date.
(12)	Portfolio turnover is representative of the Fund for the entire period.
(13)	Certain expenses incurred by the Fund were not annualized.
(14)	Payment from affiliate had no impact on total return.
(15)	Payments from affiliates increased the end of period net asset value and total return by less than $0.01 and 0.01%, respectively.
(16)	The share class is currently under its expense limitation.
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
(17)	Amount is less than 0.005%.
(18)	Portfolio turnover is less than 0.50% for the period.
(19)	Payments from affiliates increased the end of year net asset value (“NAV”) and total return by $0.02 and 0.15%, respectively, for Class A, $0.02 and 0.14%, respectively, for Class C, $0.02 and 0.14%, respectively, for Class P and $0.01 and 0.07%, respectively for Institutional Class. If the Affiliates had not made these payments, the end of year NAV and total return would have been $17.22 and 22.92%, respectively, for Class A, $17.31 and 21.92%, respectively, for Class C, $17.11 and 23.08%, respectively, for Class P and $17.48 and 23.26%, respectively for Institutional Class.
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2022
Note 1. Organization
Virtus Strategy Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, the Trust is comprised of 11 funds (each a “Fund” or collectively, the “Funds”), each reported in this semiannual report. Each Fund has a distinct investment objective and all of the Funds, except the AllianzGI Water Fund are diversified.
The Funds have the following investment objective(s):
Fund	Investment objective(s)
AllianzGI Convertible Fund	Seeking maximum total return, consisting of capital appreciation and current income.
AllianzGI Core Plus Bond Fund	Seeking total return, consisting of current income and capital appreciation.
AllianzGI Global Allocation Fund	Seeking after-inflation capital appreciation and current income.
AllianzGI Global Dynamic Allocation Fund	Seeking long-term capital appreciation.
AllianzGI Global Sustainability Fund	Seeking long-term capital appreciation.
AllianzGI High Yield Bond Fund	Seeking a high level of current income and capital growth.
AllianzGI International Small-Cap Fund	Seeking maximum long-term capital appreciation.
AllianzGI Preferred Securities and Income Fund	Seeking total return consisting of high current income and capital appreciation.
AllianzGI Short Duration High Income Fund	Seeking a high level of current income with lower volatility than the broader high yield market.
AllianzGI Water Fund	Seeking long-term capital appreciation.
NFJ Emerging Markets Value Fund	Seeking long-term capital appreciation.
There is no guarantee that a Fund will achieve its objective(s).
The AllianzGI Convertible Fund, AllianzGI Global Allocation Fund and AllianzGI Global Dynamic Allocation Fund offer Class A shares, Class C shares, Class P shares, Institutional Class shares, Class R6 Shares, and Administrative Class shares. The AllianzGI Core Plus Bond Fund and AllianzGI Preferred Securities and Income Fund offer Class P shares, Institutional Class shares, and Class R6 shares. The AllianzGI High Yield Bond Fund offers Class A shares, Class C shares, Class P shares, Institutional Class shares, and Administrative Class shares. The AllianzGI Global Sustainability Fund offers Class A shares, Class P shares, and Institutional Class shares. The AllianzGI International Small-Cap Fund and AllianzGI Short Duration High Income Fund offer Class A shares, Class C shares, Class P shares, Institutional Class shares, and Class R6 shares. The AllianzGI Water Fund and NFJ Emerging Markets Value Fund offer Class A shares, Class C shares, Institutional Class shares, and Class P shares.
Class A shares of AllianzGI High Yield Bond Fund are sold with a front-end sales charge of up to 3.75% with some exceptions. Class A shares of AllianzGI Short Duration High Income Fund are sold with a front-end sales charge of up to 2.25% with some exceptions. Class A shares of all other Funds are sold with a front-end sales charge of up to 5.50% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% - 1.00% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 12 months for the AllianzGI Short Duration High Income Fund, and 18 months for all other Funds. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
On May 21, 2021, all Class R shares for the AllianzGI Convertible Fund, AllianzGI Global Allocation Fund, AllianzGI Global Dynamic Allocation Fund, AllianzGI High Yield Bond Fund, and AllianzGI International Small-Cap Fund were converted into Class A shares of the respective Fund.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund following a required holding period, which as of March 1, 2021, was eight years. Effective February 26, 2021, if an investor intends to purchase greater than $999,999 of Class C shares, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses. Class P shares, Institutional Class shares, Class R6 shares, and Administrative Class shares are sold without a front-end sales charge or CDSC.
Class P shares are offered primarily through certain asset allocation, wrap fee and other similar programs offered by broker-dealers and other intermediaries (“service agents”) that have established a shareholder servicing relationship with the Trust on behalf of their customers. Such programs established with broker-dealers or financial intermediaries may purchase shares only if the program for which the shares are being acquired will maintain an omnibus or pooled account for each fund. Class P shares may also be offered for direct investment by other investors such as pension and profit sharing plans, employee benefit trusts and plan alliances, endowments, foundations and corporations.
Institutional Class shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the Funds’ distributor or transfer agent to offer Institutional Class shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Institutional Class shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the Funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of

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Virtus and its affiliates. If you are eligible to purchase and do purchase Institutional Class shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Institutional Class shares.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
Administrative Class shares are offered primarily through employee benefit plan alliances, broker-dealers, and other intermediaries, and each Fund pays service or distribution fees to such entities for services they provide to Administrative Class shareholders.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class P shares, Institutional Class shares, Class R6 shares, and Administrative Class shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
The Trust is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
. Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
     .    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
     .    Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

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Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Conversion premium is not amortized. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.

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F.	Convertible Securities
Certain Funds may invest a portion of their assets in convertible securities. Although convertible securities derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Funds’ investments in convertible securities include features which render them sensitive to price changes in their underlying securities. The value of structured/synthetic convertible securities can be affected by interest rate changes and credit risks of the issuer. Such securities may be structured in ways that limit their potential for capital appreciation, and the entire value of the security may be at risk of loss depending on the performance of the underlying equity security. Consequently, the Funds are exposed to greater downside risk than traditional convertible securities, but typically still less than that of the underlying stock.
G.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
H.	Payment-In-Kind Securities
Certain Funds may invest in payment-in-kind securities, which are debt or preferred stock securities that require or permit payment of interest in the form of additional securities. Payment-in-kind securities allow the issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater risk than securities that pay interest currently or in cash.
I.	Securities Traded on a To-Be-Announced Basis
Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date a Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
J.	When-issued Purchases and Forward Commitments (Delayed Delivery)
Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Funds to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and forward commitment securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
K.	Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
A Fund may invest in both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. The lack of financial maintenance covenants in covenant lite loans increases the risk that the

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applicable Fund will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.
L.	Warrants
The Funds may receive warrants. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants may be freely transferable and are often traded on major exchanges. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.
M.	Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
As of March 31, 2022, none of the Funds were lending under the agreement with BNYM.
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.
A.	Futures Contracts
A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by a Fund for financial statement purposes on a daily basis as unrealized appreciation or depreciation. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized. This is presented in the Statement of Operations as net realized gain (loss) from future contracts.
During the period ended March 31, 2022, the AllianzGI Core Plus Bond Fund, AllianzGI Global Allocation Fund, AllianzGI Global Dynamic Allocation Fund and AllianzGI Preferred Securities and Income Fund utilized futures to optimize performance by gaining exposure to broad markets or to hedge the risk of securities within the portfolios. The potential risks of doing so are that 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) the Fund’s success in using futures will be dependent upon the subadviser’s ability to correctly predict such price movements, 4) liquidity of futures can be adversely affected by market factors, and the prices of such securities may move in unexpected ways, and 5) if the Fund cannot close out a futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments. Securities deposited as margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as “Cash pledged as collateral for futures contracts”.
B.	Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund

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as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of the contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.
During the period ended March 31, 2022, the AllianzGI Global Allocation Fund, AllianzGI Global Dynamic Allocation Fund, AllianzGI Global Sustainability Fund, AllianzGI International Small-Cap Fund and AllianzGI Water Fund entered into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk).
Forward foreign currency contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
C.	Options Contracts
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. Certain Funds may purchase or write both put and call options on portfolio securities. A Fund doing so is subject to equity price risk and/or foreign currency risk in the normal course of pursuing its investment objectives.
When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments. Purchased options are reported as an asset within “Investment in securities at value” in the Statements of Assets and Liabilities. Written options are reported as a liability within “Written options at value.” Changes in value of the purchased option are included in “Net change in unrealized appreciation (depreciation) from investments” in the Statements of Operations. Changes in value of written options are included in “Net change in unrealized appreciation (depreciation) from written options” in the Statements of Operations.
If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the Statements of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) from written options” in the Statements of Operations.
The risk in writing call options is that the Fund gives up the opportunity for profit if the market price/foreign currency rate of the referenced security/currency increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price/foreign currency rate of the referenced security/currency decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value. As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline.
During the period ended March 31, 2022, the AllianzGI Global Dynamic Allocation Fund invested in purchased call options contracts and written covered call options contracts in an attempt to manage equity price risk and with the purpose of generating realized gains.
D.	Swaps
Certain Funds enter into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The value of the swap is reflected on the Statements of Assets and Liabilities as “Swaps at value”. Swaps are marked-to-market daily and changes in value are recorded as “Net change in unrealized appreciation (depreciation) on swaps” in the Statements of Operations.
Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown under “Swaps at value” in the Statements of Assets and Liabilities and are amortized over the term of the swap. When a swap is terminated, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the unamortized premium received or paid. Cash settlements between the Fund and the counterparty are recognized as “Net realized gain (loss) on swaps” in the Statements of Operations. Swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a clearing broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the clearing broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.
Securities deposited as margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as “Cash pledged as collateral for cleared swaps”.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty

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March 31, 2022
to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Credit default swaps – A Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on a combination or basket of single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to any of the referenced entities (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. The Funds may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).
During the period ended March 31, 2022, the AllianzGI Core Plus Bond Fund, AllianzGI Global Allocation Fund, AllianzGI Global Dynamic Allocation Fund and AllianzGI Preferred Securities and Income Fund utilized both single name credit default swaps and credit index swaps to gain exposure to short individual securities or to gain exposure to a credit or asset-backed index.
Total return swaps – Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Certain Funds may enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk).
Certain Funds may enter into equity basket swaps to obtain exposure to a portfolio of long and short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. This means that the Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within the swap are reset periodically, and financing costs are reset monthly.
During a reset, any unrealized gains (losses) on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the ISDA Master Agreement (defined below in “Derivative Risks”) between the Fund and the counterparty.
The value of the swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable. The swap involves additional risks than if the Fund has invested in the underlying positions directly, including: the risk that changes in the swap may not correlate perfectly with the underlying long and short securities; credit risk related to the counterparty’s failure to perform under contract terms; and liquidity risk related to the lack of a liquid market for the swap contract, which may limit the ability of the Fund to close out its position(s).
During the period ended March 31, 2022, the Funds did not utilize total return swaps.
Interest rate swaps – Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Certain Funds may enter into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk).
During the period ended March 31, 2022, the Funds did not utilize interest rate swaps.
Inflation swaps – Inflation swaps are contracts in which one party agrees to pay the cumulative percentage increase in a price index (e.g., the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), while the other pays a compounded fixed rate. One factor that may lead to changes in the values of inflation swaps is a change in real interest rates, which are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a decrease in value of an inflation swap. Certain Funds may enter into inflation swaps to hedge the inflation risk associated with non-inflation indexed investments, thereby creating “synthetic” inflation-indexed investments.

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022
During the period ended March 31, 2022, the Funds did not utilize inflation swaps.
Variance swaps –Variance swaps are contracts in which two parties agree to exchange cash payments based on the difference between the stated level of variance and the actual variance realized on an underlying asset or index. Certain Funds may enter into variance swaps in an attempt to hedge equity market risk or adjust exposure to the equity markets.
During the period ended March 31, 2022, the AllianzGI Global Dynamic Allocation Fund utilized variance swaps to capitalize on volatility in the equity markets.
The following is a summary of derivative instruments categorized by primary risk exposure, presented in the Statements of Assets and Liabilities at March 31, 2022:

Primary Risk		AllianzGI Core Plus Bond Fund	AllianzGI Global Allocation Fund
Asset Derivatives
Credit contracts	Variation margin payable/receivable on swap contracts(1)	$ 7	$ 2
Equity contracts	Variation margin payable/receivable on futures contracts(1)	—	1,334
Foreign currency exchange contracts	Variation margin payable/receivable on futures contracts(1)	—	191
Interest rate contracts	Variation margin payable/receivable on futures contracts(1)	212	1,114
Total		$ 219	$ 2,641
Liability Derivatives
Credit contracts	Variation margin payable/receivable on swap contracts(1)	$(224)	$ (287)
Equity contracts	Variation margin payable/receivable on futures contracts(1)	—	(58)
Foreign currency exchange contracts	Variation margin payable/receivable on futures contracts(1)	—	(50)
Interest rate contracts	Variation margin payable/receivable on futures contracts(1)	(64)	(776)
Total		$(288)	$(1,171)

Primary Risk		AllianzGI Global Dynamic Allocation Fund	AllianzGI Preferred Securities and Income Fund
Asset Derivatives
Credit contracts	Variation margin payable/receivable on swap contracts(1)	$ 1	$ —
Equity contracts	Variation margin payable/receivable on futures contracts(1)	16	—
Equity contracts	Purchased options at value(2)	90	—
Interest rate contracts	Variation margin payable/receivable on futures contracts(1)	7	97
Interest rate contracts	Swaps at value	30	—
Total		$ 144	$ 97
Liability Derivatives
Credit contracts	Variation margin payable/receivable on swap contracts(1)	$ (31)	$(198)
Equity contracts	Variation margin payable/receivable on futures contracts(1)	(116)	—
Equity contracts	Written options at value	(53)	—
Interest rate contracts	Variation margin payable/receivable on futures contracts(1)	(117)	(4)
Total		$(317)	$(202)

(1)	The variation margin shown in the Statements of Assets and Liabilities is the daily change in the unrealized appreciation (depreciation) for open futures and exchange traded swap contracts. The fair values reported in the Schedules of Investments represent the cumulative unrealized gain (loss) from the date the contract was opened until March 31, 2022.
(2)	Amount included in Investment in securities at value.

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022
The following is a summary of derivative instruments categorized by primary risk exposure, presented in the Statements of Operations for the period ended March 31, 2022:
Primary Risk		AllianzGI Core Plus Bond Fund	AllianzGI Global Allocation Fund	AllianzGI Global Dynamic Allocation Fund
Net Realized Gain (Loss) From
Credit contracts	Swaps	$ 72	$ 87	$ 10
Equity contracts	Futures	—	(2,893)	(973)
Equity contracts	Purchased options(1)	—	—	(60)
Equity contracts	Written options	—	—	3
Foreign currency contracts	Forward foreign currency transactions	—	— (2)	(1)
Foreign currency contracts	Futures	—	518	161
Interest rate contracts	Futures	(74)	(454)	(72)
Interest rate contracts	Swaps	—	—	292
Total		$ (2)	$ (2,742)	$ (640)
Net Change in Unrealized Appreciation/Depreciation on
Credit contracts	Swaps	$ 13	$ (24)	$ (1)
Equity contracts	Futures	—	2,389	118
Equity contracts	Purchased options(3)	—	—	55
Equity contracts	Written options	—	—	(33)
Foreign currency contracts	Futures	—	(57)	—
Interest rate contracts	Futures	137	113	(51)
Interest rate contracts	Swaps	—	—	72
Total		$ 150	$ 2,421	$ 160

Primary Risk		AllianzGI Global Sustainability Fund	AllianzGI International Small-Cap Fund	AllianzGI Preferred Securities and Income Fund	AllianzGI Water Fund
Net Realized Gain (Loss) From
Credit contracts	Swaps	$—	$ —	$16	$ —
Foreign currency contracts	Forward foreign currency transactions	2	(10)	—	(2)
Interest rate contracts	Futures	—	—	20	—
Total		$ 2	$ (10)	$36	$ (2)
Net Change in Unrealized Appreciation/Depreciation on
Credit contracts	Swaps	$—	$ —	$ 1	$ —
Interest rate contracts	Futures	—	—	95	—
Total		$—	$ —	$96	$ —

(1)	Included in net realized gain (loss) on investments within the Statement of Operations.
(2)	Amount is less than $500.
(3)	Included in net change in unrealized appreciation (depreciation) on investments within the Statement of Operations.

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022
The table below shows the quarterly average volume (unless otherwise specified) of the derivatives held by the applicable Funds for the period ended March 31, 2022.
	AllianzGI Core Plus Bond Fund	AllianzGI Global Allocation Fund	AllianzGI Global Dynamic Allocation Fund
Purchased Options(1)	$ —	$ —	$ 25
Written Options(1)	—	—	(7)
Futures Contracts - Long Positions(2)	(22)	5	(21)
Futures Contracts - Short Positions(2)	56	506	(19)
Forward Foreign Currency Exchange Purchase Contracts	—	— (3)	— (3)
Forward Foreign Currency Exchange Sale Contracts	—	— (3)	— (3)
Credit Default Swap Agreements - Buy Protection(4)	(10,559)	(14,703)	(1,140)
Credit Default Swap Agreements - Sell Protection(4)	138	152	32
Variance Swap Agreements(4)	—	—	25

	AllianzGI Global Sustainability Fund	AllianzGI International Small-Cap Fund	AllianzGI Preferred Securities and Income Fund
Futures Contracts - Long Positions(2)	$ —	$ —	$ (1)
Futures Contracts - Short Positions(2)	—	—	31
Forward Foreign Currency Exchange Purchase Contracts	— (3)	— (3)	—
Forward Foreign Currency Exchange Sale Contracts	— (3)	— (3)	—
Credit Default Swap Agreements - Buy Protection(4)	—	—	(3,218)

AllianzGI Water Fund
Forward Foreign Currency Exchange Purchase Contracts	$— (3)
Forward Foreign Currency Exchange Sale Contracts	— (3)
(1) Average premium amount.
(2) Average unrealized for the period.
(3) Fund had derivative activity during the period but did not have open positions at any month-end in the period.
(4) Notional amount.
E.	Derivative Risks
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
A Fund’s risk of loss from counterparty credit risk on derivatives bought or sold OTC, rather than traded on a securities exchange, is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.
With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022
applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
F.	Collateral Requirements and Master Netting Agreements (“MNA”)
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Funds as of March 31, 2022:

At March 31, 2022, the Funds’ derivative assets and liabilities (by type) are as follows:
	AllianzGI Core Plus Bond Fund		AllianzGI Global Allocation Fund
	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$—	$ 40	$ —	$ 378
Centrally cleared swaps	—	8	53	—
Total derivative assets and liabilities in the Statements of Assets and Liabilities	$—	$ 48	$ 53	$ 378
Derivatives not subject to a MNA or similar agreement	—	(48)	(53)	(378)
Total assets and liabilities subject to a MNA	$—	$ —	$ —	$ —

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022
At March 31, 2022, the Funds’ derivative assets and liabilities (by type) are as follows:
	AllianzGI Global Dynamic Allocation Fund		AllianzGI Preferred Securities and Income Fund
	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$ 5	$ —	$—	$ 23
Centrally cleared swaps	1	—	—	10
OTC swaps	30	—	—	—
Purchased options	90	—	—	—
Written options	—	53	—	—
Total derivative assets and liabilities in the Statements of Assets and Liabilities	$126	$ 53	$—	$ 33
Derivatives not subject to a MNA or similar agreement	(96)	(53)	—	(33)
Total assets and liabilities subject to a MNA	$ 30	$ —	$—	$ —

The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Funds as of March 31, 2022.
AllianzGI Global Dynamic Allocation Fund
Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Goldman Sachs & Co. LLC	$30	$—	$—	$—	$30
Total	$30	$—	$—	$—	$30

Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:
Fund	Advisory Fee
AllianzGI Convertible Fund	0.57%
AllianzGI Core Plus Bond Fund	0.30
AllianzGI Global Allocation Fund	0.70
AllianzGI Global Dynamic Allocation Fund	0.70
AllianzGI Global Sustainability Fund	0.80
AllianzGI High Yield Bond Fund	0.48
AllianzGI International Small-Cap Fund	1.00
AllianzGI Preferred Securities and Income Fund	0.45
AllianzGI Short Duration High Income Fund	0.48
AllianzGI Water Fund	0.95
NFJ Emerging Markets Value Fund	0.85
During the period ended March 31, 2022, the AllianzGI Global Allocation Fund invested a portion of its assets in AllianzGI Global Sustainability Fund, an affiliated mutual fund. In order to avoid any duplication of advisory fees, the Adviser voluntarily waived its advisory fees in an amount equal to that which would otherwise be paid by the Fund on the assets invested in the AllianzGI Global Sustainability Fund. For the period ended March 31, 2022, the waiver amounted to $329 for AllianzGI Global Allocation Fund. This waiver was in addition to the expense limitation and/or fee waiver covered elsewhere in these financial statements and is included in the Statements of Operations in “Less expenses reimbursed and/or waived by investment adviser and/or distributor.”
B.	Subadvisers
The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. A list of the subadvisers and the Funds they serve as of the end of the period is as follows:

Fund	Subadviser
AllianzGI Convertible Fund	AllianzGI U.S.(1)
AllianzGI Core Plus Bond Fund	AllianzGI U.S.(1)
AllianzGI Global Allocation Fund	AllianzGI U.S.(1)
AllianzGI Global Dynamic Allocation Fund	AllianzGI U.S.(1)
AllianzGI Global Sustainability Fund	AllianzGI U.S.(1)
AllianzGI High Yield Bond Fund	AllianzGI U.S.(1)
AllianzGI International Small-Cap Fund	AllianzGI U.S.(1)
AllianzGI Preferred Securities and Income Fund	AllianzGI U.S.(1)
AllianzGI Short Duration High Income Fund	AllianzGI U.S.(1)
AllianzGI Water Fund	AllianzGI U.S.(1)
NFJ Emerging Markets Value Fund	NFJ (2)
(1)	Allianz Global Investors U.S. LLC (“AllianzGI U.S.”).
(2)	NFJ Investment Group, LLC (“NFJ”), which is an indirect, wholly-owned subsidiary of Virtus.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through February 1, 2023. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022
Fund	Class A	Class C	Class P	Institutional Class	Class R6	Administrative Class
AllianzGI Convertible Fund	0.96%	1.73%	0.71%	0.71%	0.62% (1)	0.93%
AllianzGI Core Plus Bond Fund	N/A	N/A	0.35	0.30	0.25	N/A
AllianzGI Global Allocation Fund	0.52	1.27	0.32	0.29	0.22	0.47
AllianzGI Global Dynamic Allocation Fund	0.82	1.58	0.68	0.54	0.54	0.79
AllianzGI Global Sustainability Fund	0.94	N/A	0.79	0.69	N/A	N/A
AllianzGI High Yield Bond Fund	1.12	1.81	0.80 (2)	0.83	N/A	1.00
AllianzGI International Small-Cap Fund	1.25	2.00	1.10	1.04	1.00	N/A
AllianzGI Preferred Securities and Income Fund	N/A	N/A	0.60	0.55	0.50	N/A
AllianzGI Short Duration High Income Fund	0.86	1.11	0.65 (2)	0.60	0.55	N/A
AllianzGI Water Fund	1.22	1.97	0.94	0.93	N/A	N/A
NFJ Emerging Markets Value Fund	1.14	1.89	0.99	0.89	N/A	N/A
(1)	Effective January 28, 2022.
(2)	The share class is currently under its expense limitation.
The exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the period ending March 31:

	Expiration
Fund	2022	2023	2024	2025	Total
AllianzGI Convertible Fund
Class A	$ —	$ —	$ 302	$ 217	$ 519
Class C	—	—	72	50	122
Class P	—	—	844	380	1,224
Institutional Class	—	—	1,161	780	1,941
Class R6	—	—	—	— (1)	— (1)
Administrative Class	—	—	14	19	33
AllianzGI Core Plus Bond Fund
Class P	— (1)	— (1)	— (1)	— (1)	— (1)
Institutional Class	2	— (1)	1	5	8
Class R6	291	287	247	107	932
AllianzGI Global Allocation Fund
Class A	— (1)	87	193	174	454
Class C	3	6	11	9	29
Class P	—	8	24	17	49
Institutional Class	—	11	29	36	76
Class R6	2	407	840	739	1,988
Administrative Class	—	—	1	— (1)	1
AllianzGI Global Dynamic Allocation Fund
Class A	6	9	23	13	51
Class C	2	4	6	3	15
Class P	32	5	12	13	62
Institutional Class	36	72	141	75	324
Class R6	453	592	339	71	1,455
Administrative Class	— (1)	— (1)	— (1)	— (1)	— (1)
AllianzGI Global Sustainability Fund
Class A	6	8	19	12	45
Class P	100	78	69	8	255
Institutional Class	74	355	528	212	1,169

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022
	Expiration
Fund	2022	2023	2024	2025	Total
AllianzGI High Yield Bond Fund
Class A	$ —	$ —	$ 1	$ 10	$ 11
Class C	—	—	1	1	2
Class P	—	—	3	2	5
Institutional	—	—	1	17	18
Administrative Class	—	—	1	— (1)	1
AllianzGI International Small-Cap Fund
Class A	38	21	23	11	93
Class C	7	4	3	1	15
Class P	108	57	54	14	233
Institutional Class	237	157	178	55	627
Class R6	129	128	148	54	459
AllianzGI Preferred Securities and Income Fund
Class P	— (1)	— (1)	— (1)	— (1)	— (1)
Institutional Class	31	41	52	33	157
Class R6	192	138	106	31	467
AllianzGI Short Duration High Income Fund
Class A	—	—	105	78	183
Class C	—	17	80	45	142
Class P	—	—	230	111	341
Institutional Class	—	88	289	203	580
Class R6	—	6	21	10	37
AllianzGI Water Fund
Class A	164	323	571	346	1,404
Class C	69	123	157	79	428
Class P	246	463	921	375	2,005
Institutional Class	231	333	756	506	1,826
NFJ Emerging Markets Value Fund
Class A	76	71	62	25	234
Class C	5	5	4	1	15
Class P	6	10	47	22	85
Institutional Class	402	437	491	182	1,512
(1)	Amount is less than $500.
During the period ended March 31, 2022, the Adviser recaptured expenses previously waived for the following Funds:
Fund	Class P
AllianzGI Convertible Fund	$ 38
AllianzGI Global Sustainability Fund	6
AllianzGI High Yield Bond Fund	3
AllianzGI International Small-Cap Fund	4
AllianzGI Short Duration High Income Fund	208
AllianzGI Water Fund	57
NFJ Emerging Markets Value Fund	— (1)
(1)	Amount is less than $500.
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months (the “period”) ended March 31, 2022, it retained net commissions of $77 for Class A shares and CDSC of $36 and $21 for Class A shares and Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares, and 1.00% for Class C shares (0.90% for AllianzGl High Yield Bond Fund and 0.50% for AllianzGI Short Duration High Income Fund). Administrative Class shares pay a 0.25% Administrative Distribution fee. Class P shares, Institutional Class shares, Class R6 shares, and Administrative Class shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the period ended March 31, 2022, the Funds incurred administration fees totaling $2,503, which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the period ended March 31, 2022, the Funds incurred transfer agent fees totaling $1,116 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Payments from Affiliates
During the period ended March 31, 2022, AllianzGI U.S. reimbursed AllianzGI Global Dynamic Allocation Fund for losses.
H.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2022, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
Outside of Rule 17a-7 transactions, other investments with affiliated issuers are separately reported in this footnote. An affiliated issuer includes any company in which the Fund held 5% or more of a company’s outstanding voting shares at any point during the period, as well as other circumstances where an investment adviser or subadviser to the Fund is deemed to exercise, directly or indirectly, a certain level of control over the company.
A summary of the Funds’ total long-term and short-term purchases and sales of the respective shares of the affiliated investments during the period ended March 31, 2022, is as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
AllianzGI Global Allocation Fund
Affiliated Mutual Fund—34.7%
Virtus AllianzGI Global Sustainability Fund Institutional Shares(1)	$92,554	$18,467	$ —	$ —	$(19,335)	$91,686	4,326,843	$637	$17,830
Exchange-Traded Fund—0.0%
PIMCO 1-5 Year U.S. TIPS Index ETF(1)	2,523	—	2,487	13	(49)	—	—	25	—
Total	$95,077	$18,467	$2,487	$13	$(19,384)	$91,686		$662	$17,830

(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022
	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
AllianzGI High Yield Bond Fund
Common Stocks—0.0%
LiveStyle, Inc.(1),(2),(3),(4)	$ —(5)	$—	$—	$—	$—	$ —(5)	67,983	$—	$—
Preferred Stock—3.8%
LiveStyle, Inc. Series B (1),(2),(3),(4)	1,894	—	—	—	—	1,894	18,941	—	—
Total	$1,894	$—	$—	$—	$—	$1,894		$—	$—

(1)	During the reporting period, a member of the Fund’s portfolio management team was a member of the board of directors of LiveStyle, Inc. As of the reporting period end, this is no longer the case.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	Non-income producing.
(4)	All or a portion of the security is restricted.
(5)	Amount is less than $500.

	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
AllianzGI Short Duration High Income Fund
Common Stocks—0.0%
Cloud Peak Energy, Inc.(1),(2),(3)	$— (4)	$—	$—	$—	$—	$— (4)	40,020	$—	$—
Total	$—	$—	$—	$—	$—	$—		$—	$—

(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(2)	Non-income producing.
(3)	All or a portion of the security is restricted.
(4)	Includes internally fair valued securities currently priced at zero ($0).
I.	Trustee Compensation
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at March 31, 2022.
In calendar year 2018 and certain other periods prior to January 1, 2020, the Funds maintained a different deferred compensation plan pursuant to which each Trustee who was not affiliated with AllianzGI U.S. had the opportunity to elect not to receive all or a portion of his or her fees from the respective Fund on a current basis, but instead to receive in a subsequent period chosen by the Trustee an amount equal to the value of such compensation if such compensation had been invested in one or more series of Virtus Investment Trust (then known as Allianz Funds) and Virtus Strategy Trust (then known as Allianz Funds Multi-Strategy Trust) selected by the such Trustee from and after the normal payment dates for such compensation. The deferred compensation program was closed to new deferrals effective January 1, 2020, and all Trustee fees earned with respect to service in calendar year 2020 were paid in cash, on a current basis. The Trustees do not currently receive any pension or retirement benefits from the Funds.

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022
In addition to the Trustee fees deferred in the current period, the Funds still have obligations with respect to Trustee fees deferred in 2018 and in other periods prior to January 1, 2020, and will continue to have such obligations until all deferred Trustee fees are paid out pursuant to the terms of the applicable deferred compensation plan.
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. Government and agency securities, forward currency contracts, written options, and short-term securities) during the period ended March 31, 2022, were as follows:
	Purchases	Sales
AllianzGI Convertible Fund	$1,723,818	$2,179,307
AllianzGI Core Plus Bond Fund	34,526	31,732
AllianzGI Global Allocation Fund	59,773	61,108
AllianzGI Global Dynamic Allocation Fund	35,790	41,973
AllianzGI Global Sustainability Fund	24,725	29,529
AllianzGI High Yield Bond Fund	14,496	29,498
AllianzGI International Small-Cap Fund	18,838	26,212
AllianzGI Preferred Securities and Income Fund	31,039	13,750
AllianzGI Short Duration High Income Fund	291,089	270,578
AllianzGI Water Fund	20,404	2,341
NFJ Emerging Markets Value Fund	58,832	66,519
Purchases  and sales of long-term U.S. Government and agency securities during the period ended March 31, 2022, were as follows:
	Purchases	Sales
AllianzGI Core Plus Bond Fund	$117,804	$108,412
AllianzGI Global Allocation Fund	96,977	97,772
AllianzGI Global Dynamic Allocation Fund	7,107	7,022
AllianzGI Preferred Securities and Income Fund	—	198
Note 6. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	AllianzGI Convertible Fund				AllianzGI Core Plus Bond Fund
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021		Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	2,015	$ 78,345	4,895	$ 218,499	—	$ —	—	$ —
Reinvestment of distributions	1,650	61,381	437	19,176	—	—	—	—
Shares repurchased	(2,702)	(104,205)	(3,238)	(145,505)	—	—	—	—
Net Increase / (Decrease)	963	$ 35,521	2,094	$ 92,170	—	$ —	—	$ —
Class C
Shares sold	314	$ 12,478	864	$ 39,144	—	$ —	—	$ —
Reinvestment of distributions	490	18,540	155	6,908	—	—	—	—
Shares repurchased	(586)	(23,441)	(831)	(38,310)	—	—	—	—
Net Increase / (Decrease)	218	$ 7,577	188	$ 7,742	—	$ —	—	$ —
Class R*
Shares sold	—	$ —	23	$ 1,046	—	$ —	—	$ —
Reinvestment of distributions	—	—	— (1)	22	—	—	—	—
Shares repurchased	—	—	(30)	(1,386)	—	—	—	—
Net Increase / (Decrease)	—	$ —	(7)	$ (318)	—	$ —	—	$ —

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022
	AllianzGI Convertible Fund				AllianzGI Core Plus Bond Fund
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021		Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class P
Shares sold	4,351	$ 168,099	9,111	$ 394,111	—	$ —	—	$ —
Reinvestment of distributions	2,967	105,976	970	41,125	— (1)	— (2)	— (1)	1
Shares repurchased	(8,902)	(353,486)	(6,374)	(276,789)	—	—	—	—
Net Increase / (Decrease)	(1,584)	$ (79,411)	3,707	$ 158,447	— (1)	$ —(2)	— (1)	$ 1
Institutional Class
Shares sold	9,551	$ 392,615	19,695	$ 860,125	167	$ 2,503	106	$ 1,645
Reinvestment of distributions	8,289	300,697	2,171	93,445	3	41	— (1)	7
Shares repurchased	(15,745)	(569,586)	(12,761)	(560,179)	(21)	(315)	(1)	(21)
Net Increase / (Decrease)	2,095	$ 123,726	9,105	$ 393,391	149	$ 2,229	105	$ 1,631
Class R6(3)
Shares sold	3	$ 100	—	$ —	1,369	$ 20,471	816	$ 12,727
Reinvestment of distributions	—	—	—	—	57	848	322	5,032
Shares repurchased	—	—	—	—	(768)	(11,470)	(783)	(12,030)
Net Increase / (Decrease)	3	$ 100	—	$ —	658	$ 9,849	355	$ 5,729
Administrative Class
Shares sold	106	$ 4,350	340	$ 14,345	—	$ —	—	$ —
Reinvestment of distributions	127	4,627	33	1,436	—	—	—	—
Shares repurchased	(132)	(4,833)	(154)	(6,829)	—	—	—	—
Net Increase / (Decrease)	101	$ 4,144	219	$ 8,952	—	$ —	—	$ —

	AllianzGI Global Allocation Fund				AllianzGI Global Dynamic Allocation Fund
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021		Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	262	$ 3,024	587	$ 6,730	33	$ 522	140	$ 2,397
Reinvestment of distributions	294	3,371	234	2,657	37	567	27	409
Shares repurchased	(495)	(5,666)	(856)	(9,958)	(42)	(644)	(37)	(647)
Net Increase / (Decrease)	61	$ 729	(35)	$ (571)	28	$ 445	130	$ 2,159
Class C
Shares sold	23	$ 270	30	$ 357	18	$ 276	29	$ 500
Reinvestment of distributions	15	182	14	165	10	147	9	143
Shares repurchased	(36)	(428)	(148)	(1,796)	(18)	(269)	(12)	(203)
Net Increase / (Decrease)	2	$ 24	(104)	$ (1,274)	10	$ 154	26	$ 440
Class R*
Shares sold	—	$ —	—	$ —	—	$ —	— (1)	$ —(2)
Reinvestment of distributions	—	—	— (1)	1	—	—	— (1)	7
Shares repurchased	—	—	(2)	(22)	—	—	(2)	(75)
Net Increase / (Decrease)	—	$ —	(2)	$ (21)	—	$ —	(2)	$ (68)
Class P
Shares sold	90	$ 1,025	239	$ 2,742	35	$ 616	902	$ 16,799
Reinvestment of distributions	13	148	17	188	10	164	1	19
Shares repurchased	(243)	(2,796)	(192)	(2,186)	(887)	(16,635)	(4)	(78)
Net Increase / (Decrease)	(140)	$ (1,623)	64	$ 744	(842)	$ (15,855)	899	$ 16,740

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022
	AllianzGI Global Allocation Fund				AllianzGI Global Dynamic Allocation Fund
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021		Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Institutional Class
Shares sold	143	$ 1,751	222	$ 2,548	977	$ 17,935	69	$ 1,217
Reinvestment of distributions	84	957	62	697	278	4,365	212	3,318
Shares repurchased	(350)	(3,954)	(243)	(2,814)	(1,095)	(16,592)	(172)	(3,013)
Net Increase / (Decrease)	(123)	$ (1,246)	41	$ 431	160	$ 5,708	109	$ 1,522
Class R6
Shares sold	1,161	$ 12,903	4,901	$ 55,745	49	$ 728	76	$ 1,274
Reinvestment of distributions	1,701	18,789	1,466	16,125	209	3,262	545	8,451
Shares repurchased	(1,913)	(21,315)	(5,443)	(61,888)	(85)	(1,312)	(1,010)	(18,029)
Net Increase / (Decrease)	949	$ 10,377	924	$ 9,982	173	$ 2,678	(389)	$ (8,304)
Administrative Class
Shares sold	—	$ —	1	$ 12	—	$ —	—	$ —
Reinvestment of distributions	— (1)	3	— (1)	3	— (1)	5	— (1)	7
Shares repurchased	(—) (1)	(1)	(—) (1)	(2)	—	—	—	—
Net Increase / (Decrease)	— (1)	$ 2	1	$ 13	— (1)	$ 5	— (1)	$ 7

	AllianzGI Global Sustainability Fund				AllianzGI High Yield Bond Fund
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021		Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	45	$ 1,065	106	$ 2,495	335	$ 2,970	458	$ 4,003
Reinvestment of distributions	54	1,195	4	80	50	433	107	943
Shares repurchased	(50)	(1,068)	(14)	(341)	(759)	(6,583)	(664)	(5,803)
Net Increase / (Decrease)	49	$ 1,192	96	$ 2,234	(374)	$ (3,180)	(99)	$ (857)
Class C
Shares sold	—	$ —	—	$ —	3	$ 22	12	$ 100
Reinvestment of distributions	—	—	—	—	4	36	14	123
Shares repurchased	—	—	—	—	(76)	(663)	(237)	(2,084)
Net Increase / (Decrease)	—	$ —	—	$ —	(69)	$ (605)	(211)	$ (1,861)
Class R*
Shares sold	—	$ —	—	$ —	—	$ —	21	$ 385
Reinvestment of distributions	—	—	—	—	—	—	1	9
Shares repurchased	—	—	—	—	—	—	(86)	(921)
Net Increase / (Decrease)	—	$ —	—	$ —	—	$ —	(64)	$ (527)
Class P
Shares sold	47	$ 1,129	433	$ 9,715	30	$ 247	154	$ 1,291
Reinvestment of distributions	48	1,076	45	1,008	12	102	39	323
Shares repurchased	(71)	(1,624)	(1,607)	(36,816)	(62)	(521)	(965)	(8,040)
Net Increase / (Decrease)	24	$ 581	(1,129)	$ (26,093)	(20)	$ (172)	(772)	$ (6,426)
Institutional Class
Shares sold	145	$ 3,338	395	$ 9,491	645	$ 5,240	755	$ 6,287
Reinvestment of distributions	990	22,702	177	4,085	120	996	288	2,421
Shares repurchased	(284)	(6,476)	(2,304)	(55,986)	(2,195)	(17,839)	(2,526)	(21,164)
Net Increase / (Decrease)	851	$ 19,564	(1,732)	$ (42,410)	(1,430)	$ (11,603)	(1,483)	$ (12,456)

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022
	AllianzGI Global Sustainability Fund				AllianzGI High Yield Bond Fund
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021		Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Administrative Class
Shares sold	—	$ —	—	$ —	1	$ 6	9	$ 79
Reinvestment of distributions	—	—	—	—	— (1)	2	1	5
Shares repurchased	—	—	—	—	(11)	(89)	(—) (1)	(1)
Net Increase / (Decrease)	—	$ —	—	$ —	(10)	$ (81)	10	$ 83

	AllianzGI International Small-Cap Fund				AllianzGI Preferred Securities and Income Fund
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021		Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	31	$ 971	41	$ 1,673	—	$ —	—	$ —
Reinvestment of distributions	23	782	1	43	—	—	—	—
Shares repurchased	(41)	(1,280)	(31)	(1,258)	—	—	—	—
Net Increase / (Decrease)	13	$ 473	11	$ 458	—	$ —	—	$ —
Class C
Shares sold	—	$ —	— (1)	$ 5	—	$ —	—	$ —
Reinvestment of distributions	2	52	— (1)	5	—	—	—	—
Shares repurchased	(1)	(37)	(13)	(505)	—	—	—	—
Net Increase / (Decrease)	1	$ 15	(13)	$ (495)	—	$ —	—	$ —
Class R*
Shares sold	—	$ —	5	$ 182	—	$ —	—	$ —
Reinvestment of distributions	—	—	— (1)	12	—	—	—	—
Shares repurchased	—	—	(32)	(1,226)	—	—	—	—
Net Increase / (Decrease)	—	$ —	(27)	$ (1,032)	—	$ —	—	$ —
Class P
Shares sold	1	$ 56	11	$ 449	—	$ —	—	$ —
Reinvestment of distributions	48	1,649	3	125	— (1)	1	— (1)	1
Shares repurchased	(76)	(2,591)	(67)	(2,752)	—	—	—	—
Net Increase / (Decrease)	(27)	$ (886)	(53)	$ (2,178)	— (1)	$ 1	— (1)	$ 1
Institutional Class
Shares sold	34	$ 1,241	131	$ 5,782	1,343	$ 20,813	134	$ 2,161
Reinvestment of distributions	130	4,644	12	470	73	1,113	23	363
Shares repurchased	(139)	(4,873)	(369)	(16,219)	(162)	(2,423)	(255)	(4,016)
Net Increase / (Decrease)	25	$ 1,012	(226)	$ (9,967)	1,254	$ 19,503	(98)	$ (1,492)
Class R6
Shares sold	181	$ 6,015	188	$ 7,870	179	$ 2,772	157	$ 2,500
Reinvestment of distributions	146	5,137	11	431	73	1,121	54	854
Shares repurchased	(82)	(2,936)	(307)	(12,744)	(256)	(3,752)	(426)	(6,599)
Net Increase / (Decrease)	245	$ 8,216	(108)	$ (4,443)	(4)	$ 141	(215)	$ (3,245)

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022
	AllianzGI Short Duration High Income Fund				AllianzGI Water Fund
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021		Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	1,043	$ 15,080	3,905	$ 57,197	1,636	$ 35,686	3,288	$ 70,114
Reinvestment of distributions	235	3,389	515	7,488	844	18,705	148	2,885
Shares repurchased	(1,557)	(22,495)	(4,217)	(61,645)	(1,173)	(25,404)	(2,044)	(42,810)
Net Increase / (Decrease)	(279)	$ (4,026)	203	$ 3,040	1,307	$ 28,987	1,392	$ 30,189
Class C
Shares sold	346	$ 5,004	833	$ 12,143	324	$ 6,730	625	$ 12,587
Reinvestment of distributions	121	1,753	289	4,205	228	4,783	48	889
Shares repurchased	(854)	(12,367)	(2,354)	(34,436)	(463)	(9,389)	(885)	(17,878)
Net Increase / (Decrease)	(387)	$ (5,610)	(1,232)	$ (18,088)	89	$ 2,124	(212)	$ (4,402)
Class P
Shares sold	9,211	$ 133,215	3,929	$ 57,210	1,841	$ 40,101	3,860	$ 82,828
Reinvestment of distributions	440	6,318	789	11,420	728	16,200	170	3,301
Shares repurchased	(12,191)	(174,090)	(6,711)	(96,847)	(3,263)	(74,505)	(2,607)	(55,162)
Net Increase / (Decrease)	(2,540)	$ (34,557)	(1,993)	$ (28,217)	(694)	$ (18,204)	1,423	$ 30,967
Institutional Class
Shares sold	8,450	$ 121,837	6,818	$ 99,100	5,081	$ 112,391	5,872	$ 122,088
Reinvestment of distributions	621	8,879	1,199	17,303	1,441	31,231	236	4,506
Shares repurchased	(4,769)	(68,033)	(11,210)	(162,053)	(2,684)	(55,505)	(3,158)	(65,115)
Net Increase / (Decrease)	4,302	$ 62,683	(3,193)	$ (45,650)	3,838	$ 88,117	2,950	$ 61,479
Class R6
Shares sold	664	$ 9,357	1,142	$ 16,434	—	$ —	—	$ —
Reinvestment of distributions	39	563	111	1,606	—	—	—	—
Shares repurchased	(639)	(9,189)	(2,224)	(32,132)	—	—	—	—
Net Increase / (Decrease)	64	$ 731	(971)	$ (14,092)	—	$ —	—	$ —

	NFJ Emerging Markets Value Fund
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	207	$ 4,010	149	$ 3,152
Reinvestment of distributions	1	24	8	156
Shares repurchased	(263)	(5,126)	(207)	(4,316)
Net Increase / (Decrease)	(55)	$ (1,092)	(50)	$ (1,008)
Class C
Shares sold	1	$ 16	5	$ 98
Reinvestment of distributions	—	—	— (1)	1
Shares repurchased	(6)	(118)	(16)	(321)
Net Increase / (Decrease)	(5)	$ (102)	(11)	$ (222)
Class P
Shares sold	127	$ 2,494	250	$ 5,327
Reinvestment of distributions	1	28	6	129
Shares repurchased	(58)	(1,191)	(132)	(2,754)
Net Increase / (Decrease)	70	$ 1,331	124	$ 2,702

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022
	NFJ Emerging Markets Value Fund
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT
Institutional Class
Shares sold	237	$ 4,603	897	$ 18,893
Reinvestment of distributions	16	314	88	1,795
Shares repurchased	(788)	(15,827)	(1,274)	(26,547)
Net Increase / (Decrease)	(535)	$ (10,910)	(289)	$ (5,859)
*	On May 21, 2021, all Class R shares were converted into Class A shares. These transactions are included as subscriptions of Class A shares and redemptions of Class R shares in the tables above.
(1)	Amount is less than 500 shares.
(2)	Amount is less than $500.
(3)	Inception date January 31, 2022.
Note 7. 10% Shareholders
As of March 31, 2022, the Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts
AllianzGI Convertible Fund	16%	1
AllianzGI Core Plus Bond Fund	76	1 *
AllianzGI Global Allocation Fund	41	2
AllianzGI Global Dynamic Allocation Fund	72	2
AllianzGI Global Sustainability Fund	76	1 *
AllianzGI High Yield Bond Fund	56	3
AllianzGI International Small-Cap Fund	72	2
AllianzGI Preferred Securities and Income Fund	83	3 *
AllianzGI Short Duration High Income Fund	13	1
AllianzGI Water Fund	11	1
NFJ Emerging Markets Value Fund	69	1
*	Includes affiliated shareholder account(s).
Note 8. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
In July 2017, the head of the United Kingdom Financial Conduct Authority announced the intention to phase out the use of LIBOR by the end of 2021. However, after subsequent announcements by the FCA, the LIBOR administrator and other regulators certain of the most widely used LIBORs are expected to continue until mid-2023. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The expected discontinuation of LIBOR could have a significant impact on the financial markets and may present a material risk for certain market participants, including the Funds. Abandonment of or modifications to LIBOR could lead to significant short- and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain the effects such changes will have on the Funds, issuers of instruments in which the Funds invest, and the financial markets generally.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.
Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022
obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
At March 31, 2022, the following Funds held securities issued by various companies in specific sectors as detailed below:
Fund	Sector	Percentage of Total Investments
AllianzGI Preferred Securities and Income Fund	Financials	40%
AllianzGI Water Fund	Machinery	34
NFJ Emerging Markets Value Fund	Information Technology	35
Note 9.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 10. Restricted Securities
($ reported in thousands)
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. The following Funds held securities that were considered to be restricted at March 31, 2022:
Fund	Investment	Date of Acquisition	Cost	Value	Percentage of Net Assets
AllianzGI High Yield Bond Fund	Affinion Group Holdings	11/04/2015	$ 770	$ —	0.0%
	LiveStyle, Inc. Series B	9/28/2016	1,857	1,894	3.8
	LiveStyle, Inc.	12/01/2016	—	— (a)	0.0
AllianzGI Short Duration High Income Fund	Cloud Peak Energy, Inc.	8/14/2020	—	—	0.0

(a)	Amount is less than $500.
Note 11. Redemption Facility and Interfund Lending
($ reported in thousands)
On June 14, 2021, the Funds and certain other affiliated funds entered into an $250,000 unsecured line of credit (“Credit Agreement”). This Credit Agreement, as amended, is with a commercial bank that allows the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable, of each Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days and has been renewed for a period up to March 9, 2023. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the period ended March 31, 2022, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the Credit Agreement. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The following Funds had an outstanding loan during the period. The borrowings were valued at cost, which approximates fair value.
Fund	Interest Incurred on Borrowing	Average Dollar Amount of Borrowing	Weighted Average Interest Rate on Borrowing	Days Loan was Open
AllianzGI Core Plus Bond Fund	$— (1)	$ 1,500	1.36%	1
AllainzGI Global Dynamic Allocation Fund	— (1)	1,000	1.36	1

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022
Fund	Interest Incurred on Borrowing	Average Dollar Amount of Borrowing	Weighted Average Interest Rate on Borrowing	Days Loan was Open
AllainzGI International Small-Cap Fund	$— (1)	$ 1,600	1.35%	2
AllianzGI Short Duration High Income Fund	2	12,575	1.39	4
AllianzGI Water Fund	1	9,600	1.34	4
(1)	Amount is less than $500.
Note 12. Federal Income Tax Information
($ reported in thousands)
At March 31, 2022, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AllianzGI Convertible Fund	$ 2,212,443	$ 255,725	$ (54,539)	$ 201,186
AllianzGI Core Plus Bond Fund	68,939	37	(2,824)	(2,787)
AllianzGI Global Allocation Fund	251,127	12,617	(8,741)	3,876
AllianzGI Global Dynamic Allocation Fund (Including Purchased Options)	34,180	4,887	(2,594)	2,293
AllianzGI Global Dynamic Allocation Fund (Written Options)	(20)	—	(33)	(33)
AllianzGI Global Sustainability Fund	94,810	29,473	(4,141)	25,332
AllianzGI High Yield Bond Fund	55,500	—	(5,173)	(5,173)
AllianzGI International Small-Cap Fund	55,821	11,603	(6,281)	5,322
AllianzGI Preferred Securities and Income Fund	39,434	125	(2,302)	(2,177)
AllianzGI Short Duration High Income Fund	757,091	2,248	(36,096)	(33,848)
AllianzGI Water Fund	716,428	301,483	(35,620)	265,863
NFJ Emerging Markets Value Fund	127,255	17,082	(19,963)	(2,881)
Certain Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the fiscal year ended September 30, 2021, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
AllianzGI High Yield Bond Fund	$ 6,364	$ 28,730
AllianzGI Short Duration High Income Fund	34,064	100,108
NFJ Emerging Markets Value Fund	7,819	—
Note 13. In-Kind Transactions
During the period ended September 30, 2021, AllianzGI Global Allocation Fund accepted assets from affiliated entities in connection with in-kind transactions. For financial reporting and tax purposes, the cost of contributed securities was equal to the market value of the securities on the date of contribution. The Fund sold 1,948,556 shares in-kind with a value of $25,803,891. The number of shares sold and value are included in the “shares issued” and “Net proceeds from the sale of common stock” on the Statements of Changes in Net Assets.
Note 14. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. As of the date of this report, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 15. Recent Accounting Pronouncement
In March 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022
Note 16. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that the following subsequent events require recognition or disclosure in these financial statements:
The Funds have been informed by AllianzGI U.S., the subadviser to certain of the Funds, that AllianzGI U.S. will no longer act as a subadviser to such Funds after a transition period of up to 10 weeks from May 17, 2022. Consequently, the Adviser is evaluating next steps in the best interest of shareholders. In the coming weeks, each Fund will send additional information to its shareholders with respect to such next steps. Shareholder approval of any new subadvisers will not be required because of the relief previously approved by shareholders permitting the Adviser, with approval of the Board of Trustees, to change subadvisers under certain conditions.

Virtus AllianzGI Convertible Fund, Virtus AllianzGI High Yield Bond Fund
and Virtus AllianzGI Short Duration High Income Fund
(each a “Fund”, and together, the “Funds”),
each a series of Virtus Strategy Trust
Supplement dated February 8, 2022 to the Summary Prospectuses and the Virtus Strategy Trust Statutory Prospectus, each dated January 28, 2022
IMPORTANT NOTICE TO INVESTORS
Effective March 1, 2022, Douglas G. Forsyth will be stepping down as portfolio manager for the Funds.
Also effective March 1, 2022, William (Brit) L. Stickney will step down as portfolio manager of Virtus AllianzGI High Yield Bond Fund. Concurrently, Justin Kass, CFA will be added as portfolio manager to Virtus AllianzGI High Yield Bond Fund and Virtus AllianzGI Short Duration High Income Fund; David J. Oberto will be added as portfolio manager to Virtus AllianzGI Convertible Fund; and Michael E. Yee will be added as portfolio manager to Virtus AllianzGI Convertible Fund and Virtus AllianzGI High Yield Bond Fund. Additional disclosures resulting from the portfolio manager changes are described below.
Virtus AllianzGI Convertible Fund
The disclosure under “Portfolio Management” in the Fund’s summary prospectus and in the summary section of the Fund’s statutory prospectus will be replaced in its entirety with the following:
> Justin Kass, CFA, portfolio manager and managing director, has managed the fund since 2003.
> David J. Oberto, portfolio manager and director, has managed the fund since March 2022.
> Michael E. Yee, portfolio manager and managing director, has managed the fund since March 2022.
Virtus AllianzGI High Yield Bond Fund
The disclosure under “Portfolio Management” in the Fund’s summary prospectus and in the summary section of the Fund’s statutory prospectus will be replaced in its entirety with the following:
> Justin Kass, CFA, portfolio manager and managing director, has managed the fund since March 2022.
> David J. Oberto, portfolio manager and director, has managed the fund since 2017.
> Michael E. Yee, portfolio manager and managing director, has managed the fund since March 2022.
Virtus AllianzGI Short Duration High Income Fund
The disclosure under “Portfolio Management” in the Fund’s summary prospectus and in the summary section of the Fund’s statutory prospectus will be replaced in its entirety with the following:
> James Dudnick, CFA, portfolio manager and director, has managed the fund since 2014.
> Steven Gish, CFA, portfolio manager and director, has managed the fund since 2014.
> Justin Kass, CFA, portfolio manager and managing director, has managed the fund since March 2022.

All Funds
In the Management of the Funds section under “Portfolio Management” on page 127 of the Funds’ statutory prospectus, the rows for the Funds in the table under the subheading “AllianzGI” will be replaced with the following:
Virtus AllianzGI Convertible Fund	Justin Kass, CFA (since 2003) David J. Oberto (since March 2022) Michael E. Yee (since March 2022)
Virtus AllianzGI High Yield Bond Fund	Justin Kass, CFA (since March 2022) David J. Oberto (since 2017) Michael E. Yee (since March 2022)
Virtus AllianzGI Short Duration High Income Fund	James Dudnick, CFA (since 2014) Steven Gish, CFA (since 2014) Justin Kass, CFA (since March 2022)
The portfolio manager biographies under the referenced table will be amended by removing the references to Douglas G. Forsyth, CFA and William (Brit) L. Stickney, and adding the following for Michael E. Yee:
Michael E. Yee. Mr. Yee is a portfolio manager and a managing director with Allianz Global Investors, which he joined in 1995. He has portfolio management, research and trading responsibilities for the Income and Growth Strategies team. He is also a lead portfolio manager for the firm’s Income and Growth strategy since its inception in 2007. In addition, Mr. Yee is responsible for managing multiple closed-end and open- end mutual funds. Mr. Yee was previously an analyst for the Global and Systematic team with responsibilities focused on U.S. large-cap equity strategies. In addition, he also worked in global portfolio administration and in client service. He has 28 years of investment industry experience. Mr. Yee was previously a financial consultant for Priority One Financial/Liberty Foundation. He has a B.S. from the University of California, San Diego, and an M.B.A. from San Diego State University.
All other disclosure concerning the Funds, including fees, expenses, investment objective, strategies and risks will remain unchanged.
Investors should retain this supplement with the Prospectuses for future reference.
VST 8060 I&G Team PM Changes (2/2022)

Virtus AllianzGI International Small-Cap Fund,
a series of Virtus Strategy Trust
Supplement dated April 14, 2022 to the Summary Prospectuses, the Virtus Strategy Trust
Statutory Prospectus and the Statement of Additional Information (“SAI”),
each dated January 28, 2022, as supplemented
IMPORTANT NOTICE TO INVESTORS
Allianz Global Investors U.S. LLC (“AllianzGI”) has announced that, effective April 30, 2022, Jasmine To will no longer be a portfolio manager for the Virtus AllianzGI International Small-Cap Fund, (the “Fund”). Effective April 30, 2022 all references to Ms. To will be removed from the prospectuses and the SAI.
Investors should retain this supplement with the
Prospectuses and SAI for future reference.
VST 8060/AGI Int’l Small-Cap PM Announcement (4/2022)

Virtus AllianzGI Convertible Fund, Virtus AllianzGI Core Plus Bond Fund,
Virtus AllianzGI Global Allocation Fund, Virtus AllianzGI Global Dynamic Allocation Fund,
Virtus AllianzGI Global Sustainability Fund, Virtus AllianzGI High Yield Bond Fund,
Virtus AllianzGI International Small-Cap Fund, Virtus AllianzGI Preferred Securities and Income Fund, Virtus AllianzGI Short Duration High Income Fund and
Virtus AllianzGI Water Fund (each a “Fund”, and together, the “Funds”), each a series of Virtus Strategy Trust
Supplement dated May 18, 2022, to the Funds’ Summary Prospectuses, and the Statutory Prospectus
and Statement of Additional Information (“SAI”) of Virtus Strategy Trust,
each dated January 28, 2022, as supplemented.
IMPORTANT NOTICE TO INVESTORS
The Funds have been informed by Allianz Global Investors U.S. LLC (“AllianzGI”), the subadviser to each Fund, that AllianzGI will no longer act as a subadviser to the Funds after a transition period of up to 10 weeks. Consequently, the Adviser is evaluating next steps in the best interest of shareholders. In the coming weeks, each Fund will send an information statement to its shareholders with respect to a change of subadviser. Shareholder approval of any new subadvisers will not be required because of the relief previously approved by shareholders permitting the Funds’ investment adviser, with approval of the Board of Trustees, to change subadvisers under certain conditions.
On May 17, 2022, it was announced that AllianzGI had settled certain government charges about matters unrelated to the Funds. As a result of the settlement, AllianzGI will not be allowed to manage U.S. registered open-end and closed-end funds after a transition period. Concurrently, AllianzGI announced its intention to enter into an agreement with Voya Investment Management to transfer the investment teams who currently manage certain of the Funds to Voya. Under the terms of its settlement, AllianzGI will bear all expenses associated with the transition of the Funds to other managers.
Investors should retain this supplement with the Prospectuses and the SAI for future reference.
VST 8060 AllianzGI Subadviser Change (5/2022)

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VIRTUS STRATEGY TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
Advisory Board Member
William R. Moyer
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Kevin J. Carr, Senior Vice President, and Assistant Secretary
Nancy J. Engberg, Senior Vice President and Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874
Providence, RI 02940-8074
For more information about Virtus Mutual Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8069	05-22

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Strategy Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	6/2/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	6/2/2022

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date	6/2/2022

*	Print the name and title of each signing officer under his or her signature.